UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—2.13%
Federal Home Loan Bank
0.100%, due 07/29/14	2,000,000	1,999,851
US Treasury Note
2.625%, due 07/31/14	3,000,000	3,018,535
Total US government and agency obligations (cost—$5,018,386)		5,018,386

Bank note—1.28%
Banking-US—1.28%
Bank of America N.A.
0.140%, due 06/20/14 (cost—$3,000,000)	3,000,000	3,000,000

Certificates of deposit—17.44%
Banking-non-US—13.19%
Credit Industriel et Commercial
0.200%, due 06/05/14	3,000,000	3,000,000
0.200%, due 07/07/14	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.170%, due 06/03/14	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
0.190%, due 07/02/14	3,000,000	3,000,000
Natixis
0.215%, due 05/28/14[1]	2,000,000	2,000,000
Norinchukin Bank
0.140%, due 05/27/14	5,000,000	5,000,000
Oversea-Chinese Banking Corp., Ltd.
0.140%, due 05/15/14	3,000,000	3,000,000
Rabobank Nederland NV
0.277%, due 07/10/14[1]	1,000,000	1,000,000
Societe Generale
0.270%, due 05/30/14[1]	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 06/09/14	5,000,000	5,000,000
		31,000,000
Banking-US—4.25%
Branch Banking & Trust Co.
0.150%, due 05/28/14	5,000,000	5,000,150
0.130%, due 05/30/14	2,000,000	2,000,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-US—(concluded)
PNC Bank N.A.
0.230%, due 09/15/14	3,000,000	3,000,000
		10,000,150
Total certificates of deposit (cost—$41,000,150)		41,000,150

Commercial paper[2]—54.64%
Asset backed-miscellaneous—21.26%
Atlantic Asset Securitization LLC
0.120%, due 05/13/14	2,000,000	1,999,920
0.120%, due 05/19/14	5,000,000	4,999,700
Cancara Asset Securitisation LLC
0.120%, due 05/30/14	5,000,000	4,999,517
Gotham Funding Corp.
0.160%, due 05/13/14	4,000,000	3,999,787
Liberty Street Funding LLC
0.180%, due 06/12/14	3,000,000	2,999,370
Manhattan Asset Funding Co. LLC
0.150%, due 05/12/14	3,000,000	2,999,862
Old Line Funding LLC
0.190%, due 08/15/14	2,000,000	1,998,881
0.220%, due 10/15/14	2,000,000	1,997,959
Regency Markets No. 1 LLC
0.150%, due 05/15/14	3,000,000	2,999,825
0.140%, due 05/21/14	3,000,000	2,999,767
Sheffield Receivables Corp.
0.180%, due 06/04/14	2,000,000	1,999,660
0.180%, due 07/22/14	3,000,000	2,998,770
Victory Receivables Corp.
0.140%, due 05/23/14	2,000,000	1,999,829
0.140%, due 06/10/14	5,000,000	4,999,222
Working Capital Management Co.
0.160%, due 05/05/14	6,000,000	5,999,893
		49,991,962
Banking-non-US—8.29%
Caisse Centrale Desjardins
0.160%, due 05/20/14	3,000,000	2,999,747
0.135%, due 05/23/14	4,000,000	3,999,670
Credit Suisse
0.175%, due 08/01/14	3,000,000	2,998,658
Mitsubishi UFJ Trust & Banking Corp.
0.180%, due 05/06/14	3,500,000	3,499,913

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Mizuho Funding LLC
0.200%, due 05/06/14	3,000,000	2,999,917
Oversea-Chinese Banking Corp., Ltd.
0.190%, due 07/02/14	3,000,000	2,999,018
		19,496,923
Banking-US—9.99%
BNP Paribas Finance, Inc.
0.220%, due 06/06/14	3,000,000	2,999,340
0.220%, due 07/07/14	3,000,000	2,998,772
Erste Finance LLC
0.160%, due 05/01/14	5,000,000	5,000,000
ING (US) Funding LLC
0.200%, due 07/02/14	3,000,000	2,998,967
Natixis US Finance Co. LLC
0.130%, due 05/05/14	3,000,000	2,999,957
Northern Pines Funding LLC
0.250%, due 05/27/14	3,000,000	2,999,458
0.240%, due 05/30/14	1,500,000	1,499,710
0.240%, due 06/25/14	2,000,000	1,999,266
		23,495,470
Energy-integrated—4.25%
CNPC Finance HK Ltd.
0.350%, due 05/09/14	5,000,000	4,999,611
Total Capital Canada Ltd.
0.080%, due 05/14/14	5,000,000	4,999,856
		9,999,467
Finance-captive automotive—1.70%
Toyota Motor Credit Corp.
0.160%, due 06/26/14	3,000,000	2,999,253
0.210%, due 10/21/14	1,000,000	998,991
		3,998,244
Finance-non-captive diversified—2.13%
General Electric Capital Corp.
0.130%, due 05/22/14	5,000,000	4,999,621

Food—2.13%
Unilever Capital Corp.
0.060%, due 05/12/14	5,000,000	4,999,908

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Insurance-life—4.89%
MetLife Short Term Funding LLC
0.110%, due 05/07/14	2,000,000	1,999,963
0.090%, due 05/13/14	5,000,000	4,999,850
Prudential PLC
0.150%, due 05/13/14	4,500,000	4,499,775
		11,499,588
Total commercial paper (cost—$128,481,183)		128,481,183

Short-term corporate obligation—1.70%
Banking-non-US—1.70%
Barclays Bank PLC
0.360%, due 05/07/14[3] (cost—$4,000,000)	4,000,000	4,000,000

Repurchase agreements—23.06%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.050% due 05/01/14, collateralized by $30,607,300 US Treasury Bill, zero coupon due 10/16/14; (value—$30,600,077); proceeds: $30,000,042	30,000,000	30,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $2,000,000 Federal Home Loan Bank obligations, zero coupon to 0.770% due 05/21/14 to 06/27/17, $30,799,593 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.875% due 06/13/18 to 12/11/25 and $510,000 Federal National Mortgage Association obligation, 0.480% due 10/09/15; (value—$24,480,044); proceeds: $24,000,033	24,000,000	24,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $250,017 Federal National Mortgage Association obligation, 2.170% due 10/17/22; (value—$234,742); proceeds: $230,000	230,000	230,000
Total repurchase agreements (cost—$54,230,000)		54,230,000
Total investments (cost—$235,729,719 which approximates cost for federal income tax purposes)—100.25%		235,729,719
Liabilities in excess of other assets—(0.25)%		(591,605)
Net assets (applicable to 235,138,113 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		235,138,114

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	5,018,386	—	5,018,386
Bank note	—	3,000,000	—	3,000,000
Certificates of deposit	—	41,000,150	—	41,000,150
Commercial paper	—	128,481,183	—	128,481,183
Short-term corporate obligations	—	4,000,000	—	4,000,000
Repurchase agreements	—	54,230,000	—	54,230,000
Total	—	235,729,719	—	235,729,719

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	66.9
Japan	11.7
France	6.4
United Kingdom	3.6
Canada	3.0
Netherlands	2.5
Singapore	2.5
China	2.1
Switzerland	1.3
Total	100.0

Weighted average maturity—27 days

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3	Illiquid investment as of April 30, 2014.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
US government obligations—5.13%
US Treasury Notes
1.500%, due 12/31/18	5,000,000	4,979,295
1.500%, due 02/28/19	4,400,000	4,371,814
1.625%, due 04/30/19	2,000,000	1,994,688
1.750%, due 10/31/20	5,500,000	5,371,526
2.000%, due 11/30/20	5,200,000	5,150,844
2.125%, due 01/31/21	2,000,000	1,991,876
2.375%, due 12/31/20	4,700,000	4,762,054
Total US government obligations (cost—$28,476,773)		28,622,097

Government national mortgage association certificates—25.83%
GNMA
4.000%, due 04/15/41	825,348	875,772
4.000%, due 12/15/41	2,743,334	2,908,865
4.500%, due 06/15/39	507,847	551,159
4.500%, due 09/15/39	1,798,176	1,957,552
4.500%, due 11/15/39	429,178	466,708
4.500%, due 01/15/40	486,983	529,541
4.500%, due 05/15/40	220,945	240,168
4.500%, due 06/15/40	894,716	973,861
5.000%, due 12/15/34	366,088	401,939
5.000%, due 04/15/38	258,872	284,306
5.000%, due 05/15/38	18,077	19,870
5.000%, due 08/15/39	775,146	851,518
5.000%, due 09/15/39	1,025,484	1,126,419
5.000%, due 10/15/39	11,797	12,956
5.000%, due 12/15/39	30,633	33,770
5.000%, due 02/15/40	400,322	439,828
5.000%, due 05/15/40	797,523	881,108
5.000%, due 06/15/40	1,129,942	1,245,083
5.000%, due 09/15/40	13,555	14,921
5.000%, due 05/15/41	252,489	279,323
5.500%, due 08/15/35	69,840	78,085
5.500%, due 02/15/38	8,924	9,923
5.500%, due 04/15/38	791,810	878,345
5.500%, due 05/15/38	794,987	883,469
5.500%, due 06/15/38	559,816	621,509
5.500%, due 10/15/38	2,213,953	2,462,504
5.500%, due 11/15/38	110,654	122,994
5.500%, due 12/15/38	23,979	26,662
5.500%, due 03/15/39	340,216	382,000
5.500%, due 05/15/39	213,799	237,644
5.500%, due 09/15/39	1,046,465	1,163,188
5.500%, due 01/15/40	11,642	12,929
5.500%, due 03/15/40	1,372,352	1,524,340
5.500%, due 05/15/40	73,845	81,996
6.500%, due 02/15/29	1,425	1,610
6.500%, due 11/15/34	4,936	5,579
6.500%, due 01/15/36	12,712	14,376
6.500%, due 03/15/36	1,986	2,246
6.500%, due 09/15/36	388,525	451,117
6.500%, due 02/15/37	25,556	28,898
6.500%, due 04/15/37	14,438	16,312
6.500%, due 01/15/38	12,384	13,992
6.500%, due 06/15/38	42,708	48,270
6.500%, due 07/15/38	46,406	54,398

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
6.500%, due 10/15/38	89,983	101,627
6.500%, due 11/15/38	14,529	16,714
7.500%, due 08/15/21	4,064	4,385
8.000%, due 02/15/23	696	775
8.250%, due 04/15/19	171,472	189,063
10.500%, due 02/15/19	19,817	19,938
10.500%, due 06/15/19	24,651	24,801
10.500%, due 07/15/19	31,953	32,148
10.500%, due 07/15/20	2,567	2,583
10.500%, due 08/15/20	23,357	24,122
10.500%, due 09/15/20	2,629	2,645
11.500%, due 05/15/19	2,227	2,277
GNMA II
3.500%, due 01/20/44	995,474	1,026,015
4.500%, due 08/20/40	256,056	278,744
5.000%, due 12/20/33	592,851	656,245
5.000%, due 01/20/34	328,439	363,309
5.000%, due 02/20/38	510,773	560,527
5.000%, due 04/20/38	569,676	625,268
5.000%, due 08/20/41	73,723	81,326
5.000%, due 12/20/42	102,319	112,187
5.000%, due 08/20/43	10,778,812	11,888,526
9.000%, due 04/20/25	14,167	16,272
9.000%, due 12/20/26	3,756	4,022
9.000%, due 01/20/27	11,457	11,877
9.000%, due 09/20/30	1,215	1,235
9.000%, due 10/20/30	3,987	4,199
9.000%, due 11/20/30	5,417	5,549
GNMA II ARM
1.625%, due 07/20/17	2,447	2,538
1.625%, due 09/20/21	101,617	105,455
1.625%, due 06/20/22	88,908	92,190
1.625%, due 01/20/23	67,178	69,773
1.625%, due 03/20/23	32,613	33,873
1.625%, due 01/20/24	85,117	88,408
1.625%, due 04/20/24	122,538	127,611
1.625%, due 02/20/25	20,796	21,601
1.625%, due 08/20/25	24,617	25,549
1.625%, due 09/20/25	31,235	32,420
1.625%, due 03/20/26	17,692	18,378
1.625%, due 04/20/26	174,807	182,054
1.625%, due 06/20/26	70,387	73,306
1.625%, due 08/20/26	35,390	36,733
1.625%, due 01/20/27	136,378	141,211
1.625%, due 04/20/27	39,558	41,199
1.625%, due 07/20/27	13,130	13,620
1.625%, due 01/20/28	15,300	15,893
1.625%, due 02/20/28	11,638	12,089
1.625%, due 04/20/30	13,042	13,583
1.625%, due 05/20/30	152,169	158,489
1.625%, due 07/20/30	78,727	81,720
2.000%, due 01/20/25	8,610	8,927
2.000%, due 05/20/25	9,119	9,500
2.000%, due 09/20/26	5,320	5,584
2.000%, due 01/20/27	7,724	8,032
2.000%, due 02/20/27	12,700	13,206
2.000%, due 04/20/27	4,321	4,502
2.000%, due 08/20/27	34,384	36,091
2.000%, due 04/20/30	15,713	16,370

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
2.000%, due 05/20/30	460,646	479,925
2.000%, due 07/20/30	24,992	26,234
2.000%, due 08/20/30	118,630	124,526
2.500%, due 04/20/18	2,892	3,021
2.500%, due 11/20/21	20,827	21,441
2.500%, due 03/20/25	29,439	30,732
2.500%, due 07/20/30	55,955	58,643
2.500%, due 08/20/30	4,445	4,658
2.500%, due 10/20/30	23,310	24,361
3.000%, due 04/20/18	3,712	3,855
3.000%, due 05/20/25	67,291	70,927
3.000%, due 06/20/25	21,797	22,653
3.500%, due 03/20/25	13,511	14,105
4.000%, due 01/20/18	60,404	64,206
4.000%, due 05/20/18	3,939	4,142
4.000%, due 06/20/19	27,698	29,137
GNMA TBA
3.500%	14,000,000	14,393,750
4.000%	12,000,000	12,699,374
4.500%	8,000,000	8,672,500
5.000%	1,000,000	1,097,500
6.000%	2,000,000	2,239,062
6.500%	500,000	564,629
GNMA II TBA
2.500%	1,000,000	950,703
3.000%	11,000,000	10,936,407
3.500%	15,000,000	15,431,250
4.500%	15,000,000	16,258,593
4.000%	18,000,000	19,046,248
Total government national mortgage association certificates (cost—$142,818,749)		144,035,919

Federal home loan mortgage corporation certificates*—15.62%
FHLMC
3.000%, due 03/01/43	587,169	572,358
3.000%, due 04/01/43	496,303	483,784
3.000%, due 05/01/43	561,923	547,749
3.000%, due 06/01/43	6,690,238	6,521,480
3.000%, due 07/01/43	1,005,370	980,010
3.000%, due 08/01/43	841,293	820,072
3.500%, due 09/01/32	993,959	1,032,636
4.000%, due 01/01/37	921,923	968,753
4.000%, due 07/01/43	380,247	396,434
5.000%, due 11/01/27	10,830	12,013
5.000%, due 10/01/29	564,754	624,596
5.000%, due 09/01/33	510,991	568,430
5.000%, due 01/01/34	83,840	91,900
5.000%, due 06/01/34	29,646	32,570
5.000%, due 04/01/35	61,585	67,380
5.000%, due 05/01/35	352,583	386,792
5.000%, due 07/01/35	2,116,763	2,323,251
5.000%, due 08/01/35	101,339	111,100
5.000%, due 10/01/35	82,383	90,299
5.000%, due 12/01/35	22,860	25,038
5.000%, due 06/01/37	142,962	156,109
5.000%, due 06/01/39	163,339	178,611
5.000%, due 08/01/39	72,114	78,831

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(continued)
5.000%, due 03/01/40	18,391	20,258
5.000%, due 07/01/40	136,126	148,921
5.000%, due 08/01/40	148,471	162,684
5.000%, due 09/01/40	119,619	131,248
5.000%, due 11/01/40	588,905	645,559
5.000%, due 02/01/41	1,222,042	1,339,945
5.000%, due 03/01/41	89,558	98,209
5.000%, due 04/01/41	2,660,412	2,920,253
5.000%, due 05/01/41	594,192	651,869
5.000%, due 06/01/41	155,223	170,360
5.000%, due 07/01/41	108,698	119,208
5.500%, due 06/01/28	4,231	4,681
5.500%, due 02/01/32	4,505	4,994
5.500%, due 12/01/32	6,567	7,290
5.500%, due 02/01/33	148,727	163,897
5.500%, due 05/01/33	3,561	3,916
5.500%, due 06/01/33	380,641	422,809
5.500%, due 12/01/33	154,868	172,098
5.500%, due 12/01/34	124,343	138,095
5.500%, due 06/01/35	2,232,249	2,477,987
5.500%, due 07/01/35	15,028	16,565
5.500%, due 10/01/35	600,049	663,671
5.500%, due 12/01/35	317,650	352,234
5.500%, due 06/01/36	1,274,842	1,415,201
5.500%, due 12/01/36	2,378,581	2,619,303
5.500%, due 03/01/37	274,862	302,771
5.500%, due 07/01/37	136,290	144,578
5.500%, due 10/01/37	14,899	16,387
5.500%, due 04/01/38	446,108	491,717
5.500%, due 05/01/38	61,920	68,125
5.500%, due 12/01/38	10,824	11,926
5.500%, due 01/01/39	187,099	205,898
5.500%, due 09/01/39	550,403	609,238
5.500%, due 02/01/40	28,218	31,036
5.500%, due 03/01/40	19,558	21,512
5.500%, due 05/01/40	381,800	420,131
5.500%, due 02/01/41	125,316	140,184
5.500%, due 03/01/41	403,074	443,491
6.000%, due 11/01/37	3,848,936	4,285,176
7.000%, due 08/01/25	541	610
9.000%, due 04/01/25	32,719	33,136
11.000%, due 09/01/15	215	218
11.000%, due 10/01/15	67	68
11.000%, due 12/01/15	1,088	1,136
11.000%, due 06/01/19	288	290
11.000%, due 09/01/20	350	355
11.500%, due 01/01/16	946	960
11.500%, due 01/01/18	3,190	3,207
11.500%, due 06/01/19	13,898	14,213
FHLMC ARM
2.256%, due 11/01/27	92,430	98,430
2.262%, due 01/01/28	20,368	21,656
2.309%, due 04/01/29	144,157	153,952
2.336%, due 07/01/24	178,223	180,520
2.348%, due 10/01/23	73,823	78,792
2.395%, due 11/01/29	377,445	404,893
2.407%, due 06/01/28	292,011	312,712
2.407%, due 07/01/28	124,683	133,529
2.433%, due 12/01/29	78,394	83,776

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
2.540%, due 11/01/25	221,768	237,106
2.540%, due 01/01/29	201,024	216,011
2.555%, due 10/01/27	265,448	285,043
2.577%, due 10/01/27	236,153	253,788
2.750%, due 01/01/30	32,404	32,668
2.965%, due 10/01/29	1,031	1,046
FHLMC TBA
3.000%	3,000,000	2,920,430
4.000%	17,000,000	17,786,915
4.500%	20,000,000	21,449,374
5.000%	3,000,000	3,282,187
Total federal home loan mortgage corporation certificates (cost—$85,634,351)		87,120,642

Federal housing administration certificates—0.12%
FHA GMAC
7.400%, due 02/01/21[1]	217,724	217,571
FHA Reilly
6.896%, due 07/01/20	431,923	431,923
Total federal housing administration certificates (cost—$650,056)		649,494

Federal national mortgage association certificates*—48.47%
FNMA
2.000%, due 05/01/28	335,991	329,742
2.000%, due 08/01/28	450,592	442,211
2.000%, due 10/01/28	2,213,119	2,171,955
2.356%, due 03/01/23	2,886,891	2,783,102
2.500%, due 06/01/28	469,543	472,906
2.500%, due 07/01/28	3,731,458	3,758,190
2.500%, due 08/01/28	140,356	141,361
2.564%, due 02/01/23	1,669,959	1,629,993
3.000%, due 10/01/42	990,502	967,966
3.000%, due 04/01/43	989,000	964,659
3.000%, due 06/01/43	5,359,624	5,227,922
3.000%, due 07/01/43	8,588,763	8,377,874
3.000%, due 08/01/43	13,776,229	13,437,747
3.000%, due 09/01/43	1,983,927	1,939,200
3.330%, due 07/01/22	3,886,000	4,076,589
3.500%, due 11/01/25	1,266,928	1,336,332
3.500%, due 03/01/42	895,400	910,469
3.500%, due 12/01/42	3,584,155	3,645,559
3.500%, due 03/01/43	1,894,760	1,927,109
3.500%, due 05/01/43	6,825,930	6,950,558
3.600%, due 08/01/23	817,000	852,052
3.765%, due 12/01/25	3,000,000	3,086,495
4.000%, due 03/01/19	68,969	73,258
4.000%, due 06/01/19	66,609	70,752
4.000%, due 07/01/25	61,125	65,014
4.000%, due 08/01/25	140,049	148,967
4.000%, due 09/01/25	141,132	150,117
4.000%, due 10/01/25	37,447	39,884
4.000%, due 11/01/25	392,392	417,453
4.000%, due 01/01/26	638,529	678,738
4.000%, due 02/01/26	2,773,585	2,948,477
4.000%, due 03/01/26	2,285,105	2,430,616

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
4.000%, due 04/01/26[2]	5,105,315	5,430,853
4.000%, due 05/01/39	272,289	286,109
4.000%, due 09/01/39[2]	649,216	682,694
4.000%, due 12/01/41[2]	1,875,920	1,974,184
4.000%, due 07/01/42	2,923,601	3,078,508
4.000%, due 07/01/42[2]	7,303,718	7,691,501
4.000%, due 09/01/42[2]	11,399,866	11,994,554
4.000%, due 10/01/42[2]	8,396,275	8,837,100
4.500%, due 03/01/23	18,682	20,109
4.500%, due 08/01/41	1,819,787	1,984,735
5.000%, due 03/01/23	10,982	11,950
5.000%, due 05/01/23	230,412	250,745
5.000%, due 09/01/23	908,583	995,974
5.000%, due 07/01/24	1,320,090	1,446,416
5.000%, due 03/01/25	56,534	61,918
5.000%, due 10/01/34	142,276	158,200
5.000%, due 08/01/41	56,930	62,436
5.000%, due 10/01/41	312,525	344,374
5.500%, due 06/01/17	2,165	2,194
5.500%, due 07/01/27	351,525	389,804
5.500%, due 02/01/32	18,711	20,676
5.500%, due 11/01/32	194,570	216,318
5.500%, due 03/01/33	165,491	184,273
5.500%, due 12/01/33	2,615	2,910
5.500%, due 04/01/34	159,557	177,006
5.500%, due 01/01/35	140,796	155,344
5.500%, due 04/01/36	95,680	105,566
5.500%, due 05/01/37	665,650	739,439
5.500%, due 07/01/37	334,550	371,828
5.500%, due 06/01/39	3,246,349	3,608,759
5.500%, due 11/01/39	1,191,337	1,324,372
6.000%, due 11/01/21	127,762	137,856
6.000%, due 01/01/23	288,042	310,305
6.000%, due 03/01/23	604,096	664,248
6.000%, due 11/01/26	67,974	76,131
6.000%, due 02/01/32	88,644	98,908
6.000%, due 04/01/32	9,854	10,983
6.000%, due 09/01/32	11,669	13,012
6.000%, due 10/01/32	34,295	38,305
6.000%, due 12/01/32	37,309	42,082
6.000%, due 01/01/33	159,379	178,208
6.000%, due 02/01/33	59,462	66,274
6.000%, due 09/01/34	416,906	468,855
6.000%, due 04/01/35	1,127	1,258
6.000%, due 05/01/35	188,821	210,804
6.000%, due 06/01/35	43,144	48,699
6.000%, due 07/01/35	100,122	112,395
6.000%, due 08/01/35	181,943	203,091
6.000%, due 09/01/35	3,204	3,605
6.000%, due 01/01/36	98,198	110,182
6.000%, due 06/01/36	4,655	5,209
6.000%, due 09/01/36	131,455	147,221
6.000%, due 10/01/36	72,514	80,952
6.000%, due 11/01/36	629	702
6.000%, due 12/01/36	482,169	539,684
6.000%, due 01/01/37	36,400	40,741
6.000%, due 03/01/37	97,232	108,940
6.000%, due 10/01/37	362,056	404,372
6.000%, due 12/01/37	155,653	173,484

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 01/01/38	1,106,863	1,233,417
6.000%, due 05/01/38	83,903	93,819
6.000%, due 08/01/38	6,543	7,293
6.000%, due 10/01/38	597,369	669,059
6.000%, due 11/01/38	2,025,921	2,264,818
6.000%, due 01/01/39	763,110	855,240
6.000%, due 04/01/39	1,442,907	1,614,272
6.000%, due 05/01/39	150,117	168,121
6.000%, due 04/01/40	506,256	565,353
6.000%, due 11/01/40	1,713,370	1,920,239
6.000%, due 05/01/41	1,490,544	1,667,052
6.500%, due 07/01/19	19,568	22,016
6.500%, due 10/01/36	688,585	774,455
6.500%, due 02/01/37	11,536	13,257
6.500%, due 07/01/37	99,446	112,289
6.500%, due 08/01/37	297,213	335,396
6.500%, due 09/01/37	330,400	371,400
6.500%, due 12/01/37	448,308	503,638
6.500%, due 08/01/38	5,946	6,681
6.500%, due 05/01/40	3,574,002	4,041,912
7.500%, due 11/01/26	22,431	22,795
8.000%, due 11/01/26	31,156	34,439
9.000%, due 02/01/26	21,326	24,152
10.500%, due 08/01/20	419	424
10.500%, due 04/01/22	44	45
11.000%, due 10/01/15	34	34
FNMA ARM
1.329%, due 03/01/44	423,075	439,843
1.625%, due 09/01/15	7,816	7,895
1.645%, due 07/01/30	22,927	23,650
1.647%, due 10/01/26	408,322	420,862
2.179%, due 05/01/30	52,280	55,124
2.205%, due 02/01/26	41,376	43,757
2.220%, due 09/01/26	24,443	25,686
2.378%, due 02/01/30	6,323	6,363
2.417%, due 03/01/25	136,341	144,831
2.640%, due 12/01/27	29,756	31,904
FNMA TBA
2.500%	20,000,000	19,978,047
3.000%	28,500,000	28,233,788
3.500%	5,000,000	5,265,625
3.500%[2]	28,500,000	28,827,305
4.000%	2,000,000	2,121,797
4.000%[2]	13,000,000	13,620,039
4.500%[2]	10,000,000	10,614,844
5.000%	12,585,000	13,747,114
Total federal national mortgage association certificates (cost—$267,880,342)		270,290,712

Collateralized mortgage obligations—15.63%
Alternative Loan Trust, Series 2003-16T1, Class A2
0.622%, due 09/25/33[3]	167,174	164,235
ARM Trust, Series 2005-8, Class 3A21
2.726%, due 11/25/35[3]	1,733,666	1,477,151

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
2.932%, due 03/26/37[3,4]	341,743	265,987
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.618%, due 06/26/35[3,4]	601,252	612,281
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1
1.581%, due 10/26/35[3,4]	394,279	395,806
Series 2011-R11, Class 8A5
0.352%, due 07/26/36[3,5]	536,261	508,895
BCAP LLC 2011-RR6-I Trust, Series 2011-RR6, Class 11A1
0.405%, due 07/26/35[3,4]	208,777	205,139
BCAP LLC 2013-RR1 Series 2013-RR1, Class 3A4
8.442%, due 10/26/37[3,4]	500,000	461,148
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
0.973%, due 11/26/46[3,5]	436,991	419,503
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.312%, due 03/26/37[3,5]	200,000	193,402
Bear Stearns ARM Trust, Series 2002-011, Class 1A2
2.667%, due 02/25/33[3]	16,397	15,381
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[6]	1,561,828	1,630,263
Series 2004-AC3, Class A2
6.000%, due 06/25/34[6]	1,762,938	1,896,955
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.432%, due 01/25/35[3,5]	178,433	159,404
CSMC Trust, Series 2013-5R, Class 1A1
0.404%, due 02/27/36[3,5]	849,017	802,128
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	40,003	44,802
Series 0159, Class H
4.500%, due 09/15/21	10,095	10,693
Series 1003, Class H
0.902%, due 10/15/20[3]	31,251	31,646
Series 1349, Class PS
7.500%, due 08/15/22	2,138	2,422
Series 1502, Class PX
7.000%, due 04/15/23	274,185	304,757
Series 1534, Class Z
5.000%, due 06/15/23	128,949	139,413
Series 1573, Class PZ
7.000%, due 09/15/23	42,428	47,736
Series 1658, Class GZ
7.000%, due 01/15/24	20,681	23,528
Series 1694, Class Z
6.500%, due 03/15/24	172,470	193,660
Series 1775, Class Z

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
8.500%, due 03/15/25	4,966	5,806
Series 2400, Class FQ
0.652%, due 01/15/32[3]	382,041	386,179
Series 2411, Class FJ
0.502%, due 12/15/29[3]	36,080	36,152
Series 3096, Class FL
0.552%, due 01/15/36[3]	333,223	333,509
Series 3114, Class PF
0.552%, due 02/15/36[3]	1,676,708	1,682,008
Series 3153, Class UF
0.582%, due 05/15/36[3]	348,588	349,425
Series 3339, Class LI
6.328%, due 07/15/37[3,5,7]	2,438,187	382,404
Series 3442, Class MT
0.152%, due 07/15/34[3,4]	236,314	220,843
Series 3667, Class FW
0.702%, due 02/15/38[3]	400,006	402,968
Series 3671, Class FQ
1.002%, due 12/15/36[3]	3,241,457	3,296,228
Series 3864, Class NT
5.500%, due 03/15/39[3,4]	1,935,827	2,081,319
Series 4037, Class PI
3.000%, due 04/15/27[5,7]	7,412,817	790,111
Series 4141, Class IM
3.500%, due 12/15/42[5,7]	6,957,454	1,361,557
Series 4182, Class YI
2.500%, due 03/15/28[5,7]	9,908,877	1,110,610
Series 4238, Class FT
0.502%, due 08/15/43[3]	1,472,792	1,473,477
Series 4255, Class SN
11.862%, due 05/15/35[3,4]	1,235,042	1,300,702
Series 4265, Class ES
13.274%, due 11/15/43[3,4]	4,141,094	4,384,944
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	39,518	41,602
Trust 1988-007, Class Z
9.250%, due 04/25/18	86,886	95,202
Trust 1992-129, Class L
6.000%, due 07/25/22	5,731	6,263
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	19,201	21,662
Trust 1993-037, Class PX
7.000%, due 03/25/23	220,252	247,479
Trust 1993-250, Class Z
7.000%, due 12/25/23	3,795	3,890
Trust 1997-022, Class F
0.602%, due 03/25/27[3]	241,167	235,972
Trust 2002-060, Class F1
0.552%, due 06/25/32[3]	165,633	164,777
Trust 2006-112, Class LF
0.702%, due 11/25/36[3]	4,696,261	4,723,222
Trust 2007-067, Class FB
0.472%, due 07/25/37[3]	1,721,370	1,719,723
Trust 2009-033, Class FB
0.972%, due 03/25/37[3]	2,334,649	2,370,418
Trust 2010-035, Class EF
0.702%, due 04/25/40[3]	678,584	683,225
Trust 2010-141, Class FA

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
0.652%, due 12/25/40[3]	1,274,980	1,277,368
Trust 2012-090, Class FB
0.592%, due 08/25/42[3]	616,142	613,985
Trust 2012-111, Class HS
3.540%, due 10/25/42[3,4]	291,542	231,387
Trust 2012-128, Class FK
0.502%, due 11/25/42[3]	945,443	951,740
Trust 2012-151, Class SB
5.772%, due 01/25/43[3,4]	1,631,810	1,224,735
Trust 2013-010, Class US
7.609%, due 02/25/43[3,4]	709,930	663,482
Trust 2013-014, Class MI
3.500%, due 07/25/42[5,7]	1,553,795	259,213
Trust 2013-028, Class YS
5.998%, due 07/25/42[3,5,7]	1,978,494	397,887
Trust 2013-030, Class CI
3.000%, due 04/25/43[5,7]	3,077,119	533,189
Trust 2013-030, Class GI
3.000%, due 01/25/43[5,7]	6,506,736	1,290,270
Trust 2013-030, Class JI
3.000%, due 04/25/43[5,7]	2,304,679	404,193
Trust 2013-034, Class PS
5.998%, due 08/25/42[3,5,7]	1,626,160	308,980
Trust 2013-044, Class ZG
3.500%, due 03/25/42	1,406,167	1,252,977
Trust 2013-045, Class IK
3.000%, due 02/25/43[5,7]	4,031,716	834,116
Trust 2013-116, Class IY
3.000%, due 09/25/43[5,7]	1,215,014	222,456
Trust G92-040, Class ZC
7.000%, due 07/25/22	24,622	27,303
Trust G94-006, Class PJ
8.000%, due 05/17/24	31,765	36,648
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.043%, due 06/25/34[3]	53,708	55,451
GNMA REMIC,
Trust 2000-009, Class FH
0.652%, due 02/16/30[3]	26,536	26,757
Trust 2000-035, Class F
0.702%, due 12/16/25[3]	166,127	167,515
Trust 2007-002, Class BO
0.266%, due 06/20/35[5,8]	255,818	235,561
Trust 2007-018, Class CO
0.540%, due 03/20/35[5,8]	23,298	16,295
Trust 2010-H01, Class FA
0.974%, due 01/20/60[3]	5,122,444	5,171,313
Trust 2013-H19, Class DF
0.806%, due 05/20/63[3]	1,931,787	1,937,687
Trust 2013-H20, Class FB
1.156%, due 08/20/63[3]	3,007,016	3,071,185
Trust 2013-H23, Class TA
0.876%, due 09/20/63[3]	1,105,059	1,114,492
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.472%, due 02/25/35[3]	880,001	802,207

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.652%, due 06/27/37[3,5]	2,740,793	2,301,830
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.080%, due 07/15/44[3]	2,500,000	2,781,493
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.146%, due 12/25/34[3]	657,315	680,446
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
0.451%, due 02/26/37[3,4]	418,093	266,089
Series 2013-R10, Class 3A
0.461%, due 01/26/51[4]	671,011	633,800
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.630%, due 10/25/41[3,5]	1,321,730	1,057,384
Series 2007-FF3, Class A
0.630%, due 05/25/42[3,5]	5,174,958	4,139,966
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.536%, due 03/06/20[3]	1,987,855	1,992,884
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.462%, due 04/25/35[3]	167,286	164,151
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.652%, due 12/26/36[3,5]	2,151,027	2,083,162
Sequoia Mortgage Trust, Series 5, Class A
0.852%, due 10/19/26[3]	248,150	244,472
Structured ARM Loan, Series 2007-4, Class 1A2
0.372%, due 05/25/37[3]	417,975	307,081
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.362%, due 04/25/36[3]	1,288,671	950,481
Series 2007-AR5, Class A2
0.702%, due 09/25/47[3]	7,112,977	2,953,586
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.499%, due 03/23/45[3,5]	968,162	998,146
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.419%, due 09/25/33[3]	2,001,137	2,041,402
Series 2003-AR9, Class 2A
2.443%, due 09/25/33[3]	537,934	545,855
Total collateralized mortgage obligations (cost—$87,611,708)		87,188,632

Asset-backed securities—3.19%
ALM V Ltd., Series 2012-5A, Class A1R
1.467%, due 02/13/23[3,4]	1,200,000	1,197,472
Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.127%, due 10/25/34[3]	1,275,000	1,207,278

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2005-R11, Class M1 0.602%, due 01/25/36[3]	400,000	348,000
Chase Funding Trust, Series 2002-3, Class 2A1
0.792%, due 08/25/32[3]	218,172	198,244
Countrywide Asset-Backed Certificates,
Series 2004-6, Class M1 0.752%, due 10/25/34[3]	1,099,627	1,046,062
0.404%, due 04/25/36[3]	496,653	484,566
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.397%, due 01/15/22[3,5]	500,000	499,524
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.902%, due 08/25/40[3,5]	190,563	173,303
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
0.602%, due 06/25/36[3]	271,843	245,758
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[3]	29,288	30,102
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.648%, due 10/25/35[6]	148,141	138,712
Series 2006-FRE1, Class A1 0.384%, due 05/25/35	617,835	598,913
Series 2006-FRE2, Class A1 0.332%, due 02/25/36[3]	559,836	531,107
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.314%, due 05/25/36[3]	626,009	600,644
Series 2006-ACC1, Class M1 0.424%, due 05/25/36[3]	300,000	244,535
Series 2006-CH1, Class A5 0.384%, due 07/25/36[3]	225,000	197,918
Series 2007-CH2, Class AV1 0.312%, due 01/25/37[3]	1,149,117	1,113,627
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.462%, due 08/25/36[3]	300,000	256,068
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.572%, due 12/25/35[3]	400,000	314,177
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.034%, due 08/25/33[3]	297,943	279,274
Saturn CLO Ltd., Series 2007-1A, Class A1
0.462%, due 05/13/22[3,5]	1,573,785	1,543,445
SLM Student Loan Trust,
Series 2008-9, Class A 1.729%, due 04/25/23[3]	4,312,397	4,459,127
Series 2010-A, Class 2A 3.402%, due 05/16/44[3,5]	1,361,821	1,449,086
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.832%, due 01/25/34[3]	57,784	49,969
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.456%, due 04/17/21[3,5]	600,000	586,012
Total asset-backed securities (cost—$17,834,870)		17,792,923

Stripped mortgage-backed securities—1.75%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX 1.563%, due 11/25/19[3,5,7]	24,064,615	1,584,125
Series K006, Class AX1 1.200%, due 01/25/20[3,5,7]	13,799,321	672,800
Series K014, Class X1 1.428%, due 04/25/21[3,5,7]	8,041,624	578,337

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series K027, Class X1 0.961%, due 01/25/23[3,5,7]	7,079,014	402,067
Series K712, Class X1 1.508%, due 11/25/19[3,5,7]	4,666,852	296,490
Series KAIV, Class X1 1.374%, due 06/25/21[3,5,7]	4,855,869	353,167
FHLMC REMIC,*
Series 0013, Class B 7.000%, due 06/25/23[5,7]	93,723	21,377
Series 2136, Class GD 7.000%, due 03/15/29[5,7]	6,682	1,434
Series 2178, Class PI 7.500%, due 08/15/29[5,7]	38,166	8,237
FNMA Aces, Trust 2013-M5, Class X2*
2.517%, due 01/25/22[3,5,7]	2,260,596	281,903
GNMA REMIC, Trust 2011-92, Class IX
1.184%, due 11/16/44[3,5,7]	26,843,680	1,856,777
KGS Alpha SBA, Series 2012
1.081%, due 04/25/38[1,3,4,7]	78,575,537	3,714,126
Total stripped mortgage-backed securities (cost—$9,358,729)		9,770,840

Repurchase agreements—27.43%
Repurchase agreement dated 04/30/14 with Citigroup Global Markets, Inc., 0.040% due 05/01/14, collateralized by $57,870,000 Federal National Mortgage Association obligations, 3.500% due 04/01/26; (value-$54,785,676); proceeds: $53,000,059	53,000,000	53,000,000
Repurchase agreement dated 04/30/14 with Citigroup Global Markets, Inc., 0.060% due 05/01/14, collateralized by $26,770,000 US Treasury Note, 0.875% due 02/28/17; (value-$26,859,021); proceeds: $26,300,044	26,300,000	26,300,000
Repurchase agreement dated 04/30/14 with Morgan Stanley & Co., 0.060% due 05/01/14, collateralized by $27,218,100 US Treasury Note, 2.500% due 04/30/15; (value-$27,870,909); proceeds: $27,300,046	27,300,000	27,300,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $45,611,324 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $5,260,026 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value-$47,311,253); proceeds: $46,383,000	46,383,000	46,383,000
Total repurchase agreements (cost—$152,983,000)		152,983,000
Total investments before investments sold short (cost—$793,248,578)—143.17%		798,454,259

Investments sold short—(10.17)%
FNMA TBA*
3.500%	(4,000,000)	(4,059,688)
4.000%	(48,000,000)	(50,116,874)
4.500%	(500,000)	(536,797)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
GNMA TBA
3.000% due 01/01/99	(2,000,000)	(1,988,438)
Total investments sold short (proceeds—$56,609,531)		(56,701,797)
Liabilities in excess of other assets—(33.00)%		(184,047,015)
Net assets—100.00%		557,705,447

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,629,247
Gross unrealized depreciation	(4,423,566)
Net unrealized appreciation	$5,205,681

Written options*

Notional amount($)		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	2,000,000	FNMA TBA, 3.500%, strike @ 101.04	05/05/14	5,937	(12,715)	(6,778)
USD	8,000,000	FNMA TBA, 3.500%, strike @ 102.12	05/05/14	10,938	(6,706)	4,232
				16,875	(19,421)	(2,546)

		Put options written
USD	5,000,000	FNMA TBA, 3.500%, strike @ 98.36	05/05/14	15,820	(1)	15,819
USD	5,000,000	FNMA TBA, 3.500%, strike @ 98.44	05/05/14	24,805	(3)	24,802
USD	5,000,000	FNMA TBA, 3.500%, strike @ 98.48	05/05/14	17,969	(2)	17,967
				58,594	(6)	58,588
				75,469	(19,427)	56,042

Written options activity for the nine months ended April 30, 2014 was as follows:

	Notional	Premiums
	amount ($)	received ($)
Options outstanding at July 31, 2013	—	—
Options written	270,000,000	965,430
Options exercised	(48,000,000)	(185,938)
Options expired prior to exercise	(197,000,000)	(704,023)
Options outstanding at April 30, 2014	25,000,000	75,469

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments (formerly, PACE Government Securities Fixed Income Investments)

Schedule of investments – April 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	28,622,097	—	28,622,097
Government national mortgage association certificates	—	144,035,919	—	144,035,919
Federal home loan mortgage corporation certificates	—	87,120,642	—	87,120,642
Federal housing administration certificates	—	—	649,494	649,494
Federal national mortgage association certificates	—	270,290,712	—	270,290,712
Collateralized mortgage obligations	—	82,017,319	5,171,313	87,188,632
Asset-backed securities	—	17,792,923	—	17,792,923
Stripped mortgage-backed securities	—	6,056,714	3,714,126	9,770,840
Repurchase agreements	—	152,983,000	—	152,983,000
Total	—	788,919,326	9,534,933	798,454,259

Liabilities
Investments sold short	—	(56,701,797)	—	(56,701,797)
Written options	—	(19,427)	—	(19,427)
Total	—	(56,721,224)	—	(56,721,224)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	761,768	12,250,706	11,242,576	4,943,954	29,199,004
Purchases	—	—	—	—	—
Sales	(15,880)	(12,353,974)	(869,854)	—	(13,239,708)
Accrued discounts/(premiums)	(103,987)	—	—	(730,424)	(834,411)
Total realized gain/(loss)	6	—	53,995	—	54,001
Net change in unrealized appreciation/depreciation	7,587	103,268	(58,054)	(499,404)	(446,603)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(5,197,350)	—	(5,197,350)
Ending balance	649,494	0	5,171,313	3,714,126	9,534,933

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014 was $(611,836).

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security is being fair valued by a valuation committee under the direction of the board of trustees.
2	Security, or portion thereof, pledged as collateral for investments sold short or written options.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.
4	Illiquid investment as of April 30, 2014.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.58% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond that converts to the noted fixed rate at a designated future date.
7

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Principal only security. Principal only securities represent the right to receive the monthly payments on an underlying pool of mortgage loans. Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
US government obligations—53.77%
US Treasury Bond
3.625%, due 02/15/44	4,395,000	4,530,973
US Treasury Inflation Indexed Bonds (TIPS)
0.625%, due 01/15/24	5,568,708	5,650,936
US Treasury Notes
0.375%, due 04/30/16	13,230,000	13,218,635
0.875%, due 04/15/17	106,085,000	106,151,303
1.250%, due 11/30/18	1,555,000	1,533,134
1.500%, due 12/31/18	5,450,000	5,427,432
1.625%, due 03/31/19[2]	6,410,000	6,398,481
1.625%, due 04/30/19	49,800,000	49,667,731
2.250%, due 03/31/21	13,660,000	13,686,678
2.250%, due 04/30/21	30,140,000	30,170,622
2.750%, due 02/15/24	3,720,000	3,752,550
Total US government obligations (cost—$239,794,865)		240,188,475

Federal home loan bank certificate—0.21%
FHLB
4.000%, due 09/01/28 (cost—$903,510)	905,000	935,984

Federal home loan mortgage corporation certificates*—0.74%
FHLMC
2.020%, due 07/16/18	1,771,000	1,775,266
6.250%, due 07/15/32	402,000	547,393
6.750%, due 03/15/31	700,000	987,001
Total federal home loan mortgage corporation certificates (cost—$3,223,132)		3,309,660

Federal national mortgage association certificates*—2.18%
FNMA TBA
2.500%	900,000	839,496
3.000%	500,000	515,977
4.000%	8,000,000	8,371,859
Total federal national mortgage association certificates (cost—$9,667,781)		9,727,332

Collateralized mortgage obligations—5.64%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR12, Class A1A
5.891%, due 09/11/38[3]	1,514,107	1,642,534
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class C
5.277%, due 09/10/46[3]	677,000	721,332
Commercial Mortgage Pass-Through Certificates,
Series 2006-C5, Class AM
5.343%, due 12/15/39	840,000	912,027
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	715,976
Series 2006-TWC, Class A
1.003%, due 02/13/32[3,4]	1,580,000	1,581,571

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2010-C1, Class A1
3.156%, due 07/10/46[4]	1,145,263	1,172,725
Series 2013-GAM, Class A2
3.367%, due 02/10/28[4]	1,090,000	1,073,627
Series 2014-CR16, Class A4
4.051%, due 04/10/47	585,000	609,337
Series 2014-CR17, Class A5
3.977%, due 05/10/47[5]	1,000,000	1,029,965
DBRR Trust,
Series 2012-EZ1, Class A
0.946%, due 09/25/45[4]	320,516	321,051
Series 2013-EZ3, Class A
1.636%, due 12/18/49[3,4]	1,450,673	1,455,206
FNMA REMIC, Trust 2005-109, Class PV*
6.000%, due 10/25/32	491,288	531,766
FREMF Mortgage Trust, Series 2013-K712, Class B
3.483%, due 05/25/45[3,4]	445,437	442,976
GNMA REMIC, Trust Series 2006-3, Class B
5.091%, due 01/16/37[3]	145,675	147,711
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[4]	875,000	881,780
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[4]	190,446	190,795
Series 2006-LDP8, Class AJ
5.480%, due 05/15/45[3]	500,000	530,806
Series 2007-CB18, Class A1A
5.431%, due 06/12/47[3]	1,390,089	1,529,102
Series 2007-CB18, Class A3
5.447%, due 06/12/47	110,304	112,340
Series 2007-LDPX, Class A1A
5.439%, due 01/15/49	1,440,022	1,586,472
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[4]	800,000	836,818
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%, due 12/12/49	1,243,627	1,349,709
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
5.059%, due 11/15/46[3]	815,000	847,729
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000	2,145,031
Series 2007-IQ14, Class A1A
5.665%, due 04/15/49[3]	765,989	839,966
Morgan Stanley Re-REMIC Trust
1.000%, due 03/27/51[4]	327,309	327,309
Motel 6 Trust, Series 2012-MTL6, Class B
2.743%, due 10/05/25[4]	945,000	950,811
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	141,985	143,158

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(concluded)
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[4]	551,839		546,320
Total collateralized mortgage obligations (cost—$25,022,717)			25,175,950

Asset-backed securities—4.70%
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class A2A 0.650%, due 03/08/17	1,605,000		1,607,138
Series 2013-5, Class D 2.860%, due 12/08/19	780,000		795,946
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[6]	EUR	424,330	595,029
Bumper, Series 2011-2, Class A
1.496%, due 02/23/23[3,6]	EUR	371,576	517,676
CarMax Auto Owner Trust, Series 2012-3, Class A2
0.430%, due 09/15/15	82,179		82,181
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A2 0.560%, due 12/15/16[4]	1,600,000		1,601,690
Series 2013-BA, Class A4 1.270%, due 03/15/19[4]	1,240,000		1,242,365
Credit Acceptance Auto Loan Trust,
Series 2011-1, Class A 2.610%, due 03/15/19[4]	203,048		203,852
Series 2013-1A, Class A 1.210%, due 10/15/20[4]	1,495,000		1,496,615
Series 2013-2A, Class B 2.260%, due 10/15/21[4]	1,120,000		1,130,791
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000		2,581,325
Lehman XS Trust, Series 2005-6, Class 1A1
0.412%, due 11/25/35[3,7]	362,163		241,710
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C 3.090%, due 05/15/17	1,290,000		1,308,967
Series 2011-S1A, Class B 1.480%, due 05/15/17[4]	43,219		43,228
Series 2011-S2A, Class B 2.060%, due 06/15/17[4]	156,942		156,955
Series 2012-1, Class C 3.780%, due 11/15/17	1,240,000		1,277,149
Series 2012-5, Class C 2.700%, due 08/15/18	1,200,000		1,234,898
Series 2012-AA, Class A2 0.550%, due 02/16/16[4]	123,583		123,590
Series 2013-4, Class A2 0.890%, due 09/15/16	674,352		675,420
Series 2013-4, Class B 2.160%, due 01/15/20	1,200,000		1,232,078
Series 2013-5, Class D 2.730%, due 10/15/19	999,000		1,016,649
SLM Student Loan Trust,
Series 2012-A, Class A1 1.552%, due 08/15/25[3,4]	972,388		984,717
Series 2012-D, Class A1 1.202%, due 06/15/23[3,4]	839,037		844,243
Total asset-backed securities (cost—$20,712,863)			20,994,212

Corporate notes—32.43%
Aerospace & defense—0.45%
Precision Castparts Corp.
0.700%, due 12/20/15	1,520,000		1,522,005

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
United Continental Holdings, Inc.
6.000%, due 12/01/20	455,000	472,062
		1,994,067
Auto & truck—0.23%
General Motors Co.
3.500%, due 10/02/18[4]	840,000	857,850
6.250%, due 10/02/43[4]	170,000	186,150
		1,044,000
Banking-non-US—0.93%
BPCE SA
4.000%, due 04/15/24	370,000	369,919
Caixa Economica Federal
2.375%, due 11/06/17[4]	440,000	422,356
Credit Agricole SA
2.500%, due 04/15/19[4]	620,000	619,572
HSBC Holdings PLC
4.250%, due 03/14/24	700,000	707,408
ING Bank N.V.
5.800%, due 09/25/23[4]	200,000	219,276
Westpac Banking Corp.
1.375%, due 07/17/15[4]	1,775,000	1,795,517
		4,134,048
Banking-US—5.66%
Bank of America Corp.
2.600%, due 01/15/19	1,150,000	1,156,026
2.650%, due 04/01/19	810,000	813,679
4.000%, due 04/01/24	655,000	658,300
5.625%, due 10/14/16	1,325,000	1,461,321
5.700%, due 01/24/22	435,000	498,028
6.500%, due 08/01/16	1,370,000	1,528,334
Bank of America Corp. MTN
1.304%, due 03/22/18[3]	1,025,000	1,036,763
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	686,254
Capital One Bank USA N.A.
3.375%, due 02/15/23	365,000	360,539
Capital One Financial Corp.
3.500%, due 06/15/23	330,000	328,266
CIT Group, Inc.
3.875%, due 02/19/19	1,170,000	1,183,162
4.750%, due 02/15/15[4]	690,000	708,112
5.250%, due 03/15/18	400,000	429,000
5.500%, due 02/15/19[4]	615,000	662,663
Discover Bank/Greenwood DE
4.200%, due 08/08/23	270,000	280,538

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Fifth Third Bancorp
4.300%, due 01/16/24	445,000	457,404
Goldman Sachs Group, Inc.
1.436%, due 04/30/18[3]	710,000	720,047
3.625%, due 01/22/23	875,000	867,686
3.700%, due 08/01/15	1,110,000	1,149,899
5.700%, due 05/10/19[3,8]	620,000	633,175
Inter-American Development Bank
1.000%, due 07/14/17	2,660,000	2,651,934
JPMorgan Chase & Co.
1.129%, due 01/25/18[3]	700,000	709,096
3.200%, due 01/25/23	10,000	9,755
3.250%, due 09/23/22	105,000	103,747
4.500%, due 01/24/22	175,000	189,352
JPMorgan Chase & Co. GMTN
0.854%, due 02/26/16[3]	1,135,000	1,140,961
JPMorgan Chase & Co. MTN
1.875%, due 03/20/15	1,225,000	1,239,990
State Street Capital Trust IV
1.233%, due 06/15/37[3]	760,000	632,700
Wells Fargo & Co.
0.856%, due 04/23/18[3]	915,000	922,269
4.125%, due 08/15/23	600,000	611,909
5.375%, due 11/02/43	150,000	161,527
5.900%, due 06/15/24[3,8]	500,000	512,050
Wells Fargo & Co., Series K
7.980%, due 03/15/18[3,8]	700,000	794,500
		25,298,986
Beverages—0.17%
Anheuser-Busch InBev Finance, Inc.
2.625%, due 01/17/23	775,000	735,826

Biotechnology—0.07%
Amgen, Inc.
5.150%, due 11/15/41	290,000	306,150

Building products—0.21%
Building Materials Corp. of America
6.750%, due 05/01/21[4]	256,000	277,120
Cemex SAB de CV
5.875%, due 03/25/19[2,4]	200,000	205,400
Standard Pacific Corp.
8.375%, due 01/15/21	400,000	474,000
		956,520
Chemicals—0.12%
Rockwood Specialties Group, Inc.
4.625%, due 10/15/20	505,000	517,625

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Communications equipment—0.10%
Apple, Inc.
2.850%, due 05/06/21	450,000	452,021

Computers—0.17%
Hewlett-Packard Co.
2.750%, due 01/14/19	230,000	233,746
Seagate Hdd Cayman Co.
3.750%, due 11/15/18[4]	495,000	512,325
		746,071
Containers & packaging—0.21%
Ball Corp.
4.000%, due 11/15/23	1,000,000	927,500

Diversified financial services—0.41%
First Data Corp.
7.375%, due 06/15/19[4]	405,000	434,363
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	715,311
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	700,294
		1,849,968
Electric-integrated—2.26%
Delphi Corp.
5.000%, due 02/15/23	665,000	704,900
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,869,016
Eaton Corp.
0.950%, due 11/02/15	1,215,000	1,220,073
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	739,350
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	594,650
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	390,000	413,428
Pacificorp
5.500%, due 01/15/19	651,000	748,787
5.750%, due 04/01/37	365,000	446,431
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,430,767
Puget Energy, Inc.
5.625%, due 07/15/22	600,000	693,461
6.000%, due 09/01/21	75,000	87,660
The ADT Corp.
4.125%, due 04/15/19[2]	710,000	708,225

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
4.125%, due 06/15/23	495,000	445,500
		10,102,248
Finance-captive automotive—1.52%
American Honda Finance Corp.
1.000%, due 08/11/15[4]	1,755,000	1,766,769
CDP Financial, Inc.
4.400%, due 11/25/19[4]	1,545,000	1,711,529
ERP Operating LP
3.000%, due 04/15/23	700,000	669,269
Ford Motor Credit Co. LLC
1.487%, due 05/09/16[3]	910,000	924,902
1.700%, due 05/09/16	1,455,000	1,472,658
6.625%, due 08/15/17	220,000	254,443
		6,799,570
Financial services—4.73%
Ally Financial, Inc.
5.500%, due 02/15/17	650,000	706,875
8.000%, due 11/01/31	365,000	448,950
American Express Credit Corp.
2.375%, due 03/24/17	1,100,000	1,139,616
Citigroup, Inc.
1.250%, due 01/15/16	1,060,000	1,065,896
2.250%, due 08/07/15	1,575,000	1,604,097
2.550%, due 04/08/19	790,000	789,605
4.587%, due 12/15/15	2,290,000	2,425,554
6.300%, due 05/15/24[3,8]	470,000	468,238
Credit Suisse AG Guernsey
1.625%, due 03/06/15[4]	3,285,000	3,319,098
2.600%, due 05/27/16[4]	2,215,000	2,298,266
Doric Nimrod Air Alpha Ltd 2013-1 Pass Through Trust
5.250%, due 05/30/23[4]	395,000	413,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17[4]	200,000	201,500
5.875%, due 02/01/22[4]	300,000	304,500
6.000%, due 08/01/20[4]	500,000	527,500
Morgan Stanley
2.125%, due 04/25/18	860,000	862,098
3.750%, due 02/25/23	280,000	280,244
5.000%, due 11/24/25	400,000	415,014
5.450%, due 07/15/19[3,8]	445,000	448,894
6.625%, due 04/01/18	400,000	466,690
Morgan Stanley MTN
4.100%, due 05/22/23	395,000	392,406
6.000%, due 04/28/15	1,025,000	1,078,423
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[4]	704,322	742,072

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
US Bancorp MTN
1.950%, due 11/15/18	745,000	744,656
		21,143,955
Food/beverage—0.20%
WM Wrigley Jr Co.
1.400%, due 10/21/16[4]	890,000	896,719

Health care—0.25%
Biomet, Inc.
6.500%, due 08/01/20	1,000,000	1,093,750

Industrial conglomerates—0.06%
General Electric Co.
3.375%, due 03/11/24	255,000	257,281

Insurance—1.11%
MetLife Institutional Funding II
1.625%, due 04/02/15[4]	1,920,000	1,941,074
Metropolitan Life Global Funding I
5.125%, due 06/10/14[4]	245,000	246,155
New York Life Global Funding
0.750%, due 07/24/15[4]	1,545,000	1,547,843
Pacific LifeCorp.
5.125%, due 01/30/43[4]	480,000	481,712
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	350,000	364,831
4.750%, due 09/17/15	360,000	379,802
		4,961,417
Media—0.71%
Comcast Corp.
4.250%, due 01/15/33	480,000	481,164
4.750%, due 03/01/44	345,000	359,600
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	578,447
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[4,8]	500,000	520,000
NBCUniversal Media LLC
4.450%, due 01/15/43	375,000	371,336
Thomson Reuters Corp.
1.300%, due 02/23/17	865,000	868,329
		3,178,876
Medical providers—0.67%
Gilead Sciences, Inc.
4.400%, due 12/01/21	510,000	556,711
HCA, Inc.
3.750%, due 03/15/19	310,000	312,325

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
St. Jude Medical, Inc.
3.250%, due 04/15/23	354,000	346,510
Tenet Healthcare Corp.
8.125%, due 04/01/22	670,000	743,700
UnitedHealth Group, Inc.
2.875%, due 03/15/22	755,000	738,164
3.375%, due 11/15/21	220,000	223,952
WellPoint, Inc.
3.300%, due 01/15/23	83,000	81,166
		3,002,528
Metals & mining—0.48%
Codelco, Inc.
3.750%, due 11/04/20[4]	370,000	376,490
Novelis, Inc.
8.750%, due 12/15/20	890,000	992,350
Rio Tinto Finance USA PLC
2.875%, due 08/21/22[2]	825,000	791,719
		2,160,559
Multi-line insurance—0.76%
American International Group, Inc.
3.000%, due 03/20/15	1,565,000	1,599,317
3.800%, due 03/22/17	725,000	775,573
5.450%, due 05/18/17	600,000	671,154
4.875%, due 06/01/22	325,000	361,550
		3,407,594
Oil & gas—2.05%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	603,471
Chesapeake Energy Corp.
5.750%, due 03/15/23	450,000	478,125
Chevron Corp.
3.191%, due 06/24/23	275,000	274,848
Continental Resources, Inc.
5.000%, due 09/15/22	1,075,000	1,136,812
8.250%, due 10/01/19	1,420,000	1,522,950
Denbury Resources, Inc.
4.625%, due 07/15/23	485,000	461,356
MEG Energy Corp.
7.000%, due 03/31/24[4]	500,000	530,000
Peabody Energy Corp.
6.000%, due 11/15/18	650,000	690,625
Petroleos Mexicanos
6.000%, due 03/05/20	132,000	148,962
8.000%, due 05/03/19	100,000	122,350
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	1,020,774

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Plains Exploration & Production Co.
6.500%, due 11/15/20	776,000	856,510
8.625%, due 10/15/19	310,000	334,413
Statoil ASA
2.650%, due 01/15/24	580,000	548,103
Transocean, Inc.
5.050%, due 12/15/16	386,000	419,934
		9,149,233
Oil services—0.62%
BP Capital Markets PLC
2.500%, due 11/06/22	1,070,000	1,010,971
2.750%, due 05/10/23	195,000	184,971
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,552,408
		2,748,350
Pharmaceuticals—1.29%
Hospira, Inc.
5.800%, due 08/12/23	610,000	673,032
Mylan, Inc.
6.000%, due 11/15/18[4]	1,390,000	1,462,740
Novartis Capital Corp.
3.400%, due 05/06/24	340,000	343,232
Perrigo Co. Ltd.
4.000%, due 11/15/23[4]	380,000	382,127
Takeda Pharmaceutical Co. Ltd.
1.031%, due 03/17/15[4]	1,950,000	1,961,632
Valeant Pharmaceuticals International
6.875%, due 12/01/18[4]	875,000	923,125
		5,745,888
Pipelines—1.97%
Buckeye Partners LP
2.650%, due 11/15/18	875,000	870,164
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,847,734
Energy Transfer Partners LP
4.150%, due 10/01/20	385,000	402,199
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000	1,588,112
3.350%, due 03/15/23	80,000	78,804
8.375%, due 08/01/66[3]	780,000	883,350
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[4]	494,000	552,139
Plains All American Pipeline LP/PAA Finance Corp.
3.850%, due 10/15/23	430,000	435,071

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Sabine Pass Liquefaction LLC
5.625%, due 04/15/23	500,000		505,000
Williams Cos., Inc.
7.875%, due 09/01/21	520,000		624,887
			8,787,460
Real estate investment trusts—0.63%
American Tower Corp.
5.000%, due 02/15/24	159,000		169,134
5.900%, due 11/01/21	196,000		222,093
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, due 02/06/17[4]	820,000		821,007
3.000%, due 02/06/19[4]	960,000		962,039
Boston Properties LP
3.850%, due 02/01/23	275,000		280,639
Simon Property Group LP
3.750%, due 02/01/24	340,000		346,593
			2,801,505
Rental auto/equipment—0.10%
United Rentals North America, Inc.
6.125%, due 06/15/23	425,000		456,875

Retail—0.46%
Amazon.com, Inc.
0.650%, due 11/27/15	1,590,000		1,593,500
Penske Automotive Group, Inc.
5.750%, due 10/01/22	450,000		470,812
			2,064,312
Special purpose entity—0.30%
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14	GBP	350,000	593,074
Crown Castle Towers LLC
6.113%, due 01/15/20[4]	660,000		763,896
			1,356,970
Telecommunications—1.78%
Alcatel-Lucent USA, Inc.
6.750%, due 11/15/20[4]	660,000		693,000
Numericable Group SA
6.000%, due 05/15/22[4]	445,000		455,569
6.250%, due 05/15/24[4]	270,000		276,413
Qwest Corp.
7.500%, due 10/01/14	194,000		198,992
SBA Tower Trust
4.254%, due 04/15/15[4]	1,200,000		1,238,062
Sprint Nextel Corp.
7.000%, due 03/01/20[4]	498,000		574,567

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Telecommunications—(concluded)
7.875%, due 09/15/23[4]	1,015,000	1,119,037
Verizon Communications, Inc.
2.450%, due 11/01/22	750,000	694,808
5.150%, due 09/15/23	1,200,000	1,322,803
6.550%, due 09/15/43	790,000	974,460
Virgin Media Secured Finance PLC
6.500%, due 01/15/18	405,000	418,932
		7,966,643
Telephone-integrated—0.29%
Level 3 Financing, Inc.
6.125%, due 01/15/21[4]	660,000	693,000
8.125%, due 07/01/19	535,000	585,156
		1,278,156
Tobacco—0.08%
Philip Morris International, Inc.
1.875%, due 01/15/19	360,000	357,335

Transportation—0.20%
JB Hunt Transport Services, Inc.
3.850%, due 03/15/24	450,000	455,493
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[4]	430,000	447,200
		902,693
Utilities—0.49%
CMS Energy Corp.
5.050%, due 03/15/22	495,000	557,169
HD Supply, Inc.
7.500%, due 07/15/20	1,500,000	1,623,750
		2,180,919
Wireless telecommunications—0.69%
Crown Castle International Corp.
5.250%, due 01/15/23	440,000	452,100
IAC/InterActiveCorp
4.875%, due 11/30/18	535,000	559,075
T-Mobile USA, Inc.
6.464%, due 04/28/19	1,005,000	1,065,300
6.500%, due 01/15/24	535,000	561,081
6.731%, due 04/28/22	425,000	458,469
		3,096,025
Total corporate notes (cost—$141,958,612)		144,859,643

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares		Value ($)
Preferred stocks—0.61%
Banking-US—0.25%
State Street Corp.**,3,9	19,216		498,847
The Goldman Sachs Group, Inc.[3,10]	9,170		216,687
The Goldman Sachs Group, Inc.**,2,3,11	16,000		404,480
			1,120,014
Financial services—0.36%
Morgan Stanley**,12	65,000		1,625,000
Total preferred stocks (cost—$2,738,950)			2,745,014

	Face amount[1]
Non-US government obligations—0.54%
Indonesia Government International Bond
4.875%, due 05/05/21[4]	850,000		875,500
5.875%, due 01/15/24[4]	580,000		625,675
Mexico Government International Bond
3.500%, due 01/21/21	410,000		418,200
Republic of Colombia
2.625%, due 03/15/23	530,000		486,275
Total non-US government obligations (cost—$2,387,583)			2,405,650

	Number of contracts/ Notional amount
Options purchased—0.32%
Call swaptions purchased[13]—0.17%
3 Month USD LIBOR 3 Year Swap, strike @ 1.790%, expires 01/09/15 (Counterparty: CSI; receive fixed rate); underlying swap terminates 01/13/18	USD	22,100,000	268,586
3 Month USD LIBOR 5 Year Swap, strike @ 1.975%, expires 06/30/14 (Counterparty: GSB; receive fixed rate); underlying swap terminates 07/02/19	USD	11,400,000	96,619
3 Month USD LIBOR 10 Year Swap, strike @ 3.013%, expires 10/23/24 (Counterparty: GSB; receive fixed rate); underlying swap terminates 10/27/24	USD	9,900,000	196,911
3 Month USD LIBOR 30 Year Swap, strike @ 3.350%, expires 05/01/17 (Counterparty: CSI; receive fixed rate); underlying swap terminates 05/03/47	USD	3,400,000	189,652
			751,768
Put options & swaptions purchased—0.15%
3 Month USD LIBOR 3 Year Swap, strike @ 1.790%, expires 01/09/15 (Counterparty: CSI; receive fixed rate); underlying swap terminates 01/13/18[13]	USD	22,100,000	104,277

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
3 Month USD LIBOR 5 Year Swap, strike @ 1.975%, expires 06/30/14 (Counterparty: GSB; receive fixed rate); underlying swap terminates 07/02/19[13]	USD	11,400,000	39,467
3 Month USD LIBOR 5 Year Swap, strike @ 4.500%, expires 07/18/18 (Counterparty: CSI; receive fixed rate); underlying swap terminates 07/20/23[13]	USD	11,200,000	235,126
3 Month USD LIBOR 10 Year Swap, strike @ 3.013%, expires 10/23/14 (Counterparty: GSB; receive fixed rate); underlying swap terminates 10/27/24[13]	USD	9,900,000	144,837
3 Month USD LIBOR 30 Year Swap, strike @ 4.450%, expires 05/01/17 (Counterparty: CSI; receive fixed rate); underlying swap terminates 05/03/47[13]	USD	3,400,000	168,164
EUR Put/GBP Call, Strike @ EUR 0.81, expires 05/15/14	EUR	3,510,000	3,248
			695,119
Total options purchased (cost—$1,750,935)			1,446,887

	Number of shares
Investment of cash collateral from securities loaned—1.37%
Money market fund—1.37%
UBS Private Money Market Fund LLC[14] (cost—$6,113,630)	6,113,630		6,113,630
Total investments (cost—$454,274,578)[15]—102.51%			457,902,437
Liabilities in excess of other assets—(2.51)%			(11,216,560)
Net assets—100.00%			446,685,877

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,792,060
Gross unrealized depreciation	(1,164,201)
Net unrealized appreciation	$3,627,859

Written swaptions13

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	4,800	3 Month USD LIBOR Interest Rate Swap strike @ 3.90%, terminating 01/15/15	BOA	Pay	01/15/15	79,200	(15,294)	63,906

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Written swaptions13—(concluded)

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	1,600	3 Month USD LIBOR Interest Rate Swap strike @ 3.90%, terminating 01/15/15	GSB	Pay	01/15/15	26,253	(5,098)	21,155
USD	22,400	3 Month USD LIBOR Interest Rate Swap strike @ 6.00%, terminating 07/20/23	CSI	Pay	07/18/18	344,921	(181,951)	162,970
						450,374	(202,343)	248,031

Swaptions and foreign exchange written options activity for the nine months ended April 30, 2014 was as follows:

Premiums
received ($)
Swaptions and foreign exchange written options outstanding at July 31, 2013	344,921
Swaptions and foreign exchange options written	1,140,382
Swaptions and foreign exchange written options terminated in closing purchase transactions	(778,874)
Swaptions and foreign exchange written options expired prior to exercise	(256,055)
Swaptions and foreign exchange written options outstanding at April 30, 2014	450,374

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
147	USD	US Treasury Note 2 Year Futures	June 2014	32,300,901	32,321,625	20,724
129	USD	US Treasury Note 5 Year Futures	June 2014	15,310,623	15,409,454	98,831
61	USD	US Treasury Note 10 Year Futures	June 2014	7,536,734	7,589,734	53,000
				55,148,258	55,320,813	172,555

				Proceeds($)
US Treasury futures sell contracts:
32	USD	Ultra Long US Treasury Bond Futures	June 2014	4,594,980	4,713,000	(118,020)
76	USD	US Long Bond Futures	June 2014	10,105,055	10,255,250	(150,195)
				14,700,035	14,968,250	(268,215)
						(95,660)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	733,000	USD	1,013,089	07/23/14	(3,661)
BB	GBP	145,000	USD	243,598	07/23/14	(1,065)
BNP	JPY	235,522,688	USD	2,320,000	05/20/14	16,010
BNP	USD	2,320,000	JPY	240,506,976	05/20/14	32,749
DB	EUR	1,710,000	USD	2,358,654	05/05/14	(13,713)
DB	USD	2,386,433	EUR	1,710,000	05/05/14	(14,066)
GSCM	USD	92,523	EUR	67,000	07/23/14	413
						16,667

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio[16] (%)	Payments received by the Portfolio[16] (%)	Value($)	Unrealized depreciation($)
USD	18,100	01/16/16	0.487	3 Month USD LIBOR	(43,842)	(44,031)
USD	2,660	07/14/17	1.088	3 Month USD LIBOR	(1,952)	(2,000)
USD	10,500	07/05/18	1.563	3 Month USD LIBOR	(92,306)	(92,469)
USD	4,200	08/31/18	1.696	3 Month USD LIBOR	(19,325)	(19,402)
USD	12,200	08/31/18	1.736	3 Month USD LIBOR	(75,780)	(75,992)
USD	1,300	03/03/44	3.583	3 Month USD LIBOR	(42,557)	(42,589)
USD	1,300	03/03/44	3.584	3 Month USD LIBOR	(42,491)	(42,523)
					(318,253)	(319,006)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	240,188,475	—	240,188,475
Federal home loan bank certificates	—	935,984	—	935,984
Federal home loan mortgage corporation certificates	—	3,309,660	—	3,309,660
Federal national mortgage association certificates	—	9,727,332	—	9,727,332
Collateralized mortgage obligations	—	24,302,321	873,629	25,175,950
Asset-backed securities	—	20,994,212	—	20,994,212
Corporate notes	—	144,859,643	—	144,859,643
Preferred stocks	2,745,014	—	—	2,745,014
Non-US government obligations	—	2,405,650	—	2,405,650
Options purchased and swaptions	—	1,446,887	—	1,446,887
Investments of cash collateral from securities loaned	—	6,113,630	—	6,113,630
Futures contracts	172,555	—	—	172,555
Forward foreign currency contracts	—	49,172	—	49,172
Total	2,917,569	454,332,966	873,629	458,124,164

Liabilities
Written swaptions	—	(202,343)	—	(202,343)
Futures contracts	(268,215)	—	—	(268,215)
Forward foreign currency contracts	—	(32,505)	—	(32,505)
Swap agreements	—	(318,253)	—	(318,253)
Total	(268,215)	(553,101)	—	(821,316)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

	Collateralized mortgage obligations($)	Asset-backed securities($)	Corporate notes ($)	Total($)
Beginning balance	1,429,856	406,558	1,228,562	3,064,976
Purchases	—	—	—	—
Sales	(570,734)	(411,652)	(1,229,521)	(2,211,907)
Accrued discounts/(premiums)	32	(0)	—	32
Total realized gain/(loss)	2,567	16,167	14,521	33,255
Net change in unrealized appreciation/depreciation	11,908	(11,073)	(13,562)	(12,727)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	873,629	0	0	873,629

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014 was $8,868.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	94.1
Switzerland	1.2
Canada	0.9
United Kingdom	0.7
Cayman Islands	0.5
Australia	0.5
Japan	0.4
France	0.4
Indonesia	0.3
Mexico	0.2
Italy	0.1
Norway	0.1
Colombia	0.1
Brazil	0.1
Guernsey	0.1
Ireland	0.1
Chile	0.1
Netherlands	0.1
Germany	0.0	†
Total	100.0

†  Amount represents less than 0.05%

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

**	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at April 30, 2014.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 12.80% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2014, the value of these securities amounted to 0.25% of net assets.

7	Step bond that converts to the noted fixed rate at a designated future date.
8	Perpetual investment. Date shown reflects the call date.
9	Non cumulative preferred stock. Convertible until 03/15/24.
10	Non cumulative preferred stock. Convertible until 05/10/23.
11	Non cumulative preferred stock. Convertible until 05/10/24.
12	Non cumulative preferred stock. Convertible until 07/15/19.
13	Illiquid investment as of April 30, 2014.
14

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	702,620	884,063,143	878,652,133	6,113,630	1,560

15	Includes $6,001,825 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $6,113,630.
16	Payments made/received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
US government obligations—38.45%
US Treasury Inflation Index Bonds (TIPS)
2.000%, due 01/15/26	2,720,371	3,141,604
2.375%, due 01/15/27	3,725,024	4,488,944
2.500%, due 01/15/29	2,077,460	2,565,663
US Treasury Inflation Index Notes (TIPS)
0.625%, due 01/15/24	39,539,337	40,123,175
US Treasury Notes
1.375%, due 06/30/18[2]	17,400,000	17,379,607
1.500%, due 12/31/18	6,200,000	6,174,326
1.625%, due 04/30/19	1,000,000	997,344
1.750%, due 10/31/20	27,300,000	26,662,299
2.000%, due 09/30/20	8,300,000	8,247,478
2.000%, due 02/28/21	56,400,000	55,655,351
2.125%, due 01/31/21[2]	42,500,000	42,327,365
2.750%, due 11/15/23	74,600,000	75,415,975
2.750%, due 02/15/24	76,500,000	77,169,375
Total US government obligations (cost—$360,290,825)		360,348,506

Government national mortgage association certificates—0.01%
GNMA II ARM
1.625%, due 11/20/23[3]	4,685	4,873
1.625%, due 07/20/25[3]	6,182	6,417
1.625%, due 01/20/26[3]	11,065	11,494
1.625%, due 05/20/26[3]	19,520	20,330
Total government national mortgage association certificates (cost—$41,866)		43,114

Federal home loan mortgage corporation certificates*—0.15%
FHLMC
7.645%, due 05/01/25[4]	1,157,694	1,297,276
FHLMC ARM
5.508%, due 03/01/36[3]	64,542	66,825
Total federal home loan mortgage corporation certificates (cost—$1,224,109)		1,364,101

Federal housing administration certificates††—0.00%
FHA GMAC
7.430%, due 06/01/21	15,540	15,540
FHA Reilly
7.430%, due 10/01/20	3,651	3,651
Total federal housing administration certificates (cost—$20,296)		19,191

Federal national mortgage association certificates*—4.08%
FNMA
3.500%, due 11/01/21	4,032,246	4,228,652
3.500%, due 12/01/25	906,984	955,667
4.500%, due 04/01/29	537,426	576,462
5.399%, due 11/01/34	9,098,675	9,859,846
FNMA ARM
1.529%, due 08/01/40[3]	51,034	52,673

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
2.179%, due 05/01/30[3]	52,280	55,124
2.327%, due 04/01/27[3]	18,830	19,997
2.378%, due 03/01/36[3]	69,735	73,560
2.392%, due 10/01/35[3]	109,501	116,905
2.409%, due 05/01/27[3]	12,517	13,221
2.504%, due 01/01/36[3]	72,097	76,720
2.577%, due 09/01/35[3]	81,442	86,990
5.344%, due 01/01/36[3]	141,932	152,906
5.360%, due 11/01/35[3]	127,332	137,320
5.440%, due 03/01/36[3]	118,775	127,976
5.518%, due 12/01/35[3]	136,302	146,928
5.590%, due 02/01/36[3]	188,943	203,630
5.680%, due 03/01/36[3]	107,632	116,072
5.689%, due 06/01/36[3]	17,813	17,761
5.811%, due 03/01/36[3]	95,243	102,965
FNMA ARM COFI
3.250%, due 11/01/26[4]	47,599	43,158
FNMA TBA
3.000%	6,000,000	5,832,188
3.500%	15,000,000	15,213,516
Total federal national mortgage association certificates (cost—$37,002,416)		38,210,237

Collateralized mortgage obligations—20.00%
ARM Trust, Series 2005-5, Class 2A1
2.740%, due 09/25/35[3]	323,217	290,276
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A
5.731%, due 04/10/49[3]	415,042	454,995
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.623%, due 05/25/35[3]	1,867,190	1,916,117
Series 2007-3, Class 2A1
5.500%, due 09/25/34	226,593	230,818
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.682%, due 02/17/51[3,5]	2,454,261	2,659,560
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[5]	1,000,000	974,515
Banc of America Mortgage Securities, Inc., Series 2004-H, Class 2A2
2.749%, due 09/25/34[3]	1,720,414	1,722,957
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.375%, due 07/20/32[3]	5,476	5,576
BCAP LLC 2011-RR10 Trust, Class 3A5
2.618%, due 06/26/35[3,6]	1,694,437	1,725,520
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.060%, due 10/25/33[3]	35,171	32,514
Series 2004-9, Class 2A1
2.620%, due 09/25/34[3]	799,153	717,442
Series 2005-7, Class 22A1

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
2.665%, due 09/25/35[3]	1,257,737	1,106,220
Series 2006-1, Class 21A2
2.457%, due 02/25/36[3]	1,177,610	799,689
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
2.234%, due 04/25/33[3]	14,805	14,708
Series 2003-1, Class 6A1
2.504%, due 04/25/33[3]	59,936	61,061
Series 2003-5, Class 2A1
2.572%, due 08/25/33[3]	383,141	391,533
Series 2004-3, Class 1A2
2.909%, due 07/25/34[3]	291,951	292,017
Series 2004-6, Class 2A1
2.820%, due 09/25/34[3]	1,498,796	1,397,194
Series 2004-7, Class 1A1
2.636%, due 10/25/34[3]	382,690	339,084
Series 2004-9, Class 22A1
3.113%, due 11/25/34[3]	40,788	40,772
Series 2005-2, Class A1
2.580%, due 03/25/35[3]	1,152,061	1,169,340
Series 2005-5, Class A2
2.280%, due 08/25/35[3]	2,066,152	2,097,293
Series 2005-9, Class A1
2.410%, due 10/25/35[3]	1,528,912	1,500,629
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	3,191,881
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,319,402	1,316,060
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.530%, due 05/25/35[3]	641,026	627,486
Series 2005-4, Class A
5.238%, due 08/25/35[3]	1,836,171	1,813,360
Series 2005-6, Class A2
2.290%, due 09/25/35[3]	133,494	132,453
Series 2005-6, Class A3
1.940%, due 09/25/35[3]	24,301	24,413
Series 2006-AR1, Class 1A1
2.500%, due 10/25/35[3]	3,575,144	3,476,674
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	160,984	165,926
Series 2005-62, Class 2A1
1.126%, due 12/25/35[3]	497,650	383,374
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	985,208	836,987
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
5.861%, due 01/25/34[3,5]	996,007	1,030,344
Series 2004-12, Class 11A1
2.839%, due 08/25/34[3]	522,242	457,953
Series 2004-12, Class 11A2
2.839%, due 08/25/34[3]	335,727	306,068
Series 2004-12, Class 12A1
2.672%, due 08/25/34[3]	104,879	98,333
Series 2005-HYB9, Class 5A1
2.376%, due 02/20/36[3]	390,636	331,614

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A
5.858%, due 03/15/39[3]	5,706,928	6,129,703
DBRR 2013-EZ2 Trust, Series 2013-EZ2, Class A
0.853%, due 02/25/45[3,4,5]	2,808,210	2,795,573
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	48,151	53,169
Series 1367, Class KA
6.500%, due 09/15/22	1,005	1,101
Series 1502, Class PX
7.000%, due 04/15/23	305,015	339,025
Series 1503, Class PZ
7.000%, due 05/15/23	96,286	109,369
Series 1534, Class Z
5.000%, due 06/15/23	103,159	111,530
Series 1548, Class Z
7.000%, due 07/15/23	70,675	79,413
Series 1562, Class Z
7.000%, due 07/15/23	120,019	135,695
Series 1694, Class Z
6.500%, due 03/15/24	52,547	59,003
Series 2061, Class Z
6.500%, due 06/15/28	188,344	208,938
Series 2400, Class FQ
0.652%, due 01/15/32[3]	127,206	128,583
Series 2764, Class LZ
4.500%, due 03/15/34	1,730,156	1,837,040
Series 2764, Class ZG
5.500%, due 03/15/34	4,203,214	4,565,026
Series 2835, Class JZ
5.000%, due 08/15/34	902,965	967,203
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,695,002
Series 2983, Class TZ
6.000%, due 05/15/35	4,558,870	5,034,935
Series 3149, Class CZ
6.000%, due 05/15/36	5,202,296	5,746,581
Series G23, Class KZ
6.500%, due 11/25/23	90,916	101,823
Series T-054, Class 2A
6.500%, due 02/25/43	746,757	878,516
Series T-058, Class 2A
6.500%, due 09/25/43	2,769,202	3,135,570
Series T-075, Class A1
0.192%, due 12/25/36[3]	1,290,901	1,281,672
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.613%, due 08/25/35[3]	86,762	81,654
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	3,807	4,088
Series 1992-040, Class ZC
7.000%, due 07/25/22	12,347	13,691
Series 1992-129, Class L
6.000%, due 07/25/22	5,557	6,073
Series 1993-037, Class PX

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Collateralized mortgage obligations—(continued)
7.000%, due 03/25/23	15,271	17,159
Series 1993-060, Class Z
7.000%, due 05/25/23	84,504	93,804
Series 1993-070, Class Z
6.900%, due 05/25/23	12,832	14,407
Series 1993-096, Class PZ
7.000%, due 06/25/23	73,633	81,800
Series 1993-160, Class ZB
6.500%, due 09/25/23	27,099	30,054
Series 1993-163, Class ZB
7.000%, due 09/25/23	7,272	8,229
Series 1998-066, Class FG
0.452%, due 12/25/28[3]	56,428	56,650
Series 1999-W4, Class A9
6.250%, due 02/25/29	415,643	465,477
Series 2000-034, Class F
0.602%, due 10/25/30[3]	8,531	8,619
Series 2002-080, Class A1
6.500%, due 11/25/42	1,339,403	1,541,399
Series 2003-064, Class AH
6.000%, due 07/25/33	4,764,723	5,261,845
Series 2003-W8, Class 2A
7.000%, due 10/25/42	66,152	75,613
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	993,527	1,119,410
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,351,512	1,556,079
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,790,501	1,930,998
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,610,758	7,164,469
Series 2005-120, Class ZU
5.500%, due 01/25/36	6,483,030	7,036,388
Series 2006-065, Class GD
6.000%, due 07/25/26	2,018,627	2,265,109
GNMA REMIC,
Trust Series 2000-009, Class FG
0.752%, due 02/16/30[3]	81,650	82,422
Trust Series 2002-031, Class FW
0.552%, due 06/16/31[3]	86,157	86,612
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	10,795,051	12,121,363
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	7,901,541	8,920,651
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.651%, due 09/25/35[3]	1,178,108	1,191,234
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.502%, due 01/19/35[3]	98,536	73,651
Series 2005-4, Class 3A1
2.712%, due 07/19/35[3]	518,300	449,948
Housing Security, Inc., Series 1992-8, Class B
2.624%, due 06/25/24[3]	110,514	111,999
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A1A
5.397%, due 05/15/45	7,778,226	8,450,763
Series 2006-LDP9, Class A1A

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(continued)
5.257%, due 05/15/47	8,463,700	8,996,541
JP Morgan Mortgage Trust,
Series 2005-A1, Class 6T1
3.252%, due 02/25/35[3]	17,717	17,611
Series 2005-A8, Class 1A1
5.074%, due 11/25/35[3]	2,925,091	2,806,289
Series 2006-A4, Class 2A2
2.398%, due 06/25/36[3]	892,472	805,771
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.514%, due 01/20/17[3]	65,437	65,990
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[5]	1,214,546	1,253,701
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.362%, due 04/25/46[3]	1,590,540	775,367
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.602%, due 12/25/36[3]	1,345,467	489,894
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,408,461
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.636%, due 04/20/35[3]	1,529,576	1,513,746
Series 2007-3, Class 1A1
0.352%, due 07/20/36[3]	453,877	416,463
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	120,836	133,788
Series 2000-20K, Class 1
7.220%, due 11/01/20	179,979	191,276
Series 2002-20K, Class 1
5.080%, due 11/01/22	1,020,324	1,105,392
Series 2003-20I, Class 1
5.130%, due 09/01/23	181,994	195,194
Series 2003-20L, Class 1
4.890%, due 12/01/23	639,275	692,775
Series 2005-20H, Class 1
5.110%, due 08/01/25	967,741	1,048,683
Series 2007-20D, Class 1
5.320%, due 04/01/27	2,942,780	3,247,844
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.451%, due 07/25/34[3]	986,012	981,203
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.812%, due 09/19/32[3]	235,064	227,643
Series 2006-AR3, Class 11A1
0.362%, due 04/25/36[3]	3,582,506	2,642,338
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,092,510	1,074,299

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)

Collateralized mortgage obligations—(concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A
5.749%, due 07/15/45[3]	8,189,371	8,889,661
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.526%, due 06/25/42[3]	42,899	40,245
Series 2005-AR1, Class A1A
0.472%, due 01/25/45[3]	114,327	104,633
Series 2005-AR13, Class A1A1
0.442%, due 10/25/45[3]	1,344,332	1,248,548
Series 2005-AR15, Class A1A1
0.412%, due 11/25/45[3]	149,503	137,692
Series 2005-AR2, Class 2A1A
0.462%, due 01/25/45[3]	135,736	133,970
Series 2006-AR11, Class 2A
2.268%, due 09/25/46[3]	497,025	462,656
Series 2006-AR2, Class 2A1
4.164%, due 03/25/36[3]	1,288,743	1,168,597
Series 2006-AR7, Class 3A
2.268%, due 07/25/46[3]	2,088,508	1,901,899
Series 2006-AR9, Class 1A
1.126%, due 08/25/46[3]	1,467,268	1,257,767
Series 2006-AR9, Class 2A
2.268%, due 08/25/46[3]	1,123,740	1,018,594
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
2.618%, due 12/25/33[3]	304,552	304,153
Series 2004-CC, Class A1
2.615%, due 01/25/35[3]	201,522	202,247
Series 2004-DD, Class 2A6
2.615%, due 01/25/35[3]	2,371,476	2,346,641
Series 2006-AR2, Class 2A1
2.613%, due 03/25/36[3]	1,592,640	1,595,580
Series 2006-AR8, Class 1A1
2.618%, due 04/25/36[3]	646,180	643,793
Total collateralized mortgage obligations (cost—$179,120,604)		187,395,829

Asset-backed securities—5.60%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R8, Class M1
0.622%, due 10/25/35[3]	1,000,000	923,165
Black Diamond CLO 2005-1 Delaware Corp. Series 2005-1A, Class A1A
0.485%, due 06/20/17[3,5]	11,060	11,055
BlueMountain CLO Ltd. Series 2005-1A, Class A1F
0.473%, due 11/15/17[3,5]	144,974	144,729
Countrywide Asset-Backed Certificates,
0.402%, due 04/25/36[3]	693,004	676,138
0.332%, due 07/25/36[3]	790,169	769,011
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.921%, due 12/16/49[3,5]	1,088,718	1,191,847

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)

Asset-backed securities—(continued)
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[7]	622,549		405,549
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
0.972%, due 09/15/29[3]	60,720		55,242
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.397%, due 01/15/22[3,5]	7,900,000		7,892,471
Duane Street CLO III Ltd. Series 2006-3A, Class A1
0.478%, due 01/11/21[3,5]	2,556,098		2,535,174
EFS Volunteer LLC, Series 2010-1, Class A1
1.079%, due 10/26/26[3,5]	406,006		407,942
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.568%, due 10/23/21[3,6,8]	EUR	2,927,409	3,984,908
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
0.947%, due 09/25/35[3]	1,000,000		926,003
Franklin CLO Ltd. Series 5A, Class A2
0.493%, due 06/15/18[3,5]	3,705,856		3,676,117
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
0.923%, due 10/18/21[3,5]	2,024,565		2,016,599
Home Equity Asset Trust 2005-2, Series 2005-2, Class M5
1.247%, due 07/25/35[3]	1,000,000		878,147
Inwood Park CDO Ltd. Series 2006-1A, Class A1A
0.453%, due 01/20/21[3,5]	3,057,594		3,043,138
JP Morgan Mortgage Acquisition Trust 2006-NC1, Class A1
0.322%, due 04/25/36[3]	3,008,189		2,856,721
JP Morgan Mortgage Acquisition Trust 2007-CH2, Class AV1
0.312%, due 01/25/37[3]	3,286,474		3,184,974
Kingsland I Ltd. Series 2005-1A, Class A1A
0.483%, due 06/13/19[3,5]	217,152		217,090
Landmark VII CDO Ltd. Series 2006-7A, Class A1L
0.502%, due 07/15/18[3,5]	2,108,625		2,099,879
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.595%, due 01/31/22[3,6,8]	EUR	458,296	625,269
Madison Park Funding I Ltd. Series 2005-1A, Class AT
0.507%, due 05/10/19[3,5]	360,394		359,580
Madison Park Funding Ltd. Series 2007-4A, Class A1A
0.454%, due 03/22/21[3,5]	499,631		492,556
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	148,073		151,983

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)

Asset-backed securities—(concluded)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
0.857%, due 12/25/34[3]	1,571,336	1,496,099
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.482%, due 02/25/36[3]	2,000,000	1,770,640
RASC, Series 2005-KS11 Trust, Class M2
0.572%, due 12/25/35[3]	1,100,000	863,986
Saxon Asset Securities Trust, Series 2004-1, Class M1
0.947%, due 03/25/35[3]	1,214,353	1,090,092
SLC Student Loan Trust, Series 2008-2, Class A2
0.683%, due 06/15/17[3]	1,045,570	1,045,881
SLM Student Loan Trust, Series 2008-9, Class A
1.729%, due 04/25/23[3]	4,204,588	4,347,649
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
0.466%, due 04/18/22[3,6]	1,964,755	1,933,873
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
1.652%, due 04/25/35[3]	103,700	99,597
Structured Asset Securities Corp., Series 2005-WF1, Class M1
0.812%, due 02/25/35[3]	282,309	257,497
Total asset-backed securities (cost—$51,883,275)		52,430,601

Corporate notes—25.71%
Airlines—0.87%
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23[5]	3,202,321	3,434,490
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24	1,554,621	1,581,982
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	165,215	193,302
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	2,675,426	2,942,968
		8,152,742
Banking-non-US—5.28%
Banco Bradesco SA
2.336%, due 05/16/14[3,5]	4,100,000	4,100,000
Banco do Brasil SA
3.875%, due 10/10/22	2,200,000	2,037,750
Banco Mercantil del Norte SA
4.375%, due 07/19/15[5]	1,800,000	1,867,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)

Corporate notes—(continued)
Banking-non-US—(concluded)
Banco Santander Brasil SA
4.250%, due 01/14/16[5]	3,500,000		3,619,000
BPE Financiaciones SA
2.875%, due 05/19/16	EUR	2,100,000	2,969,517
2.500%, due 02/01/17	EUR	4,600,000	6,442,753
DNB Bank ASA
3.200%, due 04/03/17[5]	4,900,000		5,157,054
Eksportfinans ASA
3.000%, due 11/17/14	300,000		301,800
0.890%, due 06/16/15	JPY	100,000,000	943,404
2.000%, due 09/15/15	1,100,000		1,098,350
2.375%, due 05/25/16	900,000		898,200
5.500%, due 05/25/16	800,000		848,000
2.875%, due 11/16/16	CHF	100,000	114,987
5.500%, due 06/26/17	400,000		428,000
Export-Import Bank of Korea
5.875%, due 01/14/15	2,600,000		2,691,028
1.250%, due 11/20/15	600,000		602,823
5.125%, due 06/29/20	400,000		445,148
4.375%, due 09/15/21	1,300,000		1,388,196
5.000%, due 04/11/22	4,200,000		4,679,346
ICICI Bank Ltd.
5.500%, due 03/25/15[5]	1,800,000		1,858,562
5.000%, due 01/15/16[8]	2,500,000		2,621,025
KBC Bank NV
8.000%, due 01/25/23[3,8]	2,800,000		3,185,000
LBG Capital No.1 PLC
8.500%, due 12/17/21[3,5,9]	400,000		433,335
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[3,8]	600,000		702,000
			49,432,778
Banking-US—2.91%
Aviation Capital Group Corp.
6.750%, due 04/06/21[5]	6,120,000		6,844,198
Bank of America Corp.
5.750%, due 12/01/17	500,000		565,736
7.625%, due 06/01/19	3,700,000		4,566,055
CIT Group, Inc.
4.750%, due 02/15/15[5]	2,900,000		2,976,125
JPMorgan Chase Bank N.A.
0.563%, due 06/13/16[3]	400,000		398,104
5.875%, due 06/13/16	1,100,000		1,211,241
1.029%, due 05/31/17[3]	EUR	4,400,000	6,073,815
6.000%, due 10/01/17	3,400,000		3,876,425
4.375%, due 11/30/21[3,8]	EUR	500,000	738,764
			27,250,463
Diversified financials—2.23%
American Express Co.
6.800%, due 09/01/66[3]	3,800,000		4,194,440

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)

Corporate notes—(continued)
Diversified financials—(concluded)
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[5]	563,158	586,076
Goldman Sachs Group, Inc.
0.628%, due 07/22/15[3]	300,000	300,031
3.700%, due 08/01/15	1,700,000	1,761,107
0.684%, due 03/22/16[3]	1,200,000	1,198,524
5.950%, due 01/18/18	3,200,000	3,636,499
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[10]	1,900,000	344,375
1.000%, due 12/30/16[10]	900,000	163,125
1.000%, due 01/24/49[10]	4,500,000	826,875
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	7,893,303
		20,904,355
Electric-generation—0.68%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[5]	6,278,000	6,316,684
6.250%, due 06/17/14[8]	100,000	100,616
		6,417,300
Electric-integrated—0.99%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[5]	200,000	215,440
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	9,030,654
		9,246,094
Finance-captive automotive—0.96%
Bank of America NA
0.533%, due 06/15/17[3]	3,500,000	3,458,353
Denali Borrower LLC/Denali Finance Corp.
5.625%, due 10/15/20[5,11]	1,800,000	1,849,500
International Lease Finance Corp.
5.750%, due 05/15/16	100,000	107,625
International Lease Finance Corp. MTN
5.650%, due 06/01/14	200,000	200,700
Schaeffler Holding Finance BV
6.875%, due 08/15/18[5]	3,200,000	3,396,000
		9,012,178
Finance-non-captive diversified—1.26%
Ford Motor Credit Co. LLC
8.000%, due 06/01/14	1,100,000	1,105,991
8.700%, due 10/01/14	4,000,000	4,129,516
2.750%, due 05/15/15	1,425,000	1,455,116
8.000%, due 12/15/16	600,000	699,850

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate notes—(continued)
Finance-non-captive diversified—(concluded)
4.250%, due 02/03/17	4,100,000		4,410,747
			11,801,220
Financial services—4.20%
Ally Financial, Inc.
3.635%, due 06/20/14[3]	4,800,000		4,808,640
8.300%, due 02/12/15	500,000		526,875
4.625%, due 06/26/15	2,700,000		2,801,790
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[5]	1,000,000		1,188,438
Citigroup, Inc.
5.500%, due 10/15/14	112,000		114,492
4.587%, due 12/15/15	400,000		423,678
1.250%, due 01/15/16	200,000		201,112
6.125%, due 11/21/17	600,000		685,746
1.936%, due 05/15/18[3]	300,000		311,003
8.500%, due 05/22/19	3,000,000		3,822,207
GMAC International Finance BV
7.500%, due 04/21/15[8]	EUR	700,000	1,023,932
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000		1,656,101
JPMorgan Chase & Co.
6.300%, due 04/23/19	400,000		473,024
4.400%, due 07/22/20	600,000		654,716
4.250%, due 10/15/20	3,500,000		3,762,945
Morgan Stanley
7.300%, due 05/13/19	3,270,000		3,964,456
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000		3,261,572
SLM Corp. MTN
6.250%, due 01/25/16	8,400,000		9,061,500
8.450%, due 06/15/18	500,000		589,375
			39,331,602
Gaming—0.11%
MGM Resorts International
6.625%, due 07/15/15	100,000		105,750
7.500%, due 06/01/16	870,000		967,875
			1,073,625
Insurance—1.56%
American International Group, Inc.
6.765%, due 11/15/17	GBP	773,000	1,492,275
8.250%, due 08/15/18	1,200,000		1,499,213
8.175%, due 05/15/58[3]	6,400,000		8,560,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
Progressive Corp.
6.700%, due 06/15/37[3]	2,800,000	3,102,400
		14,653,888
Media—0.71%
British Sky Broadcasting Group PLC
6.100%, due 02/15/18[5]	1,000,000	1,143,306
DISH DBS Corp.
7.750%, due 05/31/15	300,000	320,250
7.125%, due 02/01/16	700,000	764,750
Time Warner Cable, Inc.
5.850%, due 05/01/17	200,000	226,570
7.300%, due 07/01/38	2,500,000	3,322,052
6.750%, due 06/15/39	700,000	886,981
		6,663,909
Media-cable—0.22%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,500,000	2,013,752

Medical providers—0.99%
HCA, Inc.
6.500%, due 02/15/20	8,314,000	9,270,110

Oil & gas—0.80%
Encana Corp.
6.500%, due 05/15/19	1,400,000	1,658,617
Pioneer Natural Resources Co.
5.875%, due 07/15/16	1,535,000	1,687,527
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000	4,181,718
		7,527,862
Oil services—0.17%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000	200,056
El Paso Corp.
7.000%, due 06/15/17	1,241,000	1,399,025
		1,599,081
Special purpose entity—0.94%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	4,000,000	3,926,048
IPIC GMTN Ltd.
3.125%, due 11/15/15[5]	2,000,000	2,060,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate notes—(concluded)
Special purpose entity—(concluded)
Murray Street Investment Trust I
4.647%, due 03/09/17[7]	2,600,000		2,815,418
			8,801,466
Steel producers/products—0.11%
CSN Resources SA
6.500%, due 07/21/20[5]	900,000		922,500
GTL Trade Finance, Inc.
7.250%, due 10/20/17[5]	100,000		113,000
			1,035,500
Telecommunications—0.06%
Sprint Nextel Corp.
6.000%, due 12/01/16	500,000		547,500

Tobacco—0.49%
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[5]	4,755,000		4,605,184

Transportation services—0.17%
Empresa de Transporte de Pasajeros Metro SA
4.750%, due 02/04/24[6]	1,500,000		1,560,000
Total corporate notes (cost—$229,685,651)			240,900,609

Loan assignments—0.53%
Food products—0.31%
H J Heinz Co. Term Loan B2
3.500%, due 06/05/20	2,892,714		2,896,648

Health care—0.22%
Davita, Inc. Term Loan B2
4.000%, due 11/01/19	2,073,750		2,078,063
Total loan assignments (cost—$4,978,157)			4,974,711

Non-US government obligations—8.67%
Brazil Letras do Tesouro Nacional
7.841%, due 01/01/17[12]	BRL	34,300,000	11,272,268
Emirate of Abu Dhabi
6.750%, due 04/08/19[5]	2,300,000		2,802,550
Italy Buoni Poliennali Del Tesoro
5.500%, due 11/01/22	EUR	10,000,000	16,642,365
Mexico Government International Bond
6.050%, due 01/11/40	1,600,000		1,856,000
Notas do Tesouro Nacional
10.000%, due 01/01/17	BRL	30,975,000	13,215,478
10.000%, due 01/01/21	BRL	23,080,000	9,281,024

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Non-US government obligations—(concluded)
10.000%, due 01/01/23	BRL	581,000	228,197
Republic of Korea
7.125%, due 04/16/19	400,000		491,304
Slovenia Government International Bond
4.700%, due 11/01/16[5]	EUR	3,300,000	4,925,238
Spain Government Bond
5.850%, due 01/31/22	EUR	7,900,000	13,483,942
State of Qatar
4.000%, due 01/20/15[5]	4,300,000		4,398,900
5.250%, due 01/20/20[5]	2,100,000		2,388,750
6.400%, due 01/20/40[5]	200,000		239,500
Total non-US government obligations (cost—$83,481,121)			81,225,516

Municipal bonds and notes—1.73%
Education—0.56%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		342,087
Los Angeles Unified School District Refunding, Series A-1
4.500%, due 01/01/28	3,800,000		4,127,940
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		112,363
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[12]	780,000		682,149
			5,264,539
General obligation—0.22%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000		1,923,544
Denver Arena Trust Revenue Note
6.940%, due 11/15/19[6]	90,550		91,972
			2,015,516
Tobacco—0.06%
Buckeye Tobacco Settlement Financing Authority (Asset-Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000		409,305

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Municipal bonds and notes—(concluded)
Tobacco—(concluded)
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000		199,982
			609,287
Transportation—0.68%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000		1,971,060
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000		3,528,110
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000		848,463
			6,347,633
Utilities—0.21%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000		110,090
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000		1,887,544
			1,997,634
Total municipal bonds and notes (cost—$13,598,821)			16,234,609

	Number of shares
Preferred stock[13]—0.81%
Banks—0.81%
Wells Fargo & Co. (cost—$3,810,820)	6,400		7,622,528

	Face amount[1]
Short-term non-US government obligations—0.45%
Mexico Cetes
3.441%, due 05/15/14[12]	MXN	4,829,000	368,614
3.345%, due 06/26/14[12]	MXN	510,000,000	3,878,304
Total Short-term non-US government obligations (cost—$4,230,243)			4,246,918

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Short-term US government obligation[14]—0.03%
US Treasury Bill[2]
0.030%, due 07/10/14 (cost—$310,982)	311,000	310,982

Repurchase agreement—0.22%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $2,060,145 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $237,582 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$2,136,927); proceeds: $2,095,000 (cost—$2,095,000)	2,095,000	2,095,000

	Number of contracts
Options purchased††—0.00%
Call options & swaptions purchased††—0.00%
Eurodollar Futures, strike @ 99.75, expires 12/15/14 (cost—$10,670)	125	7,812

	Number of shares
Investment of cash collateral from securities loaned—0.03%
Money market fund—0.03%
UBS Private Money Market Fund LLC[15] (cost—$305,550)	305,550	305,550
Total investments before investments sold short[16] (cost—$972,090,406)—106.47%		997,735,814

	Face amount[1] ($)
Investment sold short—(0.06)%
FNMA TBA* 4.500% (proceeds—$(532,344))	(500,000)	(536,797)
Liabilities in excess of other assets—(6.41)%		(60,070,118)
Net assets—100.00%		937,128,899

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,275,557
Gross unrealized depreciation	(12,630,149)
Net unrealized appreciation	$25,645,408

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
300	US Treasury Note 10 Year Futures, strike @ 126	05/23/14	168,054	(32,812)	135,242

	Put options written
125	Eurodollar Futures, strike @ 99	12/15/14	13,130	(781)	12,349
300	US Treasury Note 10 Year Futures, strike @ 121	05/23/14	130,836	(4,688)	126,148
			143,966	(5,469)	138,497
			312,020	(38,281)	273,739

Written options activity for the nine months ended April 30, 2014 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2013	—	—
Options written	1,529	635,763
Options exercised	(67)	(14,034)
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	(737)	(309,709)
Options outstanding at April 30, 2014	725	312,020

Written swaptions6

Notional amount (000)		Put swaptions written	Counterparty	Pay/receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
EUR	21,500	CDX.ITRAXX Main 21, 5 Year Index, strike @ 0.950%; terminating 09/17/14	GSI	Pay	09/17/14	65,307	(59,781)	5,526
EUR	2,800	CDX.ITRAXX Main 21, 5 Year Index, strike @ 0.950%; terminating 09/17/14	CITI	Pay	09/17/14	8,982	(7,785)	1,197
EUR	38,100	CDX.ITRAXX Main 21, 5 Year Index, strike @ 1.100%; terminating 09/17/14	BNP	Pay	09/17/14	125,811	(61,936)	63,875
EUR	11,600	CDX.ITRAXX Main 21, 5 Year Index, strike @ 1.100%; terminating 09/17/14	GSI	Pay	09/17/14	40,653	(18,857)	21,796
EUR	11,000	CDX.ITRAXX Main 21, 5 Year Index, strike @ 1.100%; terminating 09/17/14	JPMCB	Pay	09/17/14	40,532	(17,881)	22,651
						281,285	(166,240)	115,045

Swaptions activity for the nine months ended April 30, 2014 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2013	—
Swaptions written	741,972
Swaptions exercised	(62,044)
Swaptions terminated in closing purchase transactions	—
Swaptions expired prior to exercise	(398,643)
Swaptions outstanding at April 30, 2014	281,285

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
354	USD	US Treasury Note 10 Year Futures	June 2014	43,777,608	44,045,344	267,736

Interest rate futures buy contracts:
1,532	AUD	Australian Bond 3 Year Futures	June 2014	154,304,582	154,333,180	28,598
934	USD	90-Day Eurodollar Futures	December 2015	230,934,618	231,071,600	136,982
141	USD	90-Day Eurodollar Futures	March 2016	34,795,412	34,779,413	(15,999)
				463,812,220	464,229,537	417,317

				Proceeds ($)
US Treasury futures sell contracts:
76	USD	US Long Bond Futures	June 2014	10,075,871	10,255,250	(179,379)
29	USD	US Ultra Long Bond Futures	June 2014	4,081,607	4,271,156	(189,549)

Interest rate futures sell contracts
531	AUD	Australian Bond 10 Year Futures	June 2014	56,758,455	57,510,043	(751,588)
126	EUR	Euro Bund Futures	June 2014	25,110,361	25,266,461	(156,100)
141	USD	90-Day Eurodollar Futures	March 2017	34,409,151	34,398,713	10,438
424	USD	90-Day Eurodollar Futures	December 2016	103,526,445	103,678,600	(152,155)
				233,961,890	235,380,223	(1,418,333)
						(1,001,016)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	28,659,000	USD	39,445,773	05/02/14	(314,271)
BB	JPY	45,700,000	USD	449,292	05/13/14	2,253
BB	USD	2,034,312	MXN	26,810,000	05/14/14	13,456
BNP	MXN	32,325,478	USD	2,458,211	06/26/14	(2,240)
BOA	EUR	43,205,000	USD	59,774,118	06/03/14	(162,268)
BOA	USD	59,778,827	EUR	43,205,000	05/02/14	161,600
CITI	AUD	1,225,000	USD	1,129,548	05/02/14	(8,477)
CITI	JPY	113,400,000	USD	1,112,026	05/13/14	2,743
CSI	BRL	44,486,664	USD	18,706,023	05/05/14	(1,245,390)
CSI	BRL	7,310,243	USD	3,156,000	10/02/14	14,839
CSI	USD	19,895,646	BRL	44,486,664	05/05/14	55,768
CSI	USD	3,156,000	BRL	7,069,440	06/03/14	(14,293)
DB	MXN	4,760,695	USD	364,595	05/15/14	999
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(467,499)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(74,366)
GSCM	BRL	11,478,242	USD	4,955,268	10/02/14	23,147
GSCM	CNY	62,712,000	USD	9,847,990	01/28/15	(84,511)
GSCM	GBP	1,218,000	USD	2,040,777	06/12/14	(15,035)
GSCM	MXN	26,810,000	USD	2,051,655	05/14/14	3,887
GSCM	USD	4,955,268	BRL	11,105,152	06/03/14	(20,063)
GSCM	USD	2,035,301	MXN	26,810,000	08/25/14	(4,399)
JPMCB	BRL	3,124,458	USD	1,409,000	05/05/14	7,741
JPMCB	BRL	52,806,675	USD	23,393,874	05/05/14	(288,904)
JPMCB	BRL	41,800,103	USD	18,623,762	06/03/14	47,510
JPMCB	BRL	19,494,125	USD	8,525,108	06/03/14	(138,215)
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(70,729)
JPMCB	USD	18,778,124	BRL	41,800,103	05/05/14	(31,581)
JPMCB	USD	6,322,608	BRL	14,131,029	05/05/14	14,887
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(391,562)
MSC	BRL	13,774,986	USD	5,759,736	06/03/14	(361,962)
MSC	MXN	44,262,604	USD	3,366,362	06/26/14	(2,683)
RBS	EUR	14,546,000	USD	20,038,991	05/02/14	(141,392)
						(3,491,010)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Interest rate swaps

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Payments received by the Portfolio[17](%)	Upfront payments received (made)($)	Value($)	Unrealized (depreciation)($)
BOA	BRL	24,100	01/02/17	Brazil CETIP Interbank Deposit Rate	8.600	—	(758,230)	(758,230)
BOA	BRL	14,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.860	(131,834)	(359,702)	(491,536)
HSBC	BRL	10,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.645	(8,125)	(314,506)	(322,631)
						(139,959)	(1,432,438)	(1,572,397)

Credit default swaps on corporate issues—buy protection18

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments made by the Portfolio[17](%)	Upfront payments received (made)($)	Value($)	Unrealized (depreciation)($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	1,643	09/20/15	7.150	—	(176,420)	(176,420)
CITI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	2,200	12/20/16	1.000	(216,530)	(51,754)	(268,284)
GSI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	1,400	12/20/16	1.000	(141,292)	(32,934)	(174,226)
						(357,822)	(261,108)	(618,930)

Credit default swaps on corporate issues and sovereign issues—sell protection20

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments received by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)	Credit spread[21]
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,252	7,958	83,210	0.10
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,500	06/20/16	1.000	15,937	59,409	75,346	0.55
BB	Italy Republic bond, 1.000% due 6/20/17	EUR	1,400	06/20/17	1.000	160,582	22,095	182,677	0.67
BOA	Italy Republic bond, 1.000%, due 06/20/17	EUR	1,000	06/20/17	1.000	116,023	15,782	131,805	0.67
BOA	Lloyds TSB Bank PLC, 3.375%, due 04/15/20	EUR	3,600	09/20/17	3.000	(18,707)	444,754	426,047	0.47
CITI	BP Capital Markets American bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	12,452	8,810	0.10
CSI	Citigroup Inc. bond, 1.000%, due 09/20/17	USD	8,100	09/20/14	1.000	18,559	35,962	54,521	0.17
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	43,581	19,107	0.10
DB	Lloyds TSB Bank PLC bond, 3.375%, due 04/15/20	EUR	2,900	09/20/17	3.000	(19,120)	358,274	339,154	0.47
MSCI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,807	67,686	85,493	0.36
						338,217	1,067,953	1,406,170

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Centrally cleared credit default swap agreements—sell protection20

Referenced obligations[19]	Notional amount (000)		Termination date	Payments received by the Portfolio[17] (%)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[21]
Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	700	06/20/19	1.000	6,484	5,806	0.84
Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	4,600	06/20/19	1.000	42,608	34,684	0.84
BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	74,710	56,301	0.10
Citigroup Inc. bond, 5.250%, due 03/15/18	USD	1,600	03/20/15	5.000	74,136	16,739	0.48
Finmeccanica Finance bond, 5.750%, due 12/12/18	EUR	500	03/20/19	5.000	97,164	22,079	2.09
Finmeccanica Finance bond, 5.750%, due 12/12/18	EUR	6,100	03/20/19	5.000	1,185,402	350,187	2.09
Bank Of America Corp. bond, 5.650%, due 05/01/18	USD	500	06/20/19	1.000	8,560	(151)	0.68
Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	100	03/20/19	0.455	1,042	600	0.80
Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	800	06/20/19	1.000	7,410	5,861	0.84
Ford Motor Co. bond, 6.500%, due 08/01/18	USD	100	03/20/19	5.000	19,512	1,397	0.98
					1,517,028	493,503

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Payments received by the Portfolio[17](%)	Value($)	Unrealized appreciation (depreciation) ($)
AUD	91,000	06/18/19	6 Month AUD LIBOR	4.000	1,477,647	1,622,560
EUR	28,600	08/08/23	6 Month EUR EURIBOR	2.923	(995,151)	(995,151)
EUR	4,900	09/17/24	6 Month EUR EURIBOR	2.000	(119,518)	(141,240)
JPY	1,300,000	09/18/23	6 Month JPY LIBOR	1.000	(320,706)	(307,570)
USD	51,800	03/21/23	3 Months USD LIBOR	3.000	(1,591,014)	(674,384)
USD	16,900	04/16/24	3 Months USD LIBOR	2.800	(96,336)	(96,336)
					(1,645,078)	(592,121)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	360,348,506	—	360,348,506
Government national mortgage association certificates	—	43,114	—	43,114
Federal home loan mortgage corporation certificates	—	66,825	1,297,276	1,364,101
Federal housing administration certificates	—	—	19,191	19,191
Federal national mortgage association certificates	—	38,167,079	43,158	38,210,237
Collateralized mortgage obligations	—	184,534,266	2,861,563	187,395,829
Asset-backed securities	—	52,430,601	—	52,430,601
Corporate notes	—	240,900,609	—	240,900,609
Loan assignments	—	4,974,711	—	4,974,711
Non-US government obligations	—	81,225,516	—	81,225,516
Municipal bonds and notes	—	16,234,609	—	16,234,609
Preferred stock	7,622,528	—	—	7,622,528
Short-term non-US government obligations	—	4,246,918	—	4,246,918
Short-term US government obligation	—	310,982	—	310,982
Repurchase agreement	—	2,095,000	—	2,095,000
Options purchased	7,812	—	—	7,812
Investments of cash collateral from securities loaned	—	305,550	—	305,550
Futures contracts	443,754	—	—	443,754
Forward foreign currency contracts	—	348,830	—	348,830
Swap agreements	—	4,062,628	—	4,062,628
Total	8,074,094	990,295,744	4,221,188	1,002,591,026

Liabilities

Investments sold short	—	(536,797)	—	(536,797)
Written options	(38,281)	—	—	(38,281)
Written swaptions	—	(166,240)	—	(166,240)
Futures contracts	(1,444,770)	—	—	(1,444,770)
Forward foreign currency contracts	—	(3,839,840)	—	(3,839,840)
Swap agreements	—	(4,816,271)	—	(4,816,271)
Total	(1,483,051)	(9,359,148)	—	(10,842,199)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	$1,407,434	$21,003	$53,945	$115,797	1,598,179
Purchases	—	—	—	—	—
Sales	(47,124)	(1,812)	(11,038)	(47,373)	(107,347)
Accrued discounts/(premiums)	—	(6)	—	—	(6)
Total realized gain/(loss)	(29)	(99)	—	—	(128)
Net change in unrealized appreciation/depreciation	(63,005)	105	251	(2,434)	(65,083)
Transfers into Level 3	—	—	—	2,795,573	2,795,573
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,297,276	19,191	43,158	2,861,563	4,221,188

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014, was $(56,921).

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

††	Amount represents less than 0.005%.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 10.70% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Illiquid investment of April 30, 2014.
7	Step bond that converts to the noted fixed rate at a designated future date.
8

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2014, the value of this security amounted to 1.39% of net assets.

9	Perpetual investment. Date shown reflects the next call date.
10	Bond interest in default.
11	Security, or portion thereof, was on loan at April 30, 2014.
12	Zero coupon bond. The rate shown represents annualized yield at the date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14	Rates shown are the discount rates at date of purchase.
15

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	3,121,965	174,555,023	177,371,438	305,550	316

16	Includes $299,684 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $305,550.
17	Payments made or received are based on the notional amount.
18

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
20

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

21

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.97%
Alabama—0.55%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,180,257

Alaska—0.56%
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,195,080

Arizona—0.44%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,723,320

California—13.79%
California State
5.000%, due 08/01/19	3,000,000	3,357,150
5.000%, due 09/01/23	1,000,000	1,189,790
5.000%, due 12/01/24	2,000,000	2,391,460
5.000%, due 09/01/25	1,725,000	1,982,215
5.250%, due 10/01/20	1,000,000	1,176,220
5.500%, due 04/01/21	3,000,000	3,567,000
California State Department of Water Resources Power Supply Revenue
Series H (AGM Insured)
5.000%, due 05/01/22	1,400,000	1,621,186
Series L
5.000%, due 05/01/17	1,000,000	1,130,970
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,559,800
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,036,597
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,521,010
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,731,750
Los Angeles Department of Airports (Los Angeles International Airport), Series A
5.000%, due 05/15/32[1]	2,000,000	2,207,940
Los Angeles Department of Water & Power Revenue Power Systems—Series B
5.000%, due 07/01/25	5,000,000	5,820,700

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
North Natomas Community Facilities District No. 4 Special Tax Series E
5.000%, due 09/01/19	1,385,000	1,572,903
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A,
5.000%, due 07/01/28	1,845,000	2,079,186
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,118,060
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,879,975
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,181,827
Stockton Unified School District
5.000%, due 07/01/23	1,270,000	1,443,939
University of California Revenue
Series AF
5.000%, due 05/15/24	2,500,000	3,020,800
Series Q
5.250%, due 05/15/23	2,500,000	2,849,225
		54,439,703
Colorado—3.19%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,608,165
Denver City & County Airport Revenue
Series A
5.500%, due 11/15/19[1]	2,500,000	2,964,050
Subseries A
5.500%, due 11/15/26[1]	7,000,000	8,038,590
		12,610,805
District of Columbia—0.59%
Metropolitan Washington, Airport Authority Airport System Revenue, Series A
5.000%, due 10/01/22[1]	2,000,000	2,348,440

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—6.87%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,297,980
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,301,460
Citizens Property Insurance Corp. Senior Secured High Risk Account
5.500%, due 06/01/17	2,835,000	3,221,552
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/16	1,500,000	1,643,745
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,099,490
Series E
5.000%, due 07/01/19	1,000,000	1,178,900
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,820,050
5.250%, due 10/01/21	2,000,000	2,238,740
Florida Turnpike Authority Revenue Series A
5.000%, due 07/01/25	3,000,000	3,557,100
JEA Electric System Revenue, Series A
5.000%, due 10/01/24	1,200,000	1,420,764
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,271,480
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,012,847
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,063,040
		27,127,148
Georgia—1.56%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,444,660
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,069,672

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000%, due 09/01/16	1,500,000	1,659,765
		6,174,097
Illinois—14.09%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,141,850
Chicago O’Hare International Airport Revenue, Series A
5.000%, due 01/01/23[1]	1,150,000	1,298,913
Chicago O’Hare International Airport Revenue Refunding General Senior Lien Series A
5.000%, due 01/01/18[1]	2,000,000	2,253,560
Chicago Refunding
Series A
5.000%, due 01/01/26	1,560,000	1,671,072
Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,569,250
Series B (AGM Insured)
5.000%, due 01/01/26	3,500,000	3,564,330
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,991,343
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,277,560
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,345,090
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,733,093
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	420,000	466,675
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,292,316

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,407,850
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,126,421
6.000%, due 06/01/28	2,500,000	2,901,050
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,532,140
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,147,200
State of Illinois, Series A
5.500%, due 07/01/26	3,740,000	4,259,224
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,520,000
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,118,540
		55,617,477
Indiana—2.51%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	3,500,000	3,718,750
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,360,131
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.000%, due 01/01/22[1]	2,450,000	2,631,447
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,199,840
		9,910,168
Kentucky—0.60%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,360,394

Louisiana—2.86%
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,003,408

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—(concluded)
State of Louisiana State Highway Improvement Revenue, Series A
5.000%, due 06/15/29	3,500,000	4,057,480
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,231,440
		11,292,328
Massachusetts—5.78%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A,
5.000%, due 06/15/23	2,500,000	3,009,000
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,221,310
Massachusetts Educational Financing Authority, (AMT), Series K
5.000%, due 07/01/22[1]	2,500,000	2,786,000
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,283,870
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,124,160
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,893,525
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	1,000,000	1,004,510
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Series B
5.000%, due 08/15/28	3,000,000	3,459,750

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Series B
5.000%, due 08/01/22	5,000,000	6,057,500
		22,839,625
Michigan—2.88%
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,542,775
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,593,360
University of Michigan, Series D-1,
0.050%, due 12/01/24[2]	2,000,000	2,000,000
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,642,800
Series D
5.000%, due 12/01/17	510,000	571,894
		11,350,829
Missouri—3.13%
City of Kansas City, Missouri Airport Revenue Series A
5.000%, due 09/01/23[1]	5,000,000	5,620,000
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care Series A
5.000%, due 06/01/27[3]	1,500,000	1,701,495
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,210,920
5.000%, due 11/15/17	2,500,000	2,832,625
		12,365,040
Nebraska—1.16%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,580,177

Nevada—1.21%
Las Vegas Valley Water District Refunding & Improvement, Series A
5.000%, due 02/01/17	1,500,000	1,671,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nevada—(concluded)
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,112,884
		4,784,184
New Jersey—2.01%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,124,050
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,718,940
New Jersey State Higher Education Assistance Authority Revenue, Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,116,850
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,801,575
Rutgers State University Revenue, Series J
5.000%, due 05/01/19	1,860,000	2,173,001
		7,934,416
New York—10.25%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1
5.000%, due 11/15/29	2,500,000	2,841,050
Metropolitan Transportation Authority Revenue Transportation
Series B
5.000%, due 11/15/27	2,090,000	2,375,787
Series D
5.000%, due 11/15/23	1,400,000	1,566,866
Series G
5.000%, due 11/15/18	2,500,000	2,908,475
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	3,938,795
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,848,800
New York City
Series B
5.000%, due 08/01/17	1,750,000	1,985,182

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Series E
5.000%, due 08/01/24	3,065,000	3,581,851
Series H
5.000%, due 08/01/25	2,990,000	3,511,845
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series B
5.000%, due 02/01/23	2,500,000	2,939,600
Subseries I
5.000%, due 05/01/23	2,435,000	2,932,519
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,701,408
New York State Thruway Authority General Revenue Junior Indebtedne, Series A
5.000%, due 05/01/19	3,000,000	3,473,460
New York State Thruway Authority General Revenue—Series I,
5.000%, due 01/01/20	1,500,000	1,760,220
Tobacco Settlement Funding Corp., (Asset-Backed Revenue Bonds), Series B
5.000%, due 06/01/20	1,000,000	1,083,590
		40,449,448
North Carolina—1.47%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,121,450
University of North Carolina Chapel Hill Revenue, Series A
5.000%, due 12/01/27	2,160,000	2,509,531
Wake County Industrial Facilities & Pollution Control Financing Authority Series E
0.105%, due 10/01/22[2]	2,375,000	2,170,156
		5,801,137
Ohio—1.84%
American Municipal Power, Inc.
5.250%, due 02/15/25	2,000,000	2,214,720
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,452,070

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Air Quality Development Authority Revenue Refunding (Cincinnati Gas Electric), Series A2, (AMBAC Insured)
0.303%, due 09/01/37[2]	1,750,000	1,579,375
		7,246,165
Pennsylvania—2.57%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,106,810
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series B
5.000%, due 01/01/22	1,750,000	1,974,892
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,261,300
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,311,506
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,130,170
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,366,140
		10,150,818
Rhode Island—1.08%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,247,495

South Carolina—1.31%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,856,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,320,520
		5,176,820
Tennessee—1.49%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,896,700

Texas—6.19%
City of Brownsville, Texas Utilities System Revenue Series A
5.000%, due 09/01/28	2,225,000	2,494,403
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,973,100
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,241,160
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,829,603
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,426,200
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,256,920
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,262,400
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,015,153
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,593,115
5.000%, due 09/01/22	1,400,000	1,538,180
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,449,740
University of Texas University Revenues Refunding Financing System Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	218,199

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,152,360
		24,450,533
Utah—0.45%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A
5.000%, due 07/01/17	1,500,000	1,698,270
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	95,000	95,308
		1,793,578
Washington—6.69%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,734,675
Energy Northwest Electric Revenue Refunding (Columbia Generating), Series A
5.000%, due 07/01/19	2,500,000	2,950,000
Energy Northwest Electric Revenue Refunding (Project 1), Series A
5.000%, due 07/01/17	3,500,000	3,970,890
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,191,660
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	598,815
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,077,380
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	2,944,775
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,046,260
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,429,000
Washington State Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,415,867

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
5.000%, due 07/01/20	2,625,000	3,037,519
		26,396,841
Wisconsin—1.85%
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,105,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,166,350
WPPI Energy Power Supply Revenue, Series A
5.000%, due 07/01/32	2,760,000	3,029,956
		7,301,306
Total municipal bonds and notes (cost—$373,872,949)		390,744,329

Tax-free money market fund—0.06%
State Street Global Advisors Tax Free Money Market Fund (cost—$235,677)	235,677	235,677
Total investments (cost—$374,108,626)—99.03%		390,980,006
Other assets in excess of liabilities—0.97%		3,835,390
Net assets—100.00%		394,815,396

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,295,971
Gross unrealized depreciation	(1,424,591)
Net unrealized appreciation	$16,871,380

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	388,574,173	2,170,156	390,744,329
Tax-free money market fund	—	235,677	—	235,677
Total	—	388,809,850	2,170,156	390,980,006

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

Municipal bonds and notes ($)
Beginning balance	2,161,250
Purchases	—
Sales	—
Accrued discounts/(premiums)	14,389
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(5,483)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,170,156

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2014, was $(5,483).

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.
3	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—95.20%
Australia—1.93%
Australia & New Zealand Banking Group Ltd.
5.125%, due 09/10/19[1]	EUR	1,800,000	2,902,364
Commonwealth Bank of Australia
3.000%, due 05/03/22[1]	EUR	2,900,000	4,405,737
Westpac Banking Corp.
3.625%, due 02/28/23[1,2]	USD	1,750,000	1,795,192
5.000%, due 10/21/19[1]	GBP	1,150,000	2,178,390
			11,281,683
Belgium—1.94%
Anheuser-Busch InBev SA
6.500%, due 06/23/17[1]	GBP	2,100,000	4,042,722
Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	4,400,000	7,320,138
			11,362,860
Brazil—1.64%
Banco do Brasil SA
3.875%, due 10/10/22	USD	1,000,000	926,250
Brazil Notas do Tesouro Nacional Serie F
10.000%, due 01/01/23	BRL	19,050,000	7,482,206
Notas do Tesouro Nacional Serie F
10.000%, due 01/01/21	BRL	3,000,000	1,206,372
			9,614,828
Canada—1.34%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,760,000	4,901,396
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	2,169,309
Precision Drilling Corp.
6.625%, due 11/15/20	USD	704,000	756,800
			7,827,505
Chile—0.28%
Banco Santander Chile
3.875%, due 09/20/22[3]	USD	1,650,000	1,621,125

Denmark—0.46%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,674,238

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Dominican Republic—0.22%
Dominican Republic International Bond
5.875%, due 04/18/24[3]	USD	1,300,000	1,296,750

Finland—0.53%
Finland Government Bond
3.500%, due 04/15/21[1,3]	EUR	1,950,000	3,115,027

France—7.12%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[3]	USD	6,600,000	6,753,582
BNP Paribas SA
2.375%, due 09/14/17	USD	2,550,000	2,619,954
BPCE SA
4.625%, due 07/30/15[2,4]	EUR	1,100,000	1,559,963
France Government Bond OAT
2.250%, due 05/25/24	EUR	6,550,000	9,316,334
3.250%, due 10/25/21	EUR	5,200,000	8,154,229
4.750%, due 04/25/35	EUR	3,300,000	6,041,142
GDF Suez
2.750%, due 10/18/17	EUR	1,800,000	2,652,314
Republic of France
4.000%, due 04/25/55	EUR	450,000	766,306
Societe Generale SA
2.750%, due 10/12/17	USD	2,800,000	2,894,500
5.200%, due 04/15/21[1]	USD	800,000	894,576
			41,652,900
Germany—5.21%
Bundesrepublik Deutschland
1.500%, due 02/15/23	EUR	12,800,000	18,036,695
5.500%, due 01/04/31	EUR	3,450,000	7,032,975
Deutsche Bank AG
1.047%, due 03/09/17[2]	EUR	2,250,000	3,107,801
Trionista Holdco GmbH
5.000%, due 04/30/20[1]	EUR	800,000	1,159,824
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.500%, due 03/15/19[1]	EUR	750,000	1,121,152
			30,458,447
Indonesia—0.75%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	3,600,000	3,249,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Indonesia—(concluded)
Perusahaan Listrik Negara PT
5.500%, due 11/22/21[1]	USD	1,150,000	1,162,938
			4,411,938
Ireland—1.08%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, due 10/15/17[1]	EUR	750,000	1,098,729
German Residential Funding PLC
1.439%, due 08/27/24[1,2]	EUR	1,985,002	2,793,553
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149%, due 03/06/17[3]	USD	400,000	380,000
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[1]	EUR	1,350,000	2,040,218
			6,312,500
Italy—7.78%
Assicurazioni Generali SpA
2.875%, due 01/14/20[1]	EUR	100,000	145,119
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[1]	EUR	7,200,000	11,321,436
4.750%, due 09/01/21	EUR	9,050,000	14,430,074
Intesa Sanpaolo SpA
4.375%, due 10/15/19[1]	EUR	1,200,000	1,867,464
Italy Buoni Poliennali Del Tesoro
4.500%, due 03/01/24	EUR	2,550,000	3,967,718
4.750%, due 09/15/16	EUR	7,050,000	10,644,987
5.000%, due 09/01/40[1]	EUR	750,000	1,201,032
UniCredit SpA
3.375%, due 01/11/18[1]	EUR	1,300,000	1,917,860
			45,495,690
Japan—8.93%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	5,680,095
Government of Japan
2.200%, due 09/20/26	JPY	1,016,100,000	11,550,990
2.300%, due 06/20/35	JPY	1,177,000,000	13,061,160
2.300%, due 12/20/36	JPY	480,000,000	5,312,170
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	882,600,000	9,242,968

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Japan—(concluded)
Mizuho Bank Ltd.
1.300%, due 04/16/17[3]	USD	2,300,000	2,297,111
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,576,249
The Bank of Tokyo-Mitsubishi UFJ Ltd.
3.750%, due 03/10/24[3]	USD	2,500,000	2,531,245
			52,251,988
Liberia—0.06%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	357,000

Luxembourg—0.64%
HeidelbergCement Finance Luxembourg SA
7.500%, due 04/03/20	EUR	700,000	1,204,204
KION Finance SA
6.750%, due 02/15/20[1]	EUR	950,000	1,449,121
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, due 02/01/19	USD	1,050,000	1,118,250
			3,771,575
Malaysia—0.57%
Malaysia Government Bond, Series 0111
4.160%, due 07/15/21	MYR	5,800,000	1,795,993
Petronas Capital Ltd.
5.250%, due 08/12/19[1]	USD	1,400,000	1,563,647
			3,359,640
Mexico—4.66%
BBVA Bancomer SA/Texas
6.500%, due 03/10/21[1]	USD	350,000	385,000
6.750%, due 09/30/22[1]	USD	700,000	777,910
Cemex SAB de CV
5.875%, due 03/25/19[1]	USD	1,350,000	1,386,450
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,863,355
6.500%, due 06/09/22	MXN	157,500,000	12,432,199
8.000%, due 12/07/23	MXN	77,650,000	6,725,468

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Mexico—(concluded)
8.500%, due 05/31/29	MXN	19,200,000	1,707,666
			27,278,048
Netherlands—4.81%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[1]	USD	4,000,000	4,295,800
6.375%, due 04/27/21[1]	EUR	1,100,000	1,830,965
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[3]	USD	2,650,000	2,719,592
Heineken N.V.
2.125%, due 08/04/20[1]	EUR	800,000	1,135,265
ING Bank N.V.
3.750%, due 03/07/17[3]	USD	3,150,000	3,351,329
6.125%, due 05/29/23[2]	EUR	1,450,000	2,280,695
Linde Finance BV
3.125%, due 12/12/18	EUR	1,050,000	1,589,278
Lukoil International Finance BV
6.125%, due 11/09/20[1]	USD	2,550,000	2,556,375
Netherlands Government Bond
4.000%, due 01/15/37[1]	EUR	1,900,000	3,372,655
Rabobank
3.875%, due 02/08/22	USD	3,700,000	3,870,833
UPC Holding BV
6.750%, due 03/15/23[3]	EUR	750,000	1,128,976
			28,131,763
New Zealand—2.39%
New Zealand Government Bond
3.000%, due 04/15/20	NZD	8,900,000	7,170,182
5.500%, due 04/15/23	NZD	7,350,000	6,839,615
			14,009,797
Norway—5.21%
DnB Bank ASA
4.375%, due 02/24/21[1]	EUR	1,750,000	2,842,749
Norway Government Bond
2.000%, due 05/24/23	NOK	99,550,000	15,803,535
3.750%, due 05/25/21	NOK	64,850,000	11,812,010
			30,458,294
Russia—1.00%
Russian Foreign Bond
4.500%, due 04/04/22[1]	USD	5,000,000	4,762,500

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Russia—(concluded)
5.000%, due 04/29/20[1]	USD	1,100,000	1,113,750
			5,876,250
Singapore—1.04%
DBS Bank Ltd.
5.000%, due 11/15/19[2,3]	USD	2,400,000	2,438,339
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[1,2]	USD	2,300,000	2,328,161
United Overseas Bank Ltd.
5.375%, due 09/03/19[2,3]	USD	1,300,000	1,314,040
			6,080,540
South Korea—1.45%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	7,924,710,000	8,477,557

Spain—3.27%
Spain Government Bond
4.250%, due 10/31/16	EUR	3,200,000	4,803,159
4.400%, due 10/31/23[1,3]	EUR	2,250,000	3,493,436
5.850%, due 01/31/22	EUR	6,350,000	10,838,358
			19,134,953
Sweden—3.37%
Cyfrowy Polsat Finance AB
7.125%, due 05/20/18[1]	EUR	950,000	1,387,835
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	3,157,772
4.250%, due 03/12/19	SEK	14,830,000	2,599,531
Nordea Bank AB
3.125%, due 03/20/17[3]	USD	5,200,000	5,469,048
Swedbank AB
2.125%, due 09/29/17[3]	USD	2,700,000	2,743,697
Vattenfall AB
6.250%, due 03/17/21[1]	EUR	2,450,000	4,344,609
			19,702,492
United Kingdom—13.09%
Abbey National Treasury Services PLC
5.750%, due 03/02/26[1]	GBP	1,500,000	3,059,318
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,392,060

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
Arkle Master Issuer PLC
4.681%, due 02/17/17[1]	GBP	700,000	1,272,905
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,184,757
BAT International Finance PLC
3.250%, due 06/07/22[3,5]	USD	1,350,000	1,331,270
Coventry Building Society
2.250%, due 12/04/17[1]	EUR	2,100,000	3,015,054
HSBC Holdings PLC
4.250%, due 03/14/24	USD	2,700,000	2,728,574
6.250%, due 03/19/18	EUR	2,100,000	3,405,915
Lloyds TSB Bank PLC
4.875%, due 03/30/27[1]	GBP	500,000	938,686
5.125%, due 03/07/25	GBP	650,000	1,248,920
6.500%, due 03/24/20[1]	EUR	1,400,000	2,341,864
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	6,303,203
Phones4u Finance PLC
9.500%, due 04/01/18[1]	GBP	850,000	1,498,142
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,582,183
Royal Bank of Scotland PLC
5.625%, due 08/24/20	USD	500,000	567,750
6.125%, due 01/11/21	USD	1,500,000	1,760,289
Silverstone Master Issuer PLC
5.063%, due 10/21/16[1]	GBP	1,300,000	2,375,910
United Kingdom Gilt
4.500%, due 09/07/34[1]	GBP	6,100,000	12,072,145
United Kingdom Gilt Inflation Linked
0.750%, due 03/22/34[1]	GBP	2,746,894	5,362,286
1.875%, due 11/22/22[1]	GBP	9,898,518	20,305,869
United Kingdom Treasury Bonds
4.250%, due 12/07/55[1]	GBP	1,420,000	2,854,889
			76,601,989
United States—14.06%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[3]	USD	2,350,000	2,421,534
American Express Credit Corp.
2.375%, due 03/24/17	USD	2,600,000	2,693,639
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,279,330
Ball Corp.
6.750%, due 09/15/20	USD	1,050,000	1,126,125

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,856,680
Caterpillar Financial Services Corp.
1.000%, due 03/03/17	USD	1,700,000	1,701,722
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	1,023,625
CenturyLink, Inc.
5.800%, due 03/15/22	USD	1,000,000	1,025,000
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	USD	950,000	1,040,250
Cisco Systems, Inc.
1.100%, due 03/03/17	USD	2,800,000	2,807,504
Citigroup, Inc.
6.125%, due 05/15/18	USD	700,000	806,200
Comcast Corp.
3.600%, due 03/01/24	USD	350,000	354,979
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[3]	USD	1,000,000	1,023,409
Continental Resources, Inc.
5.000%, due 09/15/22	USD	750,000	793,125
Daimler Finance North America LLC
1.125%, due 03/10/17[3]	USD	2,850,000	2,846,925
DTE Energy Co.
3.850%, due 12/01/23	USD	2,800,000	2,886,498
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	553,442
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, due 06/01/19	USD	1,050,000	1,134,000
First Data Corp.
7.375%, due 06/15/19[3]	USD	950,000	1,018,875
Florida Power & Light Co.
2.750%, due 06/01/23	USD	1,150,000	1,120,350
Ford Motor Credit Co. LLC
5.000%, due 05/15/18	USD	1,500,000	1,665,274
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,130,000
General Electric Capital Corp.
6.000%, due 08/07/19	USD	2,250,000	2,654,842
Gilead Sciences, Inc.
3.700%, due 04/01/24	USD	1,300,000	1,319,218

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Hawk Acquisition Sub, Inc.
4.250%, due 10/15/20[3]	USD	1,000,000	985,500
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[3]	USD	1,950,000	1,965,111
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,307,625
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[1]	USD	750,000	806,040
JPMorgan Chase & Co.
1.350%, due 02/15/17	USD	2,700,000	2,704,871
4.250%, due 10/15/20	USD	5,100,000	5,483,148
Lamar Media Corp.
5.875%, due 02/01/22	USD	1,000,000	1,067,500
Morgan Stanley
5.500%, due 07/28/21	USD	2,400,000	2,715,991
New York Life Global Funding
1.650%, due 05/15/17[3]	USD	2,700,000	2,735,734
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,488,688
Peabody Energy Corp.
6.250%, due 11/15/21[5]	USD	1,350,000	1,370,250
Philip Morris International, Inc.
1.750%, due 03/19/20	EUR	1,400,000	1,962,625
PNC Funding Corp.
5.125%, due 02/08/20	USD	2,550,000	2,886,258
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19	USD	1,000,000	1,097,500
Roche Holdings, Inc.
6.500%, due 03/04/21[1]	EUR	2,000,000	3,647,269
SESI LLC
7.125%, due 12/15/21	USD	1,000,000	1,125,000
SLM Corp., Series MTN
5.500%, due 01/15/19	USD	1,150,000	1,217,562
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	USD	2,350,000	2,681,329
UnitedHealth Group, Inc.
2.750%, due 02/15/23	USD	1,500,000	1,437,781
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	800,000	1,136,830
3.650%, due 09/14/18	USD	1,600,000	1,708,210
4.150%, due 03/15/24	USD	1,450,000	1,485,634

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	USD	900,000	994,590
			82,293,592
Uruguay—0.37%
Uruguay Government International Bond
4.500%, due 08/14/24	USD	2,100,000	2,163,000
Total long-term global debt securities (cost—$537,930,283)			557,073,969

US government obligation—1.04%
US Treasury Inflation Indexed Bonds
0.125%, due 01/15/23 (cost—$6,666,657)	USD	6,203,883	6,065,748

Repurchase agreement—1.02%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $5,895,261 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $679,858 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$6,114,977); proceeds: $5,995,000 (cost—$5,995,000)		5,995,000	5,995,000

	Number of shares
Investment of cash collateral from securities loaned—0.38%
Money market fund—0.38%
UBS Private Money Market Fund LLC [6] (cost—$2,236,840)	2,236,840	2,236,840
Total investments (cost—$552,828,780) [7]—97.64%		571,371,557
Other assets in excess of liabilities—2.36%		13,806,062
Net assets—100.00%		585,177,619

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,914,790
Gross unrealized depreciation	(11,372,013)
Net unrealized appreciation	$18,542,777

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
73	AUD	Australian Treasury Bond 10 Year Futures	June 2014	7,758,780	7,906,277	147,497
136	CAD	Canada Government Bond 10 Year Futures	June 2014	16,069,568	16,229,040	159,472
87	EUR	German Euro BOBL Futures	June 2014	15,119,886	15,171,606	51,720
67	EUR	German Euro Buxl 30 Year Futures	June 2014	11,961,764	12,203,185	241,421
472	EUR	German Euro Schatz Futures	June 2014	72,325,562	72,290,676	(34,886)
24	JPY	Japan Government Bond 10 Year Futures	June 2014	34,013,862	34,048,762	34,900
				157,249,422	157,849,546	600,124

				Proceeds($)
Interest rate futures sell contracts:
6	EUR	German Euro Bund Futures	June 2014	1,198,717	1,202,471	(3,754)
162	GBP	United Kingdom Long Gilt Bond Futures	June 2014	29,758,736	30,180,236	(421,500)
US Treasury futures sell contracts:
4	USD	US Long Bond Futures	June 2014	528,461	539,750	(11,289)
38	USD	US Treasury Note 2 Year Futures	June 2014	8,339,143	8,355,250	(16,107)
311	USD	US Treasury Note 5 Year Futures	June 2014	37,229,480	37,149,922	79,558
923	USD	US Treasury Note 10 Year Futures	June 2014	114,619,014	114,841,391	(222,377)
				191,673,551	192,269,020	(595,469)
						4,655

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CSI	EUR	16,910,255	AUD	25,336,635	06/12/14	13,462
CSI	EUR	835,020	CZK	22,900,000	07/03/14	(753)
CSI	EUR	9,329,443	JPY	1,334,772,673	06/12/14	117,111
CSI	EUR	1,364,767	PLN	5,716,190	07/03/14	(12,177)
CSI	MXN	107,359,756	USD	8,186,715	07/03/14	19,672
CSI	NZD	15,586,888	USD	13,291,407	06/12/14	(103,213)
CSI	USD	5,378,107	CAD	5,934,956	06/12/14	31,422
CSI	USD	4,107,190	CHF	3,629,278	06/12/14	17,777
DB	AUD	5,960,000	USD	5,549,237	06/12/14	27,917
DB	DKK	1,489,362	EUR	199,593	06/12/14	(4)
DB	JPY	599,190,000	USD	5,887,428	06/12/14	25,082
DB	MXN	57,323,601	USD	4,346,932	07/03/14	(13,774)
DB	NOK	163,471,135	EUR	19,802,681	06/12/14	11,936
DB	SEK	208,501,081	EUR	23,372,202	06/12/14	377,974
DB	USD	1,534,834	BRL	3,450,000	07/03/14	(13,880)
DB	USD	5,980,030	CAD	6,540,000	06/12/14	(19,023)
DB	USD	4,138,195	MXN	54,280,000	07/03/14	(9,021)
DB	USD	6,221,387	MYR	20,520,000	07/03/14	35,283
DB	USD	772,438	SGD	976,779	07/03/14	6,684
GSI	BRL	9,930,000	USD	4,330,005	07/03/14	(47,699)
GSI	EUR	50,589,591	USD	69,755,761	06/12/14	(423,286)
GSI	GBP	16,911,331	USD	28,140,793	06/12/14	(403,152)
GSI	JPY	631,670,000	USD	6,119,363	06/12/14	(60,761)
GSI	USD	5,806,836	CAD	6,337,000	06/12/14	(30,857)
JPMCB	CZK	6,400,000	EUR	233,398	07/03/14	252
JPMCB	EUR	21,383,802	SEK	194,073,613	06/12/14	163,027
JPMCB	KRW	3,650,000,000	USD	3,444,561	07/03/14	(77,124)
JPMCB	PLN	1,610,805	EUR	384,532	07/03/14	3,355
JPMCB	USD	1,161,971	THB	37,923,000	07/03/14	6,982
						(356,788)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	557,073,969	—	557,073,969
US government obligation	—	6,065,748	—	6,065,748
Repurchase agreement	—	5,995,000	—	5,995,000
Investment of cash collateral from securities loaned	—	2,236,840	—	2,236,840
Futures contracts	714,568	—	—	714,568
Forward foreign currency contracts	—	857,936	—	857,936
Total	714,568	572,229,493	—	572,944,061

Liabilities
Futures contracts	(709,913)	—	—	(709,913)
Forward foreign currency contracts	—	(1,214,724)	—	(1,214,724)
Total	(709,913)	(1,214,724)	—	(1,924,637)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Investments by type of Issuer

	Percentage of total investments(%)
	Long-term	Short-term
Government and other public issuers	57.16	—
Repurchase agreement	—	1.05
Banks and other financial institutions	23.43	—
Industrial	17.97	—
Investment of cash collateral from securities loaned	—	0.39
	98.56	1.44

Portfolio footnotes

1                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2014, the value of these securities amounted to 26.37% of net assets.

2                                         Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.

3                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.65% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                                         Perpetual investment.  Date shown reflects the next call date.

5                                         Security, or portion thereof, was on loan at April 30, 2014.

6                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	1,096,145	8,860,173	7,719,478	2,236,840	69

7                                         Includes $2,193,511 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,236,840.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—91.93%
Aerospace & defense—1.73%
Alliant Techsystems, Inc.
6.875%, due 09/15/20	1,650,000	1,794,375
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	546,250
Ducommun, Inc.
9.750%, due 07/15/18	635,000	708,025
Spirit AeroSystems, Inc.
5.250%, due 03/15/22[2]	3,000,000	3,041,250
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,704,000
		7,793,900
Agriculture—0.26%
Virgolino de Oliveira Finance Ltd.
11.750%, due 02/09/22[2]	1,610,000	1,163,225

Airlines—1.25%
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	595,920	649,553
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	576,798	660,434
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,650,997	1,898,646
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16[2]	1,200,000	1,287,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	459,746	528,708
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	555,975	622,692
		5,647,033
Auto & truck—2.57%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	200,000	219,000
8.250%, due 06/15/21	2,150,000	2,416,063
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,662,637
9.375%, due 03/01/20	644,000	829,473
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,921,533
8.875%, due 01/15/22	1,000,000	1,253,774

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
9.215%, due 09/15/21	282,000		369,313
Navistar International Corp.
8.250%, due 11/01/21[3]	2,867,000		2,917,172
			11,588,965
Automotive parts—0.99%
Gajah Tunggal Tbk PT
7.750%, due 02/06/18[2,3]	1,650,000		1,687,125
Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	400,000		433,000
7.000%, due 05/15/22	1,710,000		1,885,275
8.250%, due 08/15/20	420,000		464,625
			4,470,025
Banking-non-US—8.20%
Banco Continental SAECA
8.875%, due 10/15/17[2]	1,500,000		1,603,125
Banco do Brasil SA
5.875%, due 01/19/23[2,3]	1,900,000		1,922,895
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	1,350,000	3,011,649
BBVA International Preferred SAU
5.919%, due 04/18/17[3,5,6]		1,500,000	1,530,000
Belfius Funding NV
1.221%, due 02/09/17[6]	GBP	2,350,000	3,709,835
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[4,5,6]	EUR	2,150,000	3,236,339
HBOS Capital Funding LP
6.461%, due 11/30/18[5,6]	GBP	2,800,000	5,022,988
HBOS PLC
5.125%, due 10/14/15[5,6]	EUR	1,250,000	1,728,984
ICICI Bank Ltd.
6.375%, due 04/30/22[4,6]		3,565,000	3,573,913
National Capital Trust I
5.620%, due 12/17/18[4,5,6]	GBP	1,500,000	2,659,229
Royal Bank of Scotland PLC
9.500%, due 03/16/22[4,6]	2,750,000		3,217,500
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[4]	4,400,000		3,795,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
UT2 Funding PLC
5.321%, due 06/30/16[7]	EUR	1,400,000	2,058,826
			37,070,283
Banking-US—2.95%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	2,905,000	4,090,704
Commerzbank Capital Funding Trust
5.905%, due 04/12/18[5]	GBP	800,000	1,350,719
Dresdner Funding Trust I
8.151%, due 06/30/31[2]		1,600,000	1,856,000
Mellon Capital III
6.369%, due 09/05/66[6]	GBP	1,850,000	3,243,482
Wachovia Capital Trust III
5.570%, due 06/02/14[5,6]	750,000		721,875
Wells Fargo & Co.
5.900%, due 06/15/24[5,6]	1,430,000		1,464,463
Wells Fargo & Co., Series K
7.980%, due 03/15/18[5,6]	525,000		595,875
			13,323,118
Beverages—0.06%
Constellation Brands, Inc.
7.250%, due 05/15/17	225,000		259,313

Broadcast—0.40%
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	127,000		135,890
7.625%, due 03/15/20	1,561,000		1,681,978
			1,817,868
Building & construction—2.07%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,630,000		1,797,075
K. Hovnanian Enterprises, Inc.
6.250%, due 01/15/16	315,000		328,388
7.250%, due 10/15/20[2]	1,240,000		1,342,300
KB Home
7.500%, due 09/15/22[3]	1,485,000		1,626,075
Pulte Group, Inc.
6.375%, due 05/15/33	567,000		558,495
7.875%, due 06/15/32	870,000		963,525

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19	1,045,000		1,146,887
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000		1,610,700
			9,373,445
Building materials—0.24%
Interface, Inc.
7.625%, due 12/01/18	1,017,000		1,079,291

Building products—0.94%
Associated Materials LLC
9.125%, due 11/01/17	1,810,000		1,900,500
USG Corp.
5.875%, due 11/01/21[2]	1,235,000		1,312,187
8.375%, due 10/15/18[2]	210,000		223,650
9.750%, due 01/15/18[7]	690,000		831,450
			4,267,787
Building products-cement—0.88%
Hanson Ltd.
6.125%, due 08/15/16	600,000		657,750
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	679,515
Texas Industries, Inc.
9.250%, due 08/15/20	2,305,000		2,639,225
			3,976,490
Cable—0.66%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 01/15/24	1,250,000		1,260,937
Dish DBS Corp.
5.875%, due 07/15/22	730,000		787,488
6.750%, due 06/01/21	835,000		943,550
			2,991,975
Car rental—0.98%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	170,000		171,700
8.250%, due 01/15/19	819,000		872,235
Hertz Corp.
5.875%, due 10/15/20	450,000		477,000
6.250%, due 10/15/22[3]	1,500,000		1,605,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—(continued)
Car rental—(concluded)
6.750%, due 04/15/19	300,000	321,750
7.375%, due 01/15/21	885,000	974,606
		4,422,291
Chemicals—1.08%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	2,780,000	2,894,675
Huntsman International LLC
8.625%, due 03/15/20	1,115,000	1,220,925
Momentive Performance Materials, Inc.
10.000%, due 10/15/20[3]	720,000	775,800
		4,891,400
Coal—0.76%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[3]	1,190,000	904,400
6.250%, due 06/01/21[3]	245,000	180,688
Arch Coal, Inc.
7.000%, due 06/15/19[3]	825,000	635,250
7.250%, due 10/01/20[3]	275,000	208,313
7.250%, due 06/15/21[3]	460,000	343,850
8.000%, due 01/15/19[2,3]	930,000	927,675
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.500%, due 12/15/19	235,000	253,212
		3,453,388
Commercial services—0.77%
Iron Mountain, Inc.
5.750%, due 08/15/24	545,000	538,187
6.000%, due 08/15/23	1,790,000	1,901,875
8.375%, due 08/15/21	1,000,000	1,055,000
		3,495,062
Computer software & services—0.89%
NCR Corp.
4.625%, due 02/15/21	1,870,000	1,884,025

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
Sungard Data Systems, Inc.
6.625%, due 11/01/19	2,025,000		2,121,187
			4,005,212
Consumer products—0.99%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]	1,800,000		1,962,000
Cosan Luxembourg SA
5.000%, due 03/14/23[2,3]	200,000		189,250
Service Corp. International/US
5.375%, due 05/15/24[2]	2,300,000		2,317,250
			4,468,500
Containers & packaging—1.38%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2]	1,350,000		1,407,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]	290,294		302,632
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		830,625
Rexam PLC
6.750%, due 06/29/67[4,6]	EUR	1,406,000	2,082,670
Sealed Air Corp.
5.250%, due 04/01/23[2]	425,000		429,250
8.125%, due 09/15/19[2]	1,075,000		1,195,937
			6,248,489
Diversified capital goods—0.25%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		451,675
8.750%, due 09/01/20	604,000		673,460
			1,125,135
Diversified financial services—2.46%
Ally Financial, Inc.
8.000%, due 11/01/31	405,000		497,137
8.000%, due 11/01/31	895,000		1,100,850
Bank of America Corp.
8.000%, due 01/30/18[5,6]	345,000		390,712
First Data Corp.
8.875%, due 08/15/20[2]	2,465,000		2,733,069
10.625%, due 06/15/21	1,945,000		2,205,144

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
GE Capital Trust III
6.500%, due 09/15/67[4,6]	GBP	1,750,000	3,144,692
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/2014[2,5,6]	1,000,000		1,022,350
			11,093,954
Diversified manufacturing—0.72%
Bombardier, Inc.
6.000%, due 06/30/14[2]	925,000		941,188
7.500%, due 03/15/18[2,3]	270,000		307,800
7.750%, due 03/15/20[2]	1,770,000		2,017,800
			3,266,788
Diversified operations—0.07%
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18	301,000		322,823

Electric utilities—0.45%
NRG Energy, Inc.
8.250%, due 09/01/20	1,835,000		2,025,381

Electric-generation—0.31%
Calpine Corp.
7.875%, due 07/31/20[2]	1,131,000		1,239,859
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	168,625		179,796
			1,419,655
Electronics—0.59%
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2]	1,875,000		1,893,750
6.000%, due 01/15/22[2]	757,000		791,065
			2,684,815
Finance-captive automotive—2.75%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2,3]	1,880,000		1,729,600
Credit Agricole SA
7.875%, due 01/23/24[2,3,5,6]	2,000,000		2,151,800
8.375%, due 10/13/19[2,5,6]	765,000		887,400
Ford Motor Credit Co. LLC
5.875%, due 08/02/21	750,000		869,385
8.125%, due 01/15/20	480,000		610,437

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
General Motors Financial Co., Inc.
3.250%, due 05/15/18	285,000		287,850
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, due 02/01/22[2]	485,000		492,275
6.000%, due 08/01/20[2]	3,130,000		3,302,150
Schaeffler Finance BV
4.750%, due 05/15/21[2]	2,020,000		2,073,025
			12,403,922
Finance-noncaptive consumer—0.39%
CIT Group, Inc.
5.000%, due 08/15/22	1,740,000		1,779,150

Finance-other—1.96%
BBVA Bancomer SA/Texas
6.750%, due 09/30/22[2]	1,550,000		1,722,515
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000		2,310,000
8.450%, due 06/15/18	600,000		707,250
Springleaf Finance Corp.
6.000%, due 06/01/20	3,490,000		3,533,625
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000		586,556
			8,859,946
Financial services—3.43%
Ageas Hybrid Financing SA
5.125%, due 06/20/16[4,5,6]	EUR	2,125,000	2,992,339
Assicurazioni Generali SpA
6.416%, due 02/28/22[5,6]	GBP	1,300,000	2,281,048
Banco de Bogota SA
5.375%, due 02/19/23[2]	2,200,000		2,240,700
Cemex Finance LLC
6.000%, due 04/01/24[2]	1,200,000		1,202,400
9.375%, due 10/12/22[2]	1,800,000		2,063,250
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[3,6]	1,450,000		1,504,375
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]	1,165,000		1,275,675

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

		Face amount[1] ($)	Value ($)
Corporate bonds—(continued)
Financial services—(concluded)
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[4]		2,000,000	1,916,900
			15,476,687
Food products—2.08%
ESAL GmbH
6.250%, due 02/05/23[2]		245,000	234,588
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]		1,685,000	1,841,098
Minerva Luxembourg SA
7.750%, due 01/31/23[2]		2,100,000	2,173,500
Premier Foods Finance PLC
6.500%, due 03/15/21[2]	GBP	1,300,000	2,250,011
Smithfield Foods, Inc.
6.625%, due 08/15/22		1,030,000	1,123,988
USJ Acucar e Alcool SA
9.875%, due 11/09/19[2,3]		1,800,000	1,757,250
			9,380,435
Food-wholesale—0.54%
Barry Callebaut Services N.V.
5.500%, due 06/15/23[2]		2,100,000	2,198,343
6.000%, due 07/13/17	EUR	140,000	219,312
			2,417,655
Gaming—3.76%
Caesars Entertainment Operating Co., Inc.
9.000%, due 02/15/20		2,700,000	2,355,750
9.000%, due 02/15/20[3]		4,590,000	3,999,037
Isle of Capri Casinos, Inc.
7.750%, due 03/15/19		575,000	615,250
8.875%, due 06/15/20		3,295,000	3,467,988
MGM Resorts International
6.750%, due 10/01/20		2,683,000	2,964,983
7.750%, due 03/15/22		740,000	858,770
Mohegan Tribal Gaming Authority
9.750%, due 09/01/21[3]		1,330,000	1,463,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,259,814
			16,984,592
Health care providers & services—4.80%
Alere, Inc.
6.500%, due 06/15/20	250,000		262,500
8.625%, due 10/01/18	1,655,000		1,770,850
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21[2]	1,805,000		1,841,100
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	2,535,000		2,683,931
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		412,450
HCA, Inc.
5.000%, due 03/15/24	3,295,000		3,270,288
7.500%, due 02/15/22	2,750,000		3,136,375
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, due 11/01/18	1,520,000		1,736,600
MPH Acquisition Holdings LLC
6.625%, due 04/01/22[2]	1,880,000		1,945,800
Tenet Healthcare Corp.
8.125%, due 04/01/22	1,645,000		1,825,950
Valeant Pharmaceuticals International, Inc.
5.625%, due 12/01/21[2]	1,000,000		1,040,000
7.500%, due 07/15/21[2]	1,595,000		1,778,425
			21,704,269
Hotels, restaurants & leisure—0.18%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%, due 10/01/20[2]	795,000		826,800

Insurance—4.40%
American International Group, Inc.
4.875%, due 03/15/67[6]	EUR	9,700,000	8,410,458
5.000%, due 04/26/23	GBP	750,000	1,389,847
Series A2
5.750%, due 03/15/67[6]	GBP	600,000	1,038,366
Aviva PLC
6.875%, due 05/22/38[6]	EUR	1,200,000	1,943,676

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		1,104,821
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	2,000,000		2,275,000
Lincoln National Corp.
7.000%, due 05/17/66[6]	1,555,000		1,613,624
Scottish Widows PLC
5.500%, due 06/16/23[4]	GBP	1,185,000	2,088,886
			19,864,678
Machinery—1.04%
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]	920,000		1,014,300
NCR Escrow Corp.
6.375%, due 12/15/23[2]	1,100,000		1,177,000
Sensata Technologies BV
4.875%, due 10/15/23[2]	1,835,000		1,798,300
Terex Corp.
6.000%, due 05/15/21	650,000		695,500
			4,685,100
Manufacturing-diversified—1.14%
Amsted Industries, Inc.
5.000%, due 03/15/22[2]	1,320,000		1,316,700
Kloeckner Pentaplast GmbH & Co. KG
11.625%, due 07/15/17[4]	EUR	1,050,000	1,660,657
Polypore International, Inc.
7.500%, due 11/15/17[3]	610,000		644,709
SPX Corp.
6.875%, due 09/01/17	390,000		442,650
WPE International Cooperatief UA
10.375%, due 09/30/20[2]	1,700,000		1,088,000
			5,152,716
Media—1.81%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	3,410,000		3,623,125
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	70,000		74,900
Unify Germany Holdings BV
10.750%, due 11/15/15[4]	EUR	748,000	1,058,492

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Lamar Media Corp.
5.875%, due 02/01/22	1,350,000		1,441,125
TVN Finance Corp. III AB
7.375%, due 12/15/20[2]	EUR	1,250,000	1,966,134
			8,163,776
Metals—2.06%
Aleris International, Inc.
6.000%, due 06/01/20[8,9]	13,347		11,295
7.625%, due 02/15/18	835,000		851,700
7.875%, due 11/01/20	1,730,000		1,742,975
Novelis, Inc.
8.375%, due 12/15/17	1,250,000		1,334,375
8.750%, due 12/15/20	1,215,000		1,354,725
Vedanta Resources PLC
7.125%, due 05/31/23[2,3]	2,200,000		2,178,000
8.250%, due 06/07/21[2]	1,700,000		1,814,750
			9,287,820
Metals & mining—1.15%
ArcelorMittal
7.250%, due 03/01/41[3,7]	750,000		763,125
7.500%, due 10/15/39[7]	2,790,000		2,922,525
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]	525,000		553,875
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	963,468
			5,202,993
Oil & gas—9.88%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21	678,000		727,155
Berry Petroleum Co.
6.750%, due 11/01/20	2,320,000		2,450,500
Chesapeake Energy Corp.
5.375%, due 06/15/21	1,000,000		1,047,500
6.250%, due 01/15/17	EUR	515,000	782,361
6.625%, due 08/15/20	3,040,000		3,416,200
Concho Resources, Inc.
5.500%, due 10/01/22	270,000		283,163
5.500%, due 04/01/23	290,000		301,963
6.500%, due 01/15/22	300,000		328,500
7.000%, due 01/15/21	1,635,000		1,814,850
Denbury Resources, Inc.
4.625%, due 07/15/23	1,500,000		1,426,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Energy Transfer Equity LP
7.500%, due 10/15/20	1,650,000	1,901,625
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	2,105,000	2,426,012
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000	451,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	525,000	576,188
8.000%, due 02/15/20[2]	355,000	382,956
Kinder Morgan Inc.
5.000%, due 02/15/21[2]	3,370,000	3,370,182
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19[2]	800,000	827,000
6.500%, due 05/15/19	800,000	830,000
7.750%, due 02/01/21	500,000	535,000
8.625%, due 04/15/20	1,790,000	1,930,962
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.500%, due 02/15/23	645,000	669,188
6.500%, due 08/15/21	601,000	649,080
Pacific Rubiales Energy Corp.
5.125%, due 03/28/23[2]	2,300,000	2,208,115
Petroleos de Venezuela SA
12.750%, due 02/17/22[4]	3,375,000	3,303,787
Precision Drilling Corp.
6.500%, due 12/15/21	615,000	665,738
6.625%, due 11/15/20	855,000	919,125
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	1,230,000	1,245,375
Samson Investment Co.
9.750%, due 02/15/20[2]	1,835,000	1,935,925
Swift Energy Co.
7.125%, due 06/01/17[3]	500,000	505,000
8.875%, due 01/15/20	1,520,000	1,596,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23[2,3]	900,000	841,500
5.250%, due 05/01/23	1,465,000	1,465,000
7.875%, due 10/15/18	730,000	775,625
Whiting Petroleum Corp.
5.750%, due 03/15/21	1,925,000	2,064,562
		44,654,512
Oil services—1.52%
Basic Energy Services, Inc.
7.750%, due 02/15/19	1,320,000	1,412,400
7.750%, due 10/15/22	1,475,000	1,616,969

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—(continued)
Oil services—(concluded)
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21	1,950,000	1,964,625
Hornbeck Offshore Services, Inc.
5.000%, due 03/01/21	1,235,000	1,197,950
5.875%, due 04/01/20	650,000	676,000
		6,867,944
Packaging—1.17%
Reynolds Group Issuer
8.500%, due 05/15/18	1,765,000	1,844,425
9.875%, due 08/15/19	3,115,000	3,457,650
		5,302,075
Paper & forest products—0.36%
Domtar Corp.
9.500%, due 08/01/16	250,000	289,532
Norske Skogindustrier ASA
7.125%, due 10/15/33[2]	595,000	321,300
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000	1,000,000
		1,610,832
Pipelines—0.82%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.
4.750%, due 11/15/21	790,000	750,500
5.875%, due 08/01/23	1,195,000	1,180,062
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,700,000	1,778,625
		3,709,187
Rental auto/equipment—0.59%
United Rentals North America, Inc.
6.125%, due 06/15/23	670,000	720,250
7.375%, due 05/15/20	275,000	304,563
7.625%, due 04/15/22	270,000	303,750
8.375%, due 09/15/20[3]	1,220,000	1,352,675
		2,681,238
Retail—0.11%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	436,000	479,600

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(continued)
Steel—1.49%
AK Steel Corp.
7.625%, due 05/15/20[3]	1,350,000		1,353,375
8.375%, due 04/01/22[3]	400,000		415,000
APERAM
7.375%, due 04/01/16[2]	1,000,000		1,030,000
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	2,100,000		1,890,000
US Steel Corp.
7.000%, due 02/01/18[3]	1,170,000		1,298,700
7.500%, due 03/15/22[3]	700,000		766,500
			6,753,575
Telecom-integrated/services—1.10%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	1,088,000		1,226,720
Intelsat Luxembourg SA
7.750%, due 06/01/21	1,730,000		1,803,525
8.125%, due 06/01/23	1,860,000		1,953,000
			4,983,245
Telecommunication services—1.19%
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]	2,250,000		2,219,062
CommScope, Inc.
8.250%, due 01/15/19[2]	1,565,000		1,694,113
Satmex Escrow SA de C.V.
9.500%, due 05/15/17	1,400,000		1,484,000
			5,397,175
Telephone-integrated—1.78%
Frontier Communications Corp.
7.000%, due 11/01/25	500,000		500,000
7.125%, due 01/15/23	700,000		722,750
Sprint Capital Corp.
6.900%, due 05/01/19	4,625,000		5,075,937
8.750%, due 03/15/32	1,570,000		1,756,438
			8,055,125
Transportation—1.07%
Stena AB
5.875%, due 02/01/19[4]	EUR	650,000	980,683
6.125%, due 02/01/17[4]	EUR	1,500,000	2,239,806

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Corporate bonds—(continued)
Transportation—(concluded)
Ukraine Railways via Shortline PLC
9.500%, due 05/21/18[2]	2,180,000	1,620,542
		4,841,031
Transportation services—1.32%
CHC Helicopter SA
9.250%, due 10/15/20	2,740,500	2,946,037
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,280,000	1,369,600
PHI, Inc.
5.250%, due 03/15/19[2]	1,400,000	1,421,000
Teekay Corp.
8.500%, due 01/15/20	195,000	225,225
		5,961,862
Wireless telecommunication services—3.14%
CenturyLink, Inc.
6.750%, due 12/01/23	1,315,000	1,410,337
Comunicaciones Celulares SA
6.875%, due 02/06/24[2]	2,000,000	2,080,000
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000	523,075
7.875%, due 09/01/18	500,000	528,750
Sprint Nextel Corp.
6.000%, due 11/15/22	1,250,000	1,259,375
7.875%, due 09/15/23[2]	1,150,000	1,267,875
8.375%, due 08/15/17	325,000	381,875
9.125%, due 03/01/17	825,000	976,594
T-Mobile USA, Inc.
6.125%, due 01/15/22	1,375,000	1,445,469
6.542%, due 04/28/20	1,350,000	1,451,250
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,125,360

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
Windstream Corp.
6.375%, due 08/01/23	750,000		729,375
			14,179,335
Total corporate bonds (cost—$385,021,034)			415,412,886

Loan assignments[6]—1.55%
Airlines—0.44%
US Airways Group, Inc. Term Loan B1
3.500%, due 05/23/19	2,000,000		1,980,840

Broadcast—0.25%
Clear Channel Communications, Inc. Term Loan D
6.900%, due 01/30/19	1,136,165		1,126,553

Computer software & services—0.25%
Sungard Data Systems, Inc. Term Loan E
4.000%, due 03/09/20	1,127,229		1,129,348

Gaming—0.39%
Scientific Games International Term Loan B
4.250%, due 10/18/20	1,795,500		1,789,521

Support-services—0.22%
Kar Auction Svcs, Inc. Term Loan B 1
2.750%, due 03/11/17	500,000		500,415
Kar Auction Svcs, Inc. Term Loan B 2
3.500%, due 03/11/21	500,000		497,500
			997,915
Total loan assignments (cost—$6,960,165)			7,024,177

Non-US government obligation—2.00%
Sovereign—2.00%
Portugal Obrigacoes do Tesouro OT
4.950%, due 10/25/23[4] (cost—$6,366,761)	EUR	5,875,000	9,046,241

Asset-backed securities—0.76%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.222%, due 05/25/37[6]	317,100		242,904

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount[1] ($)	Value ($)
Asset-backed securities—(concluded)
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.282%, due 04/25/37[6]	412,325	372,374
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.252%, due 04/25/37[6]	413,556	368,421
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.262%, due 03/25/37[6]	1,111,917	665,853
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B 0.252%, due 09/25/36[6]	289,826	156,156
Series 2006-HE8, Class A2B 0.252%, due 10/25/36[6]	180,037	104,250
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[7]	1,441,277	805,675
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2 0.262%, due 01/25/37[6]	864,347	544,995
Series 2007-OPT1, Class 2A1 0.232%, due 06/25/37[6]	290,394	168,343
Total asset-backed securities (cost—$5,373,308)		3,428,971

Collateralized mortgage obligations—0.24%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.621%, due 11/25/35[6]	523,597	460,151
GSAA Home Equity Trust, Series 2006-14, Class A1
0.202%, due 09/25/36[6]	713,756	364,276
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.054%, due 11/25/36[6]	313,592	272,548
Total collateralized mortgage obligations (cost—$1,550,945)		1,096,975

	Number of shares
Common stocks—0.45%
Automobiles—0.42%
General Motors Co.	44,444	1,532,429

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Automobiles—(concluded)
Motors Liquidation Co. GUC Trust*,10	13,413	369,528
		1,901,957
Metals—0.03%
Aleris International, Inc.[8,9]	15,446	118,934
Total common stocks (cost—$1,410,502)		2,020,891

	Number of warrants
Warrants*—0.43%
Automobiles—0.43%
General Motors Co., strike price $10.00, expires 07/10/16	51,150	1,264,939
General Motors Co., strike price $18.33, expires 07/10/19	29,200	499,028
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	164,784
Total warrants (cost—$1,437,239)		1,928,751

	Face amount($)
Repurchase agreement—1.79%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $7,933,772 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $914,945 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$8,229,463); proceeds: $8,068,000 (cost—$8,068,000)	8,068,000	8,068,000

	Number of shares
Investment of cash collateral from securities loaned—8.41%
Money market fund—8.41%
UBS Private Money Market Fund LLC[11] (cost—$37,983,693)	37,983,693	37,983,693
Total investments (cost—$454,171,647)[12]—107.56%		486,010,585
Liabilities in excess of other assets—(7.56)%		(34,153,556)
Net assets—100.00%		451,857,029

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$39,375,529
Gross unrealized depreciation	(7,536,591)
Net unrealized appreciation	$31,838,938

Futures contracts

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized depreciation($)
US Treasury futures sell contracts:
1,143	USD	US Treasury Note 2 Year Futures	June 2014	251,246,849	251,317,125	(70,276)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	EUR	32,858,000	USD	44,665,194	05/07/14	(920,118)
JPMCB	EUR	33,889,000	USD	46,966,765	07/17/14	(41,193)
JPMCB	GBP	19,274,000	USD	31,559,620	05/07/14	(981,311)
JPMCB	GBP	19,123,000	USD	32,242,908	07/17/14	(25,313)
JPMCB	USD	45,547,760	EUR	32,858,000	05/07/14	37,552
JPMCB	USD	32,053,213	GBP	18,999,000	05/07/14	23,426
						(1,906,957)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Corporate bonds	—	415,401,591	11,295	415,412,886
Loan assignments	—	7,024,177	—	7,024,177
Non-US government obligation	—	9,046,241	—	9,046,241
Asset-backed securities	—	3,428,971	—	3,428,971
Collateralized mortgage obligations	—	1,096,975	—	1,096,975
Common stocks	1,901,957	—	118,934	2,020,891
Warrants	1,763,967	164,784	—	1,928,751
Repurchase agreement	—	8,068,000	—	8,068,000
Investments of cash collateral from securities loaned	—	37,983,693	—	37,983,693
Forward foreign currency contracts, net	—	60,978	—	60,978
Total	3,665,924	482,275,410	130,229	486,071,563

Liabilities
Futures contracts	(70,276)	—	—	(70,276)
Forward foreign currency contracts	—	(1,967,935)	—	(1,967,935)
Total	(70,276)	(1,967,935)	—	(2,038,211)

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

	Corporate bonds ($)	Common stocks ($)	Total ($)
Beginning balance	13,347	274,167	287,514
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	(72)	—	(72)
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	(1,980)	(155,233)	(157,213)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	11,295	118,934	130,229

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014, was $ (157,213).

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	70.4
Luxembourg	5.8
United Kingdom	4.6
Netherlands	2.8
Canada	2.2
Portugal	1.9
Sweden	1.1
Jersey	1.0
France	1.0
Colombia	0.9
Cayman Islands	0.9
Ireland	0.8
Brazil	0.8
India	0.7
Venezuela	0.7
Mexico	0.7
Germany	0.6
Belgium	0.5
Australia	0.5
Italy	0.5
Georgia	0.4
Indonesia	0.3
Paraguay	0.3
Spain	0.3
Finland	0.2
Norway	0.1
Austria	0.0	†
Marshall Islands	0.0	†
Total	100.0

†  Amount represents less than 0.05%.

Portfolio footnotes

*	Non-income producing security.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2014 (unaudited)

1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 25.39% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at April 30, 2014.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2014, the value of this security amounted to 11.07% of net assets.

5	Perpetual investment. Date shown reflects the next call date.
6	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Illiquid investment as of April 30, 2014.
10	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
11

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 01/30/14($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	44,014,743	118,634,485	124,665,535	37,983,693	2,323

12	Includes $37,261,254 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $37,983,693.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—104.48%
Aerospace & defense—3.88%
Alliant Techsystems, Inc.[1]	8,946	1,290,192
Exelis, Inc.	63,928	1,185,225
General Dynamics Corp.	22,124	2,421,472
Honeywell International, Inc.	124,659	11,580,821
L-3 Communications Holdings, Inc.[1,2]	46,045	5,312,212
Lockheed Martin Corp.	54,852	9,003,407
Northrop Grumman Corp.	5,060	614,840
Raytheon Co.	71,708	6,846,680
The Boeing Co.	133,350	17,204,817
		55,459,666
Auto components—1.71%
Johnson Controls, Inc.	299,850	13,535,229
Lear Corp.	67,579	5,613,112
TRW Automotive Holdings Corp.*	65,100	5,230,785
		24,379,126
Automobiles—1.54%
Ford Motor Co.	869,850	14,048,077
General Motors Co.	232,000	7,999,360
		22,047,437
Banks—5.11%
BB&T Corp.[2]	224,527	8,381,593
City National Corp.[1]	24,780	1,798,285
Comerica, Inc.	48,375	2,333,610
Commerce Bancshares, Inc.[1]	15,477	672,940
East West Bancorp, Inc.	70,922	2,447,518
Fifth Third Bancorp	466,816	9,621,078
PNC Financial Services Group, Inc.	256,075	21,520,543
Popular, Inc.*	4,880	150,792
SunTrust Banks, Inc.	60,638	2,320,010
TCF Financial Corp.[1]	13,063	205,089
US Bancorp	17,792	725,558
Wells Fargo & Co.	454,993	22,585,852
Zions Bancorp[1]	7,161	207,096
		72,969,964
Building products—0.38%
A.O. Smith Corp.	4,850	226,786
Masco Corp.	200,900	4,036,081

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Owens Corning	26,830	1,096,005
		5,358,872
Capital markets—3.77%
BlackRock, Inc.	1,006	302,806
Franklin Resources, Inc.	79,125	4,142,194
Invesco Ltd.	151,740	5,342,765
Legg Mason, Inc.[1]	18,396	862,588
Morgan Stanley[2]	352,288	10,896,268
Raymond James Financial, Inc.	17,948	892,016
State Street Corp.	157,066	10,140,181
The Bank of New York Mellon Corp.	6,867	232,585
The Goldman Sachs Group, Inc.	131,593	21,031,193
		53,842,596
Chemicals—2.01%
Ashland, Inc.	25,132	2,427,751
Cabot Corp.[1]	10,631	614,472
Huntsman Corp.[1]	138,744	3,475,537
Monsanto Co.	126,550	14,009,085
Rockwood Holdings, Inc.	12,020	854,021
The Mosaic Co.	145,762	7,293,931
		28,674,797
Commercial services & supplies—0.26%
Corrections Corp. of America[1]	20,850	683,880
Tyco International Ltd.	40,989	1,676,450
Waste Management, Inc.	31,048	1,380,084
		3,740,414
Communications equipment—2.38%
Brocade Communications Systems, Inc.*	798,521	7,434,231
Cisco Systems, Inc.	873,692	20,191,022
Harris Corp.	8,704	639,918
Polycom, Inc.*	40,870	502,701
QUALCOMM, Inc.	65,596	5,163,061
		33,930,933
Construction & engineering—0.12%
AECOM Technology Corp.*,1	54,639	1,771,396

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—2.50%
Capital One Financial Corp.	406,059	30,007,760
Discover Financial Services	102,630	5,737,017
		35,744,777
Containers & packaging—0.76%
Crown Holdings, Inc.*	105,287	4,966,388
MeadWestvaco Corp.[1]	30,354	1,185,931
Owens-Illinois, Inc.*	40,618	1,290,840
Rock-Tenn Co., Class A	35,604	3,404,098
		10,847,257
Diversified consumer services—0.23%
Apollo Education Group, Inc.*	94,170	2,717,746
Service Corp. International	27,177	510,112
		3,227,858
Diversified financial services—7.32%
Bank of America Corp.	1,675,244	25,363,194
Citigroup, Inc.	820,905	39,329,559
CME Group, Inc.[1,2]	42,588	2,997,769
IntercontinentalExchange Group, Inc.	10,281	2,101,848
JPMorgan Chase & Co.[2]	456,875	25,575,862
MSCI, Inc.*	41,127	1,667,289
The NASDAQ OMX Group, Inc.	65,339	2,411,009
Voya Financial, Inc.	145,400	5,145,706
		104,592,236
Diversified telecommunication services—0.98%
AT&T, Inc.[2]	215,514	7,693,850
CenturyLink, Inc.[1]	182,039	6,354,981
		14,048,831
Electric utilities—2.17%
American Electric Power Co., Inc.	18,286	983,970
Duke Energy Corp.	6,320	470,777
Entergy Corp.	90,660	6,572,850
Exelon Corp.	439,071	15,380,657
FirstEnergy Corp.	135,480	4,572,450
Pepco Holdings, Inc.[1]	30,202	808,205
The Southern Co.[1]	31,579	1,447,265

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
Xcel Energy, Inc.[1]	21,495	685,046
		30,921,220
Electronic equipment, instruments & components—1.33%
AVX Corp.[1]	27,721	370,075
Corning, Inc.	203,800	4,261,458
Ingram Micro, Inc., Class A*	64,365	1,735,280
Jabil Circuit, Inc.[1]	103,858	1,792,589
Knowles Corp.*	24,690	689,592
TE Connectivity Ltd.	136,742	8,065,043
Tech Data Corp.*	20,699	1,293,481
Vishay Intertechnology, Inc.[1]	57,657	819,883
		19,027,401
Energy equipment & services—2.04%
Baker Hughes, Inc.	77,050	5,385,795
Cameron International Corp.*	65,600	4,261,376
Halliburton Co.	227,550	14,351,579
Nabors Industries, Ltd.	10,760	274,595
Schlumberger Ltd.	48,113	4,885,875
		29,159,220
Food & staples retailing—1.81%
CVS Caremark Corp.	324,243	23,578,951
Safeway, Inc.[1]	35,500	1,209,130
Wal-Mart Stores, Inc.	12,959	1,032,962
		25,821,043
Food products—1.04%
Bunge Ltd.	24,446	1,947,124
Dean Foods Co.[1]	54,693	866,337
Mondelez International, Inc., Class A	96,429	3,437,694
Pinnacle Foods, Inc.	8,315	252,776
Tyson Foods, Inc., Class A	199,240	8,362,103
		14,866,034
Gas utilities—0.06%
Atmos Energy Corp.[1]	12,652	645,758

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Gas utilities—(concluded)
Questar Corp.[1]	5,741	139,392
		785,150
Health care equipment & supplies—2.56%
Alere, Inc.*,1	27,744	926,650
Baxter International, Inc.	188,600	13,728,194
Becton, Dickinson and Co.	36,850	4,165,155
Boston Scientific Corp.*,2	207,913	2,621,783
Covidien PLC	68,884	4,907,985
Hologic, Inc.*,1	114,121	2,394,829
Medtronic, Inc.	71,512	4,206,336
Zimmer Holdings, Inc.	36,630	3,545,784
		36,496,716
Health care providers & services—3.83%
Cardinal Health, Inc.	2,782	193,377
Cigna Corp.	107,285	8,587,092
Express Scripts Holding Co. *	145,174	9,665,685
HCA Holdings, Inc. *,2	35,602	1,851,304
Health Net, Inc. *	44,363	1,522,982
Humana, Inc.	25,481	2,796,540
Laboratory Corp. of America Holdings *	78,399	7,737,981
LifePoint Hospitals, Inc. *	25,787	1,442,009
McKesson Corp.	45,586	7,712,695
Omnicare, Inc.[1]	88,152	5,224,769
Patterson Cos., Inc.[1]	5,381	219,007
Quest Diagnostics, Inc.	82,761	4,628,823
UnitedHealth Group, Inc.	22,310	1,674,142
WellPoint, Inc.	14,127	1,422,306
		54,678,712
Hotels, restaurants & leisure—0.20%
Carnival Corp.	5,749	225,993
Marriott International, Inc., Class A1	3,168	183,522
Six Flags Entertainment Corp.	61,347	2,462,469
		2,871,984
Household durables—0.03%
Leggett & Platt, Inc.[1]	11,446	376,116

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household products—0.33%
The Procter & Gamble Co.[2]	57,614	4,756,036

Independent Power and Renewable Electricity Producers—0.72%
AES Corp.[2]	713,995	10,317,228

Industrial conglomerates—2.30%
Danaher Corp.	1,966	144,265
General Electric Co.	1,215,095	32,673,905
		32,818,170
Insurance—8.12%
ACE Ltd.	206,424	21,121,304
Aflac, Inc.[2]	44,482	2,789,911
Alleghany Corp.*,1	459	187,263
American International Group, Inc.	200,221	10,637,742
Axis Capital Holdings Ltd.	133,850	6,123,637
Berkshire Hathaway, Inc., Class B*,2	200,369	25,817,546
Cincinnati Financial Corp.[1]	17,975	876,101
Endurance Specialty Holdings Ltd.	9,991	507,743
Kemper Corp.	6,144	242,135
Lincoln National Corp.	26,141	1,268,100
Marsh & McLennan Cos., Inc.	21,377	1,054,100
MetLife, Inc.	182,164	9,536,285
Old Republic International Corp.	18,250	302,220
PartnerRe Ltd.	32,424	3,417,490
Protective Life Corp.	28,412	1,453,274
RenaissanceRe Holdings Ltd.[1]	24,969	2,527,112
The Allstate Corp.[2]	139,623	7,951,530
The Chubb Corp.	10,940	1,007,355
The Hanover Insurance Group, Inc.	13,452	786,269
The Travelers Cos., Inc.	75,588	6,846,761
Unum Group[2]	98,913	3,285,890
Validus Holdings Ltd.[1]	122,241	4,531,474
Willis Group Holdings PLC	91,800	3,762,882
		116,034,124
Internet & catalog retail—0.05%
Liberty Interactive Corp., Class A*,2	26,199	761,343

IT services—0.83%
Blackhawk Network Holdings, Inc.*,1	5,832	134,311

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Computer Sciences Corp.[2]	68,528	4,055,487
CoreLogic, Inc.*	5,238	146,821
Fidelity National Information Services, Inc.	38,011	2,030,928
Global Payments, Inc.	30,040	2,007,573
Xerox Corp.[2]	289,517	3,500,261
		11,875,381
Life sciences tools & services—0.27%
Agilent Technologies, Inc.	8,390	453,396
QIAGEN N.V.*	123,588	2,706,577
Quintiles Transnational Holdings, Inc.*	5,091	239,939
Thermo Fisher Scientific, Inc.	3,460	394,440
		3,794,352
Machinery—1.94%
AGCO Corp.[1,2]	18,128	1,009,730
Crane Co.	38,688	2,813,778
Dover Corp.	49,381	4,266,518
Joy Global, Inc.[1]	60,022	3,624,128
Oshkosh Corp.	37,969	2,107,659
Parker Hannifin Corp.	67,415	8,553,615
SPX Corp.	28,045	2,856,103
Stanley Black & Decker, Inc.	8,523	732,041
Timken Co.	13,465	849,372
Trinity Industries, Inc.	11,347	851,706
		27,664,650
Media—7.06%
CBS Corp., Class B	73,071	4,220,581
Comcast Corp., Class A	220,155	11,395,223
Gannett Co., Inc.	19,759	536,852
Liberty Global PLC, Series C*	167,194	6,425,265
Liberty Media Corp., Class A*	46,071	5,975,869
News Corp., Class A*	544,835	9,273,092
Omnicom Group, Inc.	120,690	8,168,299
The Interpublic Group Cos., Inc.	136,899	2,384,781
The Walt Disney Co.[1]	52,006	4,126,156
Thomson Reuters Corp.[1]	76,886	2,781,735
Time Warner, Inc.[2]	460,586	30,610,546

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Viacom, Inc., Class B	175,700	14,930,986
		100,829,385
Metals & mining—0.09%
Alcoa, Inc.[1]	10,483	141,206
Newmont Mining Corp.	44,366	1,101,608
		1,242,814
Multi-utilities—0.55%
Ameren Corp.	24,874	1,027,545
Centerpoint Energy, Inc.	70,568	1,747,264
Consolidated Edison, Inc.[1]	13,604	789,440
Dominion Resources, Inc.	30,635	2,222,263
DTE Energy Co.	2,051	160,265
PG&E Corp.	6,062	276,306
Public Service Enterprise Group, Inc.	31,518	1,291,292
TECO Energy, Inc.[1]	7,794	139,980
Wisconsin Energy Corp.[1]	4,910	238,037
		7,892,392
Multiline retail—0.24%
Kohl’s Corp.[1]	4,518	247,541
Macy’s, Inc.	55,588	3,192,419
		3,439,960
Oil, gas & consumable fuels—13.96%
Apache Corp.[1,2]	51,435	4,464,558
BP PLC, ADR	204,960	10,375,075
Chesapeake Energy Corp.[1]	31,810	914,538
Chevron Corp.	58,972	7,402,165
ConocoPhillips[2]	49,578	3,684,141
CONSOL Energy, Inc.[2]	81,434	3,624,627
Devon Energy Corp.	83,084	5,815,880
Encana Corp.	256,100	5,944,081
EOG Resources, Inc.	37,550	3,679,900
EQT Corp.	36,790	4,009,742
Exxon Mobil Corp.[2]	694,837	71,158,257
Hess Corp.	10,480	934,397
Kinder Morgan, Inc.[1]	33,340	1,088,884
Marathon Oil Corp.[1]	319,530	11,551,010
Marathon Petroleum Corp.	35,613	3,310,228

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Murphy Oil Corp.[1]	60,099	3,812,080
Newfield Exploration Co.*,1	45,070	1,525,620
Occidental Petroleum Corp.	131,775	12,617,456
Peabody Energy Corp.[1]	83,389	1,585,225
Phillips 66	137,653	11,455,483
QEP Resources, Inc.	150,557	4,620,594
Royal Dutch Shell PLC, ADR	144,897	11,409,190
Southwestern Energy Co.*	160,800	7,699,104
Tesoro Corp.	17,492	984,625
Ultra Petroleum Corp.*,1	23,944	713,531
Valero Energy Corp.	86,573	4,949,378
		199,329,769
Paper & forest products—0.42%
International Paper Co.	128,270	5,983,795

Pharmaceuticals—6.70%
Abbott Laboratories[1]	117,943	4,569,112
AbbVie, Inc.	59,134	3,079,699
Bristol-Myers Squibb Co.	199,100	9,972,919
Eli Lilly & Co.	17,382	1,027,276
Hospira, Inc.*,1	18,714	857,101
Johnson & Johnson	156,038	15,805,089
Merck & Co., Inc.	67,487	3,952,039
Pfizer, Inc.[2]	1,605,457	50,218,695
Sanofi, ADR	114,465	6,158,217
		95,640,147
Professional services—0.01%
The Dun & Bradstreet Corp.[1]	1,670	184,969

Real estate investment trusts—1.09%
American Capital Agency Corp.	142,018	3,225,229
American Homes 4 Rent, Class A	165,568	2,657,366
Annaly Capital Management, Inc.	148,550	1,715,753
General Growth Properties, Inc.	150,350	3,453,539
HCP, Inc.	10,260	429,484
Healthcare Trust of America, Inc., Class A1	35,250	412,073
Piedmont Office Realty Trust, Inc.	26,630	468,954
Public Storage	5,830	1,023,223
Retail Properties of America, Inc., Class A1	73,470	1,052,090

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
Taubman Centers, Inc.[1]	14,500	1,056,180
		15,493,891
Real estate management & development—0.24%
Jones Lang LaSalle, Inc.[1]	26,427	3,062,625
Realogy Holdings Corp.*	7,772	326,813
		3,389,438
Road & rail—0.40%
Con-way, Inc.[1]	14,095	598,756
Norfolk Southern Corp.[1]	54,584	5,159,825
		5,758,581
Semiconductors & semiconductor equipment—2.48%
Avago Technologies Ltd.	23,297	1,479,360
Broadcom Corp., Class A1,2	176,350	5,433,343
Intel Corp.	208,625	5,568,201
Lam Research Corp.*	23,611	1,360,230
LSI Corp.	392,303	4,370,255
Micron Technology, Inc.*	40,080	1,046,890
ON Semiconductor Corp.*	256,560	2,414,230
Texas Instruments, Inc.	302,900	13,766,805
		35,439,314
Software—2.75%
Microsoft Corp.	311,102	12,568,521
Nuance Communications, Inc.*,1	73,079	1,175,841
Oracle Corp.	600,159	24,534,500
Symantec Corp.	51,936	1,053,262
		39,332,124
Specialty retail—1.10%
Best Buy Co., Inc.[1,2]	76,477	1,983,049
GameStop Corp., Class A1	22,270	883,674
Staples, Inc.[1]	710,463	8,880,787
The Home Depot, Inc.	50,183	3,990,050
		15,737,560
Technology Hardware, Storage & Peripherals—3.76%
Apple, Inc.	21,989	12,975,489

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology Hardware, Storage & Peripherals—(concluded)
Diebold, Inc.[1]	18,287	687,774
EMC Corp.	264,399	6,821,494
Hewlett-Packard Co.[2]	536,509	17,736,987
NetApp, Inc.	250,662	8,926,074
Seagate Technology PLC	61,479	3,232,566
Western Digital Corp.	37,222	3,280,375
		53,660,759
Thrifts & mortgage finance—0.30%
Hudson City Bancorp, Inc.	247,890	2,468,984
TFS Financial Corp.*,1	44,913	601,385
Washington Federal, Inc.	58,593	1,264,437
		4,334,806
Trading companies & distributors—0.07%
WESCO International, Inc.*,1	12,098	1,061,962

Wireless telecommunication services—0.68%
Sprint Corp.*,1	57,010	484,585
Vodafone Group PLC, ADR	244,154	9,268,086
		9,752,671
Total common stocks (cost—$1,257,620,834)		1,492,165,377

	Face amount ($)
Repurchase agreement—1.22%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $17,185,251 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $1,981,851 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value-$17,825,743); proceeds: $17,476,000 (cost—$17,476,000)	17,476,000	17,476,000
Total investments before investments sold short[3] (cost—$1,275,096,834)—105.70%		1,509,641,377

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(6.05)%
Common stocks—(6.05)%
Banks—(0.09)%
Signature Bank	(2,260)	(268,533)
Synovus Financial Corp.	(323,889)	(1,039,684)
		(1,308,217)
Beverages—(0.03)%
Constellation Brands, Inc., Class A	(5,436)	(434,010)
		(434,010)
Building products—(0.03)%
Fortune Brands Home & Security, Inc.	(11,708)	(466,564)
		(466,564)
Capital markets—(0.44)%
American Capital Ltd.	(100,915)	(1,512,716)
Ares Capital Corp.	(177,149)	(3,041,648)
LPL Financial Holdings, Inc.	(6,850)	(324,347)
TD Ameritrade Holding Corp.	(44,203)	(1,410,076)
		(6,288,787)
Chemicals—(0.06)%
Air Products & Chemicals, Inc.	(5,210)	(612,279)
Westlake Chemical Corp.	(3,390)	(241,368)
		(853,647)
Commercial services & supplies—(0.08)%
Iron Mountain, Inc.	(10,210)	(290,373)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Commercial services & supplies—(concluded)
KAR Auction Services, Inc.	(28,490)	(848,432)
		(1,138,805)
Construction & engineering—(0.04)%
Jacobs Engineering Group, Inc.	(10,684)	(616,467)
		(616,467)
Consumer finance—(0.06)%
SLM Corp.	(30,924)	(796,293)
		(796,293)
Containers & packaging—(0.05)%
Aptargroup, Inc.	(10,588)	(713,843)
		(713,843)
Diversified financial services—(0.27)%
Leucadia National Corp.	(130,768)	(3,337,199)
Voya Financial, Inc.	(16,687)	(590,553)
		(3,927,752)
Electric utilities—(0.06)%
PPL Corp.	(24,870)	(829,166)

Electronic equipment, instruments & components—(0.13)%
Corning, Inc.	(64,352)	(1,345,600)
FLIR Systems, Inc.	(13,141)	(447,320)
		(1,792,920)
Energy equipment & services—(0.10)%
Helmerich & Payne, Inc.	(12,714)	(1,381,376)
		(1,381,376)
Food & staples retailing—(0.26)%
Sprouts Farmers Market, Inc.	(3,600)	(115,092)
Sysco Corp.	(28,610)	(1,042,262)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Food & staples retailing—(concluded)
Walgreen Co.	(36,883)	(2,504,356)
		(3,661,710)
Food products—(0.06)%
Kellogg Co.	(12,150)	(811,985)

Gas utilities—(0.02)%
National Fuel Gas Co.	(3,201)	(235,722)
		(235,722)
Health care equipment & supplies—(0.07)%
The Cooper Cos., Inc.	(7,498)	(989,061)
		(989,061)
Health care technology—(0.01)%
Allscripts Healthcare Solutions, Inc.	(13,288)	(202,243)
		(202,243)
Household durables—(0.02)%
Toll Brothers, Inc.	(7,141)	(244,508)
		(244,508)
Household products—(0.01)%
Kimberly-Clark Corp.	(1,500)	(168,375)

Independent Power and Renewable Electricity Producers—(0.21)%
NRG Energy, Inc.	(91,170)	(2,983,082)
		(2,983,082)
Insurance—(0.36)%
American Financial Group, Inc.	(34,600)	(2,021,678)
Brown & Brown, Inc.	(28,970)	(862,727)
Fidelity National Financial, Inc., Class A	(27,730)	(892,351)
Genworth Financial, Inc., Class A	(8,310)	(148,334)
HCC Insurance Holdings, Inc.	(3,450)	(158,493)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Insurance—(concluded)
MBIA, Inc.	(84,937)	(1,029,436)
		(5,113,019)
Internet software & services—(0.03)%
AOL, Inc.	(11,310)	(484,181)

IT services—(0.11)%
Paychex, Inc.	(19,498)	(815,211)
Total System Services, Inc.	(21,737)	(690,585)
		(1,505,796)
Machinery—(0.12)%
Pentair Ltd.	(10,267)	(762,735)
Terex Corp.	(23,650)	(1,023,809)
		(1,786,544)
Media—(0.43)%
Sirius XM Holdings, Inc.	(647,937)	(2,066,919)
Twenty-First Century Fox, Inc., Class A	(128,052)	(4,100,225)
		(6,167,144)
Metals & mining—(0.20)%
Freeport-McMoRan Copper & Gold, Inc.	(29,809)	(1,024,535)
Royal Gold, Inc.	(28,714)	(1,900,867)
		(2,925,402)
Multiline retail—(0.06)%
Big Lots, Inc.	(8,420)	(332,590)
Target Corp.	(8,660)	(534,755)
		(867,345)
Oil, gas & consumable fuels—(0.49)%
Cobalt International Energy, Inc.	(13,700)	(246,600)
Energen Corp.	(4,887)	(380,746)
Gulfport Energy Corp.	(9,428)	(694,561)
ONEOK, Inc.	(7,410)	(468,460)
Pioneer Natural Resources Co	(12,710)	(2,456,462)
Rice Energy, Inc.	(16,330)	(485,001)
Spectra Energy Corp.	(16,070)	(638,139)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
The Williams Cos., Inc.	(38,740)	(1,633,666)
		(7,003,635)
Professional services—(0.12)%
Nielsen Holdings NV	(19,630)	(921,629)
Towers Watson & Co., Class A	(6,760)	(758,607)
		(1,680,236)
Real estate investment trusts—(1.04)%
AvalonBay Communities, Inc.	(26,802)	(3,659,813)
Chimera Investment Corp.	(45,446)	(140,428)
Corporate Office Properties Trust	(13,449)	(359,761)
Extra Space Storage, Inc.	(60,655)	(3,174,076)
Prologis, Inc.	(20,413)	(829,380)
Realty Income Corp.	(88,001)	(3,823,643)
SL Green Realty Corp.	(7,784)	(815,063)
Two Harbors Investment Corp.	(108,482)	(1,126,043)
UDR, Inc.	(38,409)	(993,257)
		(14,921,464)
Real estate management & development—(0.03)%
The Howard Hughes Corp.	(3,120)	(445,411)

Road & rail—(0.04)%
Genesee & Wyoming, Inc., Class A	(6,340)	(627,723)

Semiconductors & semiconductor equipment—(0.23)%
Analog Devices, Inc.	(14,342)	(735,601)
Avago Technologies Ltd.	(12,388)	(786,638)
Freescale Semiconductor Ltd.	(21,890)	(480,924)
Intel Corp.	(30,112)	(803,689)
Skyworks Solutions, Inc.	(12,893)	(529,258)
		(3,336,110)
Software—(0.17)%
Adobe Systems, Inc.	(10,682)	(658,973)
Electronic Arts, Inc.	(12,050)	(341,015)
Rovi Corp.	(10,930)	(243,630)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Software—(concluded)
Zynga, Inc., Class A	(290,229)	(1,175,427)
		(2,419,045)
Specialty retail—(0.34)%
Aaron’s, Inc.	(18,300)	(539,301)
Abercrombie & Fitch Co., Class A	(41,385)	(1,521,313)
American Eagle Outfitters, Inc.	(22,389)	(258,817)
CST Brands, Inc.	(6,770)	(220,905)
DSW, Inc., Class A	(3,800)	(126,882)
Foot Locker, Inc.	(11,910)	(554,172)
Signet Jewelers Ltd.	(16,395)	(1,661,141)
		(4,882,531)
Technology Hardware, Storage & Peripherals—(0.04)%
SanDisk Corp.	(6,001)	(509,905)
		(509,905)
Trading companies & distributors—(0.06)%
MRC Global, Inc.	(27,794)	(811,307)
		(811,307)
Water utilities—(0.02)%
Aqua America, Inc.	(13,075)	(328,052)
		(328,052)
Wireless telecommunication services—(0.06)%
T-Mobile US, Inc.	(26,893)	(787,696)
		(787,696)
Total investments sold short (proceeds—$80,551,593)		(86,447,079)
Other assets in excess of liabilities—0.35%		4,999,393
Net assets—100.00%		1,428,193,691

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$246,526,642
Gross unrealized depreciation	(11,982,099)
Net unrealized appreciation	$234,544,543

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

Affiliated Issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	2,009,700	190,010,308	192,020,008	—	73

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,492,165,377	—	—	1,492,165,377
Repurchase agreement	—	17,476,000	—	17,476,000
Total	1,492,165,377	17,476,000	—	1,509,641,377

Liabilities
Investments sold short	(86,447,079)	—	—	(86,447,079)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Investments before investments sold short	Percentage of total investments before investments sold short (%)

United States	91.4
United Kingdom	2.5
Switzerland	2.1
Bermuda	1.6
Ireland	0.8
Canada	0.6
France	0.4
Curacao	0.3
Netherlands	0.2
Singapore	0.1
Panama	0.0	†
Puerto Rico	0.0	†
Total	100.0

Investments sold short	Percentage of total investments sold short (%)

United States	(94.6)
Bermuda	(2.5)
Netherlands	(1.1)
Switzerland	(0.9)
Singapore	(0.9)
Total	(100.0)

†	Amount represents less than 0.05%

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	The Portfolio includes non-cash collateral of $6,837,572.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—95.99%
Aerospace & defense—7.40%
B/E Aerospace, Inc.*	271,281	23,810,333
Honeywell International, Inc.	398,694	37,038,673
TransDigm Group, Inc.	213,279	37,935,936
		98,784,942
Biotechnology—4.40%
Alexion Pharmaceuticals, Inc.*	40,088	6,341,921
Biogen Idec, Inc.*	34,289	9,845,058
Celgene Corp.*	211,575	31,103,641
Gilead Sciences, Inc.*	144,885	11,372,024
		58,662,644
Capital markets—1.36%
TD Ameritrade Holding Corp.	332,773	10,615,459
The Goldman Sachs Group, Inc.	46,958	7,504,827
		18,120,286
Chemicals—1.42%
Monsanto Co.	82,260	9,106,182
Syngenta AG, ADR*,1	124,625	9,789,294
		18,895,476
Communications equipment—3.84%
QUALCOMM, Inc.	650,452	51,197,077

Diversified financial services—2.60%
CME Group, Inc.	145,975	10,275,180
IntercontinentalExchange Group, Inc.	119,306	24,390,919
		34,666,099
Electrical equipment—0.38%
Rockwell Automation, Inc.	42,759	5,096,018

Food & staples retailing—2.14%
Walgreen Co.	387,925	26,340,107
Whole Foods Market, Inc.	44,755	2,224,324
		28,564,431
Food products—2.17%
Mondelez International, Inc., Class A	810,866	28,907,373

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—2.23%
Las Vegas Sands Corp.	138,781	10,981,740
Starbucks Corp.	265,501	18,749,681
		29,731,421
Insurance—6.44%
Berkshire Hathaway, Inc., Class B*	352,176	45,377,878
Markel Corp.*	44,083	27,592,431
The Progressive Corp.	533,525	12,937,981
		85,908,290
Internet & catalog retail—4.71%
Amazon.com, Inc.*	24,818	7,547,898
Liberty Interactive Corp., Class A*	782,700	22,745,262
priceline.com, Inc.*	28,129	32,566,350
		62,859,510
Internet software & services—8.98%
eBay, Inc.*	379,200	19,653,936
Equinix, Inc.*,1	85,900	16,132,879
Facebook, Inc., Class A*	171,923	10,277,557
Google, Inc. Class C*	72,616	38,243,942
Google, Inc., Class A*	56,091	30,001,954
VeriSign, Inc.*	13,221	623,767
Yelp, Inc.*	84,825	4,946,994
		119,881,029
IT services—7.32%
Alliance Data Systems Corp.*	38,575	9,331,293
MasterCard, Inc., Class A	551,942	40,595,334
Teradata Corp.*	301,483	13,705,417
VeriFone Systems, Inc.*	160,350	5,362,104
Visa, Inc., Class A	141,500	28,669,315
		97,663,463
Machinery—0.68%
Flowserve Corp.	124,323	9,081,795

Media—5.86%
Comcast Corp., Special Class A	521,837	26,629,342
Liberty Global PLC, Series C*	641,587	24,656,189

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Twenty-First Century Fox, Inc., Class A	841,970	26,959,879
		78,245,410
Oil, gas & consumable fuels—5.83%
Cabot Oil & Gas Corp.	280,566	11,020,632
EOG Resources, Inc.	269,075	26,369,350
Kinder Morgan, Inc.	236,240	7,715,598
Occidental Petroleum Corp.	342,214	32,766,991
		77,872,571
Pharmaceuticals—5.15%
Allergan, Inc.	258,314	42,838,794
Novo Nordisk A/S, ADR	345,850	15,698,131
Perrigo Co. PLC	70,800	10,256,088
		68,793,013
Real estate investment trusts—2.86%
American Tower Corp.	457,305	38,194,114

Road & rail—0.79%
Kansas City Southern	105,077	10,600,168

Semiconductors & semiconductor equipment—0.48%
ARM Holdings PLC, ADR	141,374	6,435,344

Software—10.79%
Adobe Systems, Inc.*	565,886	34,909,508
Intuit, Inc.	472,975	35,827,856
Microsoft Corp.	671,325	27,121,530
Oracle Corp.	823,510	33,665,089
Salesforce.com, Inc.*	139,625	7,211,631
VMware, Inc., Class A*	56,379	5,215,621
		143,951,235
Specialty retail—2.44%
L Brands, Inc.	291,525	15,800,655
Sally Beauty Holdings, Inc.*	287,200	7,872,152

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The Home Depot, Inc.	112,368	8,934,380
		32,607,187
Technology Hardware, Storage & Peripherals—1.77%
Apple, Inc.	39,950	23,574,095

Textiles, apparel & luxury goods—2.11%
Michael Kors Holdings Ltd.*	69,290	6,319,248
Nike, Inc., Class B	299,477	21,846,847
		28,166,095
Wireless telecommunication services—1.84%
Crown Castle International Corp.	338,025	24,584,558
Total common stocks (cost—$964,770,814)		1,281,043,644

	Face amount ($)
Repurchase agreement—3.43%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $44,998,689 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $5,189,375 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$46,675,785); proceeds: $45,760,000 (cost—$45,760,000)	45,760,000	45,760,000

	Number of shares
Investment of cash collateral from securities loaned—1.54%
Money market fund—1.54%
UBS Private Money Market Fund LLC[2] (cost—$20,560,575)	20,560,575	20,560,575
Total investments (cost—$1,031,091,389)[3]—100.96%		1,347,364,219
Liabilities in excess of other assets—(0.96)%		(12,799,780)
Net assets—100.00%		1,334,564,439

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$324,245,296
Gross unrealized depreciation	(7,972,466)
Net unrealized appreciation	$316,272,830

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,281,043,644	—	—	1,281,043,644
Repurchase agreement	—	45,760,000	—	45,760,000
Investments of cash collateral from securities loaned	—	20,560,575	—	20,560,575
Total	1,281,043,644	66,320,575	—	1,347,364,219

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.6
United Kingdom	2.3
Denmark	1.2
Ireland	0.7
Switzerland	0.7
British Virgin Islands	0.5
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

Security description	Value at 07/31/13 ($)	Purchases during the nine months ended 04/30/14 ($)	Sales during the nine months ended 04/30/14 ($)	Value at 04/30/14 ($)	Net income earned from affiliate for the nine months ended 04/30/14 ($)
UBS Private Money Market Fund LLC	22,558,968	129,125,216	131,123,609	20,560,575	778

3	Includes $20,358,869 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $20,560,575.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—97.79%
Aerospace & defense—0.64%
Alliant Techsystems, Inc.	16,530	2,383,957
Huntington Ingalls Industries, Inc.	10,660	1,097,980
		3,481,937
Air freight & logistics—0.90%
Expeditors International of Washington, Inc.	119,000	4,907,560

Airlines—0.50%
JetBlue Airways Corp.*	343,425	2,714,775

Auto components—1.68%
Dana Holding Corp.	76,750	1,624,797
Drew Industries, Inc.	39,750	2,000,220
Stoneridge, Inc.*	156,875	1,676,994
The Goodyear Tire & Rubber Co.	68,925	1,736,910
Tower International, Inc.*	75,575	2,101,741
		9,140,662
Automobiles—0.63%
Thor Industries, Inc.	56,600	3,445,242

Banks—4.53%
Associated Banc-Corp	151,500	2,658,825
Bank of Hawaii Corp.	56,000	3,089,520
Cathay General Bancorp	55,500	1,309,800
Hancock Holding Co.	52,700	1,777,571
Huntington Bancshares, Inc.	310,075	2,840,287
Prosperity Bancshares, Inc.	19,025	1,122,475
Umpqua Holdings Corp.	188,000	3,126,440
United Community Banks, Inc.*	117,800	1,902,470
Webster Financial Corp.	152,000	4,581,280
Zions Bancorporation	76,370	2,208,620
		24,617,288
Beverages—0.38%
Treasury Wine Estates Ltd., ADR	596,000	2,091,960

Capital markets—3.31%
Ares Capital Corp.	132,838	2,280,828
Cohen & Steers, Inc.[1]	56,200	2,276,662
E*TRADE Financial Corp.*	62,150	1,395,268
Eaton Vance Corp.	190,500	6,871,335
Raymond James Financial, Inc.	85,650	4,256,805

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Waddell & Reed Financial, Inc. Class A	13,100	883,595
		17,964,493
Chemicals—0.88%
Cabot Corp.	30,150	1,742,670
Huntsman Corp.	121,925	3,054,221
		4,796,891
Commercial services & supplies—3.97%
ABM Industries, Inc.	99,400	2,692,746
Herman Miller, Inc.	81,000	2,497,230
KAR Auction Services, Inc.	249,070	7,417,305
Pitney Bowes, Inc.	84,500	2,264,600
R.R. Donnelley & Sons Co.	86,425	1,521,080
Tetra Tech, Inc.*	82,871	2,375,912
United Stationers, Inc.	74,616	2,800,338
		21,569,211
Communications equipment—1.96%
CommScope Holding Co., Inc.*	70,500	1,880,940
F5 Networks, Inc.*	31,530	3,316,010
Finisar Corp.*	116,350	3,042,553
Plantronics, Inc.	54,920	2,392,864
		10,632,367
Construction & engineering—1.02%
EMCOR Group, Inc.	41,240	1,896,628
Pike Corp.*	379,400	3,642,240
		5,538,868
Consumer finance—0.88%
First Cash Financial Services, Inc.*	97,800	4,769,706

Containers & packaging—2.22%
AptarGroup, Inc.	40,400	2,723,768
Berry Plastics Group, Inc.*	125,250	2,816,873
Graphic Packaging Holding Co.*	185,625	1,904,513
Silgan Holdings, Inc.	92,846	4,619,088
		12,064,242
Diversified consumer services—0.21%
Sotheby’s	27,050	1,137,723

Diversified financial services—1.41%
MSCI, Inc.,*	104,000	4,216,160

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—(concluded)
Voya Financial, Inc.	97,375	3,446,101
		7,662,261
Diversified telecommunication services—1.19%
General Communication, Inc., Class A*	106,198	1,108,707
Level 3 Communications, Inc.*	110,075	4,736,527
magicJack VocalTec Ltd.*,1	34,050	602,004
		6,447,238
Electric utilities—0.47%
Westar Energy, Inc.	70,550	2,531,334

Electrical equipment—0.94%
Generac Holdings, Inc.	63,400	3,732,992
Regal-Beloit Corp.	18,525	1,384,373
		5,117,365
Electronic equipment, instruments & components—1.14%
Cognex Corp.*	78,600	2,706,198
Jabil Circuit, Inc.	149,700	2,583,822
Universal Display Corp.*,1	33,700	877,885
		6,167,905
Energy equipment & services—3.77%
CARBO Ceramics, Inc.[1]	49,800	6,967,518
Dresser-Rand Group, Inc.*	77,000	4,653,880
Forum Energy Technologies, Inc.*	102,800	3,069,608
Helix Energy Solutions Group, Inc.*	140,740	3,383,389
Parker Drilling Co.*	81,425	539,848
Precision Drilling Corp.	144,775	1,882,075
		20,496,318
Food & staples retailing—0.92%
Rite Aid Corp.*	377,225	2,753,742
SUPERVALU, Inc.*	77,850	544,172
The Andersons, Inc.	13,900	865,831
Village Super Market, Inc., Class A	33,900	820,041
		4,983,786
Food products—1.82%
Brooklyn Cheesecake & Desserts Co., Inc.*,2	4,355	2,613
Dean Foods Co.	227,000	3,595,680
Flowers Foods, Inc.	152,593	3,131,208
J&J Snack Foods Corp.	21,350	1,998,360

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Pilgrim’s Pride Corp.*	52,650	1,150,929
		9,878,790
Gas utilities—1.56%
Atmos Energy Corp.	70,750	3,611,080
Questar Corp.	200,000	4,856,000
		8,467,080
Health care equipment & supplies—2.22%
Anika Therapeutics, Inc.*	43,750	1,869,875
Integra LifeSciences Holdings*	64,950	2,960,421
NuVasive, Inc.*	75,750	2,553,532
STERIS Corp.	66,010	3,171,780
The Cooper Cos., Inc.	11,450	1,510,370
		12,065,978
Health care providers & services—2.59%
AMN Healthcare Services, Inc.*	329,225	4,108,728
Centene Corp.*	31,400	2,084,960
Kindred Healthcare, Inc.	55,125	1,383,637
Patterson Cos., Inc.	107,000	4,354,900
Universal Health Services, Inc., Class B	25,925	2,120,406
		14,052,631
Health care technology—0.81%
Computer Programs & Systems, Inc.	69,400	4,381,222

Hotels, restaurants & leisure—2.24%
Interval Leisure Group, Inc.	113,650	2,928,761
MGM Resorts International*	60,875	1,535,876
Royal Caribbean Cruises Ltd.	42,025	2,232,788
Six Flags Entertainment Corp.	92,500	3,712,950
The Wendy’s Co.	214,225	1,780,210
		12,190,585
Household durables—1.20%
D.R. Horton, Inc.	78,250	1,743,410
Garmin Ltd.	15,800	902,180
Harman International Industries, Inc.	11,225	1,230,372
Taylor Morrison Home Corp., Class A*	124,573	2,642,194
		6,518,156
Household products—0.49%
WD-40 Co.	36,700	2,673,228

Insurance—2.64%
Everest Re Group, Ltd.	7,500	1,185,225

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Genworth Financial, Inc., Class A*	126,900	2,265,165
HCC Insurance Holdings, Inc.	63,975	2,939,011
Lincoln National Corp.	37,650	1,826,402
RLI Corp.	108,200	4,659,092
Validus Holdings Ltd.	39,975	1,481,873
		14,356,768
Internet & catalog retail—0.27%
Orbitz Worldwide, Inc.*	196,700	1,445,745

Internet software & services—0.47%
Web.com Group, Inc.*	83,675	2,569,659

IT services—4.78%
Computer Services, Inc.	79,000	2,725,500
CoreLogic, Inc.*	143,530	4,023,146
EVERTEC, Inc.	170,623	4,016,465
Jack Henry & Associates, Inc.	94,900	5,234,684
Syntel, Inc.*	65,400	5,252,928
VeriFone Systems, Inc.*	141,900	4,745,136
		25,997,859
Life sciences tools & services—1.20%
Bio-Rad Laboratories, Inc., Class A*	25,000	3,080,250
Charles River Laboratories International, Inc.*	31,500	1,692,180
Waters Corp.*	17,700	1,744,158
		6,516,588
Machinery—5.80%
Allison Transmission Holdings, Inc.	103,125	3,077,250
Graco, Inc.	57,100	4,139,750
Harsco Corp.	105,600	2,527,008
IDEX Corp.	32,420	2,417,559
ITT Corp.	66,525	2,869,889
Lincoln Electric Holdings, Inc.	38,000	2,538,780
RBC Bearings, Inc.*	52,500	3,268,650
Snap-on, Inc.	50,500	5,858,000
The Greenbrier Cos, Inc.*	50,950	2,671,818
Wabtec Corp.	28,865	2,151,886
		31,520,590
Marine—0.22%
Safe Bulkers, Inc.	146,975	1,193,437

Media—1.98%
Cinemark Holdings, Inc., Class A	133,000	3,939,460
Cumulus Media, Inc.*	119,850	768,238

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Entravision Communications Corp. Class A	116,625	619,279
Gannett Co., Inc.	97,175	2,640,245
Gray Television, Inc.*	78,650	884,812
Starz Class A*	34,525	1,114,122
The New York Times Co., Class A	47,700	767,016
		10,733,172
Metals & mining—0.66%
Allegheny Technologies, Inc.	38,775	1,597,530
Century Aluminum Co.*	144,550	1,987,563
		3,585,093
Multi-utilities—0.90%
Ameren Corp.	91,575	3,782,963
CMS Energy Corp.	37,050	1,122,986
		4,905,949
Multiline retail—0.57%
Big Lots, Inc.*	79,000	3,120,500

Oil, gas & consumable fuels—4.31%
Carrizo Oil & Gas, Inc.*	29,850	1,642,347
Cimarex Energy Co.	40,000	4,764,800
Comstock Resources, Inc.	31,975	888,905
Energy XXI (Bermuda) Ltd.[1]	95,350	2,281,725
GasLog Ltd.	110,700	2,964,546
Oasis Petroleum, Inc.*	61,500	2,860,365
PBF Energy, Inc., Class A	130,125	4,005,247
Tsakos Energy Navigation Ltd.	194,050	1,383,577
Whiting Petroleum Corp.*	35,425	2,611,531
		23,403,043
Pharmaceuticals—0.41%
Mallinckrodt PLC*,1	31,220	2,223,801

Professional services—1.41%
Korn/Ferry International*	115,945	3,368,202
Manpowergroup, Inc.	16,785	1,365,292
Resources Connection, Inc.	216,000	2,939,760
		7,673,254
Real estate investment trusts—7.71%
BioMed Realty Trust, Inc.	225,250	4,707,725
Brandywine Realty Trust	214,950	3,127,523
CBL & Associates Properties, Inc.	230,419	4,186,713
CommonWealth REIT	89,415	2,272,035
CubeSmart	160,000	2,976,000

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
DuPont Fabros Technology, Inc.	191,375	4,637,016
Hudson Pacific Properties, Inc.	110,750	2,608,163
Liberty Property Trust	120,025	4,500,937
Parkway Properties, Inc.	121,580	2,292,999
PennyMac Mortgage Investment Trust	151,500	3,551,160
Redwood Trust, Inc.[1]	241,800	5,271,240
Strategic Hotels & Resorts, Inc.*	162,625	1,754,724
		41,886,235
Real estate management & development—1.20%
CBRE Group, Inc., Class A*	66,450	1,770,228
Jones Lang LaSalle, Inc.	41,050	4,757,285
		6,527,513
Road & rail—2.51%
ArcBest Corp.	82,875	3,266,933
Landstar System, Inc.	130,250	8,204,447
Swift Transportation Co.*	90,475	2,175,924
		13,647,304
Semiconductors & semiconductor equipment—3.08%
Advanced Energy Industries, Inc.*	65,775	1,439,157
First Solar, Inc.*	11,680	788,283
GT Advanced Technologies, Inc.*,1	184,375	3,062,469
International Rectifier Corp.*	54,350	1,415,274
Lam Research Corp.*	27,470	1,582,547
Linear Technology Corp.	119,400	5,313,300
ON Semiconductor Corp.*	334,000	3,142,940
		16,743,970
Software—3.35%
American Software, Inc., Class A	267,000	2,573,880
Electronic Arts, Inc.*	46,675	1,320,903
FactSet Research Systems, Inc.[1]	44,400	4,728,600
Fair Isaac Corp.	53,950	3,085,940
Informatica Corp.*	71,350	2,529,357
PTC, Inc.*	38,825	1,373,240
TiVo, Inc.*	220,500	2,615,130
		18,227,050
Specialty retail—3.74%
Abercrombie & Fitch Co., Class A1	49,500	1,819,620
Advance Auto Parts, Inc.	16,150	1,958,834
Ascena Retail Group, Inc.*	151,450	2,604,940
Chico’s FAS, Inc.	147,950	2,349,446
DSW, Inc., Class A	78,377	2,617,008

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Office Depot, Inc.*	1,330,650	5,442,358
Ross Stores, Inc.	52,200	3,553,776
		20,345,982
Technology Hardware, Storage & Peripherals—0.59%
Avid Technology, Inc.*	259,500	1,959,225
Logitech International SA1	94,125	1,265,981
		3,225,206
Textiles, apparel & luxury goods—0.36%
Hanesbrands, Inc.	23,625	1,939,376

Thrifts & mortgage finance—0.96%
Essent Group Ltd.*	129,497	2,441,018
Ladder Capital Corp. Class A*	154,700	2,767,583
		5,208,601
Trading companies & distributors—2.19%
AerCap Holdings NV*	156,250	6,520,313
MSC Industrial Direct Co, Inc.	58,900	5,363,434
		11,883,747
Total common stocks (cost—$463,516,812)		531,387,244

	Face amount($)
Repurchase agreement—4.09%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $21,877,859 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $2,523,016 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$22,693,244); proceeds: $22,248,000 (cost—$22,248,000)	22,248,000	22,248,000

	Number of shares
Investment of cash collateral from securities loaned—5.79%
Money market fund—5.79%
UBS Private Money Market Fund LLC[3] (cost—$31,445,899)	31,445,899	31,445,899
Total investments (cost—$517,210,711)[4]—107.67%		585,081,143
Liabilities in excess of other assets—(7.67)%		(41,681,733)
Net assets—100.00%		543,399,410

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$78,176,221
Gross unrealized depreciation	(10,305,789)
Net unrealized appreciation	$67,870,432

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	531,384,631	—	2,613	531,387,244
Repurchase agreement	—	22,248,000	—	22,248,000
Investments of cash collateral from securities loaned	—	31,445,899	—	31,445,899
Total	531,384,631	53,693,899	2,613	585,081,143

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

Common stock ($)
Beginning balance	871
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	1,742
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,613

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2014 was $1,742.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.1
Bermuda	2.0
Netherlands	1.1
Puerto Rico	0.7
Liberia	0.4
Ireland	0.4
Switzerland	0.4
Australia	0.3
Canada	0.3
Marshall Islands	0.2
Israel	0.1
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

2	Illiquid investment as of April 30, 2014.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	30,367,763	201,620,199	200,542,063	31,445,899	1,972

4	Includes $31,303,377 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $31,445,899.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—96.98%
Aerospace & defense—1.15%
Hexcel Corp.*	94,053	3,921,070
TransDigm Group, Inc.	3,485	619,877
Triumph Group, Inc.	21,052	1,364,380
		5,905,327
Air freight & logistics—1.27%
Forward Air Corp.	48,893	2,162,537
XPO Logistics, Inc.*	160,871	4,366,039
		6,528,576
Airlines—0.02%
Hawaiian Holdings, Inc.*	6,278	90,717

Auto components—2.39%
Dorman Products, Inc.*	83,799	4,822,632
Gentex Corp.	136,922	3,925,554
Motorcar Parts of America, Inc.*	56,445	1,548,851
Tenneco, Inc.*	33,359	1,997,203
		12,294,240
Banks—0.36%
Texas Capital Bancshares, Inc.*	33,027	1,855,787

Biotechnology—4.07%
ACADIA Pharmaceuticals, Inc.*,1	102,402	2,061,352
Aegerion Pharmaceuticals, Inc.*	16,153	714,932
Alnylam Pharmaceuticals, Inc.*	19,903	985,796
Cancer Genetics, Inc.*,1	50,976	749,347
Cepheid, Inc.*,1	162,742	7,076,022
Intercept Pharmaceuticals, Inc.*	2,028	535,635
InterMune, Inc.*	4,951	158,828
Isis Pharmaceuticals, Inc.*	28,648	762,323
Ligand Pharmaceuticals, Inc.*	24,887	1,572,112
Medivation, Inc.*	30,732	1,850,374
Pharmacyclics, Inc.*	1,632	154,355
Puma Biotechnology, Inc.*	7,839	592,158
Repligen Corp.*	59,866	948,876
Sunesis Pharmaceuticals, Inc.*	167,230	857,890
Synageva BioPharma Corp.*	15,021	1,297,364
Vertex Pharmaceuticals, Inc.*	9,397	636,177
		20,953,541
Building products—0.40%
Builders FirstSource, Inc.*	38,499	302,217
Continental Building Products, Inc.*	69,074	1,174,258

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
USG Corp.*	18,900	564,354
		2,040,829
Capital markets—1.55%
Financial Engines, Inc.	75,155	3,325,609
Lazard Ltd., Class A	38,320	1,802,956
Waddell & Reed Financial, Inc. Class A	27,128	1,829,784
WisdomTree Investments, Inc.*	90,850	1,025,696
		7,984,045
Chemicals—1.71%
Axiall Corp.	51,547	2,402,090
FMC Corp.	27,739	2,135,903
H.B. Fuller Co.	50,017	2,317,288
RPM International, Inc.	45,131	1,925,288
		8,780,569
Commercial services & supplies—6.53%
CyrusOne, Inc.	78,296	1,565,920
Healthcare Services Group, Inc.	111,265	3,237,812
Herman Miller, Inc.	43,205	1,332,010
Innerworkings, Inc.*	170,687	1,228,946
Mobile Mini, Inc.	126,856	5,604,498
Portfolio Recovery Associates, Inc.*	117,518	6,716,154
Ritchie Brothers Auctioneers, Inc.[1]	231,758	5,793,950
Rollins, Inc.	183,490	5,519,379
Team, Inc.*	5,744	246,360
Waste Connections, Inc.	52,331	2,337,103
		33,582,132
Communications equipment—0.83%
Aruba Networks, Inc.*	70,243	1,388,704
AudioCodes Ltd.*	94,916	541,971
Digi International, Inc.*	165,927	1,470,113
Ubiquiti Networks, Inc.*,1	22,614	875,840
		4,276,628
Construction & engineering—0.02%
Furmanite Corp.*	11,390	119,367

Construction materials—0.23%
Martin Marietta Materials, Inc.[1]	9,621	1,196,179

Consumer finance—0.11%
Cardtronics, Inc.*	16,314	546,193

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—0.86%
Berry Plastics Group, Inc.*	95,944	2,157,781
Crown Holdings, Inc.*	47,803	2,254,867
		4,412,648
Diversified consumer services—2.71%
Bright Horizons Family Solutions, Inc.*	52,234	2,130,102
Grand Canyon Education, Inc.*	188,540	8,129,845
K12, Inc.*,1	107,525	2,546,192
LifeLock, Inc.*	63,531	997,437
Sotheby’s	3,757	158,019
		13,961,595
Diversified financial services—0.31%
CBOE Holdings, Inc.	29,935	1,597,332

Diversified telecommunication services—0.25%
Cogent Communications Group, Inc.	32,664	1,125,928
inContact, Inc.*	17,035	140,539
		1,266,467
Electrical equipment—0.63%
Acuity Brands, Inc.	7,202	897,153
Encore Wire Corp.	6,503	316,891
Power Solutions International, Inc.*	6,043	500,058
PowerSecure International, Inc.*	68,907	1,531,803
		3,245,905
Electronic equipment, instruments & components—2.08%
Belden, Inc.	29,033	2,142,926
Cognex Corp.*	41,814	1,439,656
Coherent, Inc.*	25,418	1,517,709
CUI Global, Inc.*	30,512	277,964
Methode Electronics, Inc.	7,233	200,643
National Instruments Corp.	184,690	5,043,884
NeoPhotonics Corp.*	16,822	97,063
		10,719,845
Energy equipment & services—0.27%
C&J Energy Services, Inc.*	14,425	433,616
Natural Gas Services Group, Inc.*	16,435	504,390
Precision Drilling Corp.	33,250	432,250
		1,370,256
Food & staples retailing—1.85%
Fairway Group Holdings Corp.*,1	257,359	1,783,498
Susser Holdings Corp.*,1	8,155	631,034

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—(concluded)
The Fresh Market, Inc.*,1	47,341	1,756,351
United Natural Foods, Inc.*	77,788	5,369,706
		9,540,589
Food products—0.50%
Amira Nature Foods Ltd.*,1	9,670	150,465
Inventure Foods, Inc.*	15,765	189,495
J&J Snack Foods Corp.	4,794	448,718
The Hain Celestial Group, Inc.*	21,029	1,808,915
		2,597,593
Health care equipment & supplies—3.81%
Abaxis, Inc.*,1	68,078	2,764,648
Align Technology, Inc.*	16,052	808,860
Cantel Medical Corp.	16,677	553,009
Cardiovascular Systems, Inc.*	14,150	406,812
DexCom, Inc.*	82,024	2,660,859
Endologix, Inc.*	158,869	2,014,459
Neogen Corp.*	107,192	4,477,946
Novadaq Technologies, Inc.*	35,376	553,634
Sirona Dental Systems, Inc.*	27,183	2,044,705
Spectranetics Corp.*	60,908	1,294,904
Staar Surgical Co.*	3,864	65,727
Thoratec Corp.*	60,143	1,971,488
		19,617,051
Health care providers & services—7.14%
Acadia Healthcare Co., Inc.*	103,476	4,348,062
Air Methods Corp.*	24,738	1,377,164
Bio-Reference Laboratories, Inc.*,1	107,229	2,723,617
Chemed Corp.[1]	63,365	5,276,404
Community Health Systems, Inc.*	109,042	4,131,601
Envision Healthcare Holdings, Inc.*	68,888	2,327,726
IPC The Hospitalist Co.*	60,445	2,448,022
Magellan Health Services, Inc.*	48,760	2,814,427
MEDNAX, Inc.*	93,610	5,546,392
Team Health Holdings, Inc.*	50,049	2,426,376
WellCare Health Plans, Inc.*	48,681	3,284,507
		36,704,298
Health care technology—0.99%
athenahealth, Inc.*	29,068	3,593,967
Medidata Solutions, Inc.*	18,506	671,953

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Merge Healthcare, Inc.*	357,929	816,078
		5,081,998
Hotels, restaurants & leisure—4.23%
Bloomin’ Brands, Inc.*	80,260	1,711,143
Del Frisco’s Restaurant Group, Inc.*	20,806	541,164
Fiesta Restaurant Group, Inc.*	14,522	531,650
Jack in the Box, Inc.*	20,483	1,096,660
Kona Grill, Inc.*	23,613	553,725
Life Time Fitness, Inc.*,1	36,574	1,755,552
Multimedia Games Holding Co., Inc.*	54,749	1,598,671
Red Robin Gourmet Burgers, Inc.*	72,122	4,902,854
SeaWorld Entertainment, Inc.	79,745	2,397,135
The Cheesecake Factory, Inc.	89,105	3,999,923
Wyndham Worldwide Corp.	37,153	2,650,495
		21,738,972
Household durables—0.69%
Harman International Industries, Inc.	28,480	3,121,693
The Dixie Group, Inc.*	27,771	418,509
		3,540,202
Industrial conglomerates—0.40%
Carlisle Cos., Inc.	24,846	2,043,583

Internet & catalog retail—0.74%
HomeAway, Inc.*	79,087	2,579,818
HSN, Inc.	21,200	1,230,448
		3,810,266
Internet software & services—4.11%
ChannelAdvisor Corp.*	82,400	2,162,176
DealerTrack Holdings, Inc.*	119,953	5,480,653
Global Eagle Entertainment, Inc.*	8,300	91,549
Internap Network Services Corp.*	351,281	2,360,608
Marchex, Inc., Class B	112,254	1,038,350
Marketo, Inc.*	56,151	1,523,938
NIC, Inc.	9,896	181,493
Pandora Media, Inc.*	12,600	295,092
Perficient, Inc.*	38,900	710,703
SciQuest, Inc.*	112,145	2,689,237
Shutterstock, Inc.*	5,322	385,898
SPS Commerce, Inc.*	72,221	3,741,048

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
WebMD Health Corp.*,1	10,382	457,742
		21,118,487
IT services—4.28%
Cass Information Systems, Inc.	49,180	2,484,082
Echo Global Logistics, Inc.*	96,761	1,892,645
Euronet Worldwide, Inc.*	34,652	1,593,645
ExlService Holdings, Inc.*	87,929	2,487,951
Heartland Payment Systems, Inc.	67,830	2,776,960
MAXIMUS, Inc.	144,570	6,154,345
Vantiv, Inc., Class A*	150,825	4,637,869
		22,027,497
Leisure products—0.97%
Brunswick Corp.	40,457	1,625,967
Nautilus, Inc.*	47,231	393,434
Polaris Industries, Inc.	22,121	2,971,514
		4,990,915
Life sciences tools & services—1.17%
ICON PLC*	7,914	306,826
PAREXEL International Corp.*	46,041	2,087,959
Techne Corp.	40,670	3,632,238
		6,027,023
Machinery—3.17%
Lincoln Electric Holdings, Inc.	27,218	1,818,434
Middleby Corp.*	4,632	1,169,487
Proto Labs, Inc.*	47,480	2,874,439
Terex Corp.	72,879	3,154,932
Trimas Corp.*	62,323	2,234,903
Wabash National Corp*	23,861	318,783
Wabtec Corp.	25,509	1,901,696
Woodward, Inc.	62,967	2,822,811
		16,295,485
Marine—0.05%
Baltic Trading Ltd.[1]	45,611	273,210

Media—0.53%
Cinemark Holdings, Inc.	71,781	2,126,153
Sinclair Broadcast Group, Inc., Class A	21,857	584,238
		2,710,391
Multiline retail—0.38%
Burlington Stores, Inc.*	60,560	1,573,954
Tuesday Morning Corp.*	26,911	376,216
		1,950,170

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—3.32%
American Eagle Energy Corp.*	82,055	566,180
Bill Barrett Corp.*	129,129	3,057,775
Diamondback Energy, Inc.*	21,812	1,569,155
Gulfport Energy Corp.*	14,311	1,054,291
Halcon Resources Corp.*,1	146,906	810,921
Kodiak Oil & Gas Corp.*	128,740	1,636,285
Magnum Hunter Resources Corp.*	380,215	3,231,828
Oasis Petroleum, Inc.*	53,862	2,505,122
Rice Energy, Inc.*	15,600	463,320
Sanchez Energy Corp.*,1	43,818	1,239,173
Synergy Resources Corp.*	82,613	961,615
		17,095,665
Paper & forest products—0.92%
Boise Cascade Co.*	188,193	4,708,589

Pharmaceuticals—0.93%
ANI Pharmaceuticals, Inc.*	20,234	629,480
BioDelivery Sciences International, Inc.*,1	119,063	1,060,851
Dipexium Pharmaceuticals, Inc.*	38,892	371,808
Horizon Pharma, Inc.*,1	49,205	697,727
Jazz Pharmaceuticals PLC*	5,097	687,585
Lannett Co., Inc.*	38,228	1,320,013
		4,767,464
Professional services—4.50%
Acacia Research	86,761	1,391,646
CoStar Group, Inc.*	26,063	4,193,276
Huron Consulting Group, Inc.*	25,996	1,850,915
Kforce, Inc.	130,172	3,009,577
Korn/Ferry International*	63,519	1,845,227
Manpower, Inc.	28,576	2,324,372
On Assignment, Inc.*	71,882	2,515,870
The Advisory Board Co.*	55,190	3,160,179
TriNet Group, Inc.*	17,700	379,665
WageWorks, Inc.*	58,299	2,470,129
		23,140,856
Real estate investment trusts—0.35%
The Geo Group, Inc.	54,241	1,818,701

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—1.36%
Celadon Group, Inc.	9,999	230,077
Genesee & Wyoming, Inc., Class A*	27,133	2,686,438
Marten Transport Ltd.	13,851	324,945
Old Dominion Freight Line, Inc.*	10,472	634,917
Roadrunner Transportation Systems, Inc.*	99,765	2,457,212
Swift Transportation Co.*	28,011	673,665
		7,007,254
Semiconductors & semiconductor equipment—3.51%
Avago Technologies Ltd.	16,570	1,052,195
Cabot Microelectronics Corp.*	80,041	3,471,378
CEVA, Inc.*	96,827	1,571,502
MaxLinear, Inc., Class A*	79,447	625,248
Mellanox Technologies Ltd.*	59,462	2,079,386
Power Integrations, Inc.	62,295	2,942,193
Semtech Corp.*	200,488	4,807,702
Teradyne, Inc.*	85,973	1,519,143
		18,068,747
Software—8.83%
Allot Communications Ltd.*	129,877	1,771,522
Cadence Design Systems, Inc.*	159,794	2,486,395
Callidus Software, Inc.*	33,806	322,678
CommVault Systems, Inc.*	61,374	2,970,502
Concur Technologies, Inc.*	10,924	879,054
Ebix, Inc.[1]	95,882	1,513,018
FleetMatics Group PLC*	35,595	1,068,918
Fortinet, Inc.*	27,196	597,768
Glu Mobile, Inc.*,1	140,259	561,036
Guidewire Software, Inc.*	4,200	158,592
Imperva, Inc.*	103,086	2,358,608
Informatica Corp.*	55,238	1,958,187
Pegasystems, Inc.	145,914	2,417,795
Proofpoint, Inc.*	134,756	3,428,193
PROS Holdings, Inc.*	5,900	161,660
QLIK Technologies, Inc.*	100,744	2,214,353
ServiceNow, Inc.*	25,474	1,266,567
SS&C Technologies Holdings, Inc.*	53,689	2,089,576
Synchronoss Technologies, Inc.*	177,815	5,412,688
Tyler Technologies, Inc.*	5,949	485,736
Ultimate Software Group, Inc.*	63,973	7,653,090
Varonis Systems, Inc.*	28,977	732,249
Verint Systems, Inc.*	66,260	2,900,200
		45,408,385

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—6.77%
Asbury Automotive Group, Inc.*	29,870	1,844,174
Ascena Retail Group, Inc.*	103,621	1,782,281
Dick’s Sporting Goods, Inc.	38,241	2,013,771
Five Below, Inc.*	94,335	3,802,644
Francesca’s Holdings Corp.*	102,751	1,681,006
Hibbett Sports, Inc.*,1	32,149	1,731,224
Lithia Motors, Inc., Class A	75,336	5,595,958
Lumber Liquidators Holdings, Inc.*	9,397	819,043
Monro Muffler Brake, Inc.	3,836	216,350
Office Depot, Inc.*	499,052	2,041,123
Penske Automotive Group, Inc.	9,955	456,536
Restoration Hardware Holdings, Inc.*	32,454	2,024,805
The Children’s Place Retail Stores, Inc.	41,110	1,973,280
The Finish Line, Inc., Class A	6,570	180,872
Tile Shop Holdings, Inc.*,1	183,270	2,583,191
Urban Outfitters, Inc.*	68,635	2,447,181
Vitamin Shoppe, Inc.*	31,460	1,506,305
Williams-Sonoma, Inc.	33,464	2,102,208
		34,801,952
Technology Hardware, Storage & Peripherals—1.22%
Stratasys Ltd.*	38,174	3,697,916
Super Micro Computer, Inc.*	42,562	866,562
Synaptics, Inc.*	27,575	1,713,786
		6,278,264
Textiles, apparel & luxury goods—0.23%
G-III Apparel Group Ltd.*	9,473	679,877
Kate Spade & Co.*	14,743	512,614
		1,192,491
Thrifts & mortgage finance—0.66%
BankUnited, Inc.	67,560	2,228,804
Tree.com, Inc.*	39,776	1,156,686
		3,385,490
Trading companies & distributors—1.62%
Aceto Corp.	7,976	174,515
Beacon Roofing Supply, Inc.*	192,360	6,844,169
DXP Enterprises, Inc.*	7,782	881,000

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Stock Building Supply Holdings, Inc.*	24,680	427,211
		8,326,895
Total common stocks (cost—$426,386,461)		498,796,661

	Number of warrants
Warrants—0.00%
Oil, gas & consumable fuels—0.00%
Magnum Hunter Resources Corp., strike price $8.50, expires 04/15/16*,1 (cost—$0)	53,494	0

	Number of shares
Investment company—1.14%
iShares Russell 2000 Growth Index Fund (cost—$6,003,420)	45,570	5,882,631

	Face amount ($)
Repurchase agreement—1.85%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $9,352,765 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $1,078,587 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value-$9,701,342); proceeds: $9,511,000 (cost—$9,511,000)	9,511,000	9,511,000

	Number of shares
Investment of cash collateral from securities loaned—3.89%
Money market fund—3.89%
UBS Private Money Market Fund LLC[2] (cost—$19,991,208)	19,991,208	19,991,208
Total investments (cost—$461,892,089)[3]—103.86%		534,181,500
Liabilities in excess of other assets—(3.86)%		(19,849,265)
Net assets—100.00%		514,332,235

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$87,117,301
Gross unrealized depreciation	(14,827,890)
Net unrealized appreciation	$72,289,411

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	498,796,661	—	—	498,796,661
Warrants	—	—	0	0
Investment company	5,882,631	—	—	5,882,631
Repurchase agreement	—	9,511,000	—	9,511,000
Investments of cash collateral from securities loaned	—	19,991,208	—	19,991,208
Total	504,679,292	29,502,208	0	534,181,500

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014.

Warrants ($)
Beginning balance	—
Purchases	—
Issuance	0
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2014 was $0.

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	95.9
Canada	1.6
Israel	1.5
Ireland	0.4
Bermuda	0.3
Singapore	0.2
Marshall Islands	0.1
British Virgin Islands	0.0	†
Total	100.0

†  Amount represents less than 0.05%

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13 ($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	41,413,440	197,361,052	218,783,284	19,991,208	2,403

3

Includes $19,655,039 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $19,991,208 and non-cash collateral of $7,836.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks
Aerospace & defense	0.75%
Air freight & logistics	0.03
Airlines	0.54
Auto components	1.54
Automobiles	1.46
Banks	7.93
Beverages	1.39
Biotechnology	0.25
Building products	1.45
Capital markets	2.51
Chemicals	3.34
Commercial services & supplies	1.19
Communications equipment	0.72
Construction & engineering	0.41
Construction materials	0.34
Consumer finance	0.18
Containers & packaging	0.32
Distributors	0.16
Diversified financial services	1.35
Diversified telecommunication services	7.10
Electric utilities	3.38
Electrical equipment	3.02
Electronic equipment, instruments & components	0.82
Energy equipment & services	2.20
Food & staples retailing	3.76
Food products	3.03
Gas utilities	0.63
Health care equipment & supplies	2.39
Health care providers & services	0.03
Hotels, restaurants & leisure	3.13
Household durables	0.60
Household products	0.42
Industrial conglomerates	1.61
Insurance	9.25
Internet software & services	0.92
IT services	0.57
Leisure products	0.48
Life sciences tools & services	0.32

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks—(concluded)
Machinery	1.97%
Marine	0.89
Media	1.69
Metals & mining	2.03
Multi-utilities	1.90
Multiline retail	0.24
Oil, gas & consumable fuels	6.79
Paper & forest products	0.63
Personal products	1.40
Pharmaceuticals	9.11
Professional services	0.74
Real estate investment trusts	1.36
Real estate management & development	2.18
Road & rail	0.57
Semiconductors & semiconductor equipment	3.34
Software	1.55
Specialty retail	0.12
Textiles, apparel & luxury goods	1.61
Tobacco	0.41
Trading companies & distributors	0.30
Transportation infrastructure	0.39
Wireless telecommunication services	1.40
Total common stocks	110.14
Preferred stocks
Aerospace & defense	0.01
Household products	0.19
Total preferred stocks	0.20

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Rights	0.00	[1]
Repurchase agreement	0.78
Investment of cash collateral from securities loaned	3.63
Investments sold short
Aerospace & defense	(0.23)
Auto components	(0.08)
Automobiles	(0.04)
Banks	(0.76)
Beverages	(0.01)
Biotechnology	(0.14)
Capital markets	(0.34)
Chemicals	(0.21)
Commercial services & supplies	(0.03)
Construction & engineering	(0.04)
Containers & packaging	(0.00	)1
Distributors	(0.01)
Diversified consumer services	(0.04)
Diversified financial services	(0.70)
Diversified telecommunication services	(0.13)
Electric utilities	(0.29)
Electrical equipment	(0.03)
Electronic equipment, instruments & components	(0.05)
Energy equipment & services	(0.07)
Food & staples retailing	(0.38)
Food products	(0.20)
Gas utilities	(0.04)
Health care equipment & supplies	(0.05)
Health care providers & services	(0.38)
Health care technology	(0.00)[1]
Hotels, restaurants & leisure	(0.05)
Household durables	(0.02)
Independent Power and Renewable Electricity Producers	(0.07)
Insurance	(0.33)
Internet & catalog retail	(0.20)
Internet software & services	(0.03)
Leisure products	(0.06)
Machinery	(0.03)
Media	(0.39)
Metals & mining	(0.88)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Investments sold short—(concluded)
Multi-utilities	(0.36)
Oil, gas & consumable fuels	(0.70)
Paper & forest products	(0.41)
Pharmaceuticals	(0.00)[1]
Professional services	(0.32)
Real estate investment trusts	(0.87)
Real estate management & development	(0.84)
Road & rail	(0.23)
Semiconductors & semiconductor equipment	(0.56)
Specialty retail	(0.24)
Technology hardware, storage & peripherals	(0.25)
Textiles, apparel & luxury goods	(0.38)
Trading companies & distributors	(0.14)
Transportation infrastructure	(0.07)
Wireless telecommunication services	(0.02)
Total investments sold short	(11.70)
Liabilities in excess of other assets	(3.05)
Net assets	100.00%

1                Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2014.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—110.14%
Australia—6.63%
Amcor Ltd.	367,183	3,510,054
AMP Ltd.	2,023,437	9,492,856
Australia & New Zealand Banking Group Ltd.	6,793	217,530
Bank of Queensland Ltd.	86,394	983,988
Bendigo and Adelaide Bank Ltd.[1]	126,242	1,349,880
BHP Billiton Ltd.	23,785	834,134
CFS Retail Property Trust Group	998,038	1,863,627
Coca-Cola Amatil Ltd.[1]	35,122	301,812
Cochlear Ltd.	565	30,805
Commonwealth Bank of Australia	42,287	3,099,558
CSL Ltd.	34,367	2,184,761
Dexus Property Group	254,437	268,282
Flight Centre Travel Group Ltd.[1]	30,824	1,539,158
Fortescue Metals Group Ltd.[1]	479,045	2,247,416
Goodman Group	157,291	727,694
GPT Group	21,347	77,739
Macquarie Group Ltd.	46,859	2,511,798
Metcash Ltd.[1]	271,035	699,981
Newcrest Mining Ltd.*,1	496,966	4,829,189
Orica Ltd.[1]	38,399	780,161
Origin Energy Ltd.	108,749	1,505,315
QBE Insurance Group Ltd.	812,879	8,744,808
REA Group Ltd.	21,136	918,345
SP AusNet	490,070	637,385
Stockland	528,663	1,910,488
Suncorp Group Ltd.	477,969	5,781,314
Sydney Airport	49,651	194,651
Tabcorp Holdings Ltd.[1]	354,145	1,223,883
Toll Holdings Ltd.[1]	6,421	31,555
Transurban Group	90,539	611,485
Treasury Wine Estates Ltd.[1]	363,062	1,285,055
Westfield Retail Trust	1,419,138	4,205,631
Westpac Banking Corp.	138,831	4,529,568
Woodside Petroleum Ltd.	56,240	2,131,676
WorleyParsons Ltd.	134,181	2,095,437
Total Australia common stocks		73,357,019

Austria—0.21%
Andritz AG2	12,148	753,942
Telekom Austria AG	46,260	458,878
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,546	668,814

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Austria—(concluded)
Voestalpine AG	9,971	455,114
Total Austria common stocks		2,336,748

Belgium—0.30%
Ageas	5,126	220,351
Ageas STRIP VVPR*,3	7,563	11
Belgacom SA	14,554	445,424
Colruyt SA	3,412	192,848
Delhaize Group SA	3,449	256,187
Groupe Bruxelles Lambert SA1	11,032	1,115,293
Solvay SA	4,509	730,024
Telenet Group Holding N.V.	6,696	392,443
Total Belgium common stocks		3,352,581

Bermuda—1.12%
Jardine Matheson Holdings Ltd., ADR	62,400	3,887,520
Kerry Properties Ltd.	34,000	111,609
Kunlun Energy Co. Ltd.	3,058,033	4,772,661
Li & Fung Ltd.	1,204,000	1,748,630
Noble Group Ltd.	1,876,000	1,922,836
Total Bermuda common stocks		12,443,256

Brazil—1.67%
BB Seguridade Participacoes SA	877,566	10,284,023
BM&FBovespa SA	1,599,425	8,177,349
Total Brazil common stocks		18,461,372

Canada—1.66%
Pacific Rubiales Energy Corp.	590,010	9,630,290
Potash Corp. of Saskatchewan, Inc.	240,114	8,682,522
Total Canada common stocks		18,312,812

Cayman Islands—0.96%
Ctrip.com International Ltd., ADR*	61,289	2,864,648
Hengan International Group Co. Ltd.	474,828	5,000,639
MGM China Holdings Ltd.	575,200	2,003,160
Sands China Ltd.	40,400	294,938

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Wynn Macau Ltd.	127,600	502,800
Total Cayman Islands common stocks		10,666,185

Curacao—0.85%
Schlumberger Ltd.	92,715	9,415,208

Denmark—2.91%
AP Moller - Maersk A/S, Class B	3,005	7,160,613
Carlsberg A/S, Class B	636	63,541
Coloplast A/S, Class B	91,959	7,715,668
DSV A/S	60,739	2,026,515
Novo Nordisk A/S, ADR	204,563	9,285,114
Novo Nordisk A/S, Class B	24,827	1,119,984
Novozymes A/S, B Shares	8,260	395,651
TDC A/S	355,277	3,334,849
Tryg A/S	3,339	317,143
William Demant Holding A/S*	9,078	812,802
Total Denmark common stocks		32,231,880

Finland—1.44%
Metso Oyj[1]	31,248	1,252,003
Neste Oil Oyj[1]	80,984	1,662,826
Nokia Oyj*	225,141	1,685,124
Orion Oyj, Class B	20,825	634,747
Sampo Oyj, A Shares[1,2]	73,666	3,657,755
Stora Enso Oyj, R Shares	117,018	1,192,423
UPM-Kymmene Oyj[1,2]	329,806	5,765,207
Wartsila Oyj Abp	1,349	75,123
Total Finland common stocks		15,925,208

France—10.82%
Alcatel-Lucent*,1	330,468	1,321,324
Atos Origin SA	26,175	2,259,812
AXA SA	56,448	1,470,328
Bureau Veritas SA	17,047	520,303
Cap Gemini SA	12,965	915,717
Carrefour SA1	46,699	1,816,003
CGG SA*	53,799	929,989
Cie de Saint-Gobain	148,068	9,042,678
Cie Generale des Etablissements Michelin	8,561	1,045,185
CNP Assurances	23,609	544,043

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Dassault Systemes	2,165	266,210
Electricite de France (EDF)[2]	148,254	5,686,026
Essilor International SA2	37,509	4,011,616
France Telecom SA2	1,068,088	17,300,145
GDF Suez, STRIP VVPR*,3	23,226	32
Iliad SA	55,559	14,992,010
Lagardere S.C.A.	7,952	332,897
LVMH Moet Hennessy Louis Vuitton SA	5,757	1,132,153
Pernod Ricard SA	37,376	4,485,852
Publicis Groupe SA	18,560	1,581,001
Sanofi SA2	184,178	19,935,610
Societe BIC SA	508	67,362
Societe Generale SA	66,241	4,117,093
Total SA	170,384	12,168,952
Vallourec SA	54,343	3,212,107
Veolia Environnement SA1,2	204,088	3,805,420
Vinci SA	58,525	4,412,116
Wendel SA	15,465	2,328,979
Total France common stocks		119,700,963

Germany—6.42%
Allianz SE1,2	26,013	4,505,726
Commerzbank AG*	100,900	1,792,489
Continental AG2	5,468	1,280,900
Daimler AG	60,035	5,557,909
Deutsche Lufthansa AG1	140,132	3,514,970
Deutsche Post AG	8,191	308,356
Deutsche Telekom AG	594,456	9,966,719
E.ON SE1,2	302,125	5,778,023
GEA Group AG	66,089	2,956,497
Hochtief AG	159	14,777
K+S AG1	42,164	1,474,397
Merck KGaA	732	123,439
Metro AG*,2	81,705	3,264,577
ProSiebenSat.1 Media AG	25,891	1,132,014
RWE AG	179,392	6,840,449
SAP AG	91,391	7,358,964
Siemens AG2	52,832	6,963,162
Suedzucker AG1	47,602	1,014,384
ThyssenKrupp AG*,2	230,920	6,573,925

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
United Internet AG	14,656	629,103
Total Germany common stocks		71,050,780

Guernsey—0.10%
Resolution Ltd.	227,349	1,145,042

Hong Kong—3.67%
AIA Group Ltd.	2,193,029	10,635,679
Bank of East Asia Ltd.	106,200	437,652
BOC Hong Kong Holdings Ltd.	639,500	1,872,403
Cathay Pacific Airways Ltd.	511,000	964,928
China Mobile Ltd.	485,000	4,610,439
CLP Holdings Ltd.	313,500	2,507,046
Galaxy Entertainment Group Ltd.*	167,000	1,310,721
Hang Lung Properties Ltd.	217,000	645,154
Hang Seng Bank Ltd.[2]	276,723	4,507,976
HKT Trust/HKT Ltd.	582,000	608,803
Hong Kong & China Gas Co. Ltd.	333,000	767,971
Hutchison Whampoa Ltd.[2]	252,491	3,452,111
Hysan Development Co. Ltd.	45,000	192,411
MTR Corp. Ltd.	579,500	2,186,313
New World Development Co. Ltd.	1,892,000	1,952,289
PCCW Ltd.	797,000	425,590
SJM Holdings Ltd.	1,259,000	3,491,381
Total Hong Kong common stocks		40,568,867

Indonesia—0.26%
PT Bank Rakyat Indonesia Persero Tbk	3,333,053	2,854,061

Ireland—0.32%
Bank of Ireland*	8,985,401	3,527,847

Israel—2.11%
Bank Leumi Le-Israel*	245,633	960,386
Bezeq The Israeli Telecommunication Corp. Ltd.	1,219,553	2,209,680
Check Point Software Technologies Ltd.*	80,631	5,165,222
Delek Group Ltd.	2,662	1,077,723
Israel Chemicals Ltd.	242,462	2,148,211
Mizrahi Tefahot Bank Ltd.	566	7,563
NICE Systems Ltd.	3,276	142,192
Teva Pharmaceutical Industries Ltd.	14,937	744,584

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Teva Pharmaceutical Industries Ltd., ADR	203,600	9,947,896
The Israel Corp. Ltd.*	1,741	981,561
Total Israel common stocks		23,385,018

Italy—3.12%
Assicurazioni Generali SpA[2]	282,593	6,598,289
Enel SpA[2]	686,600	3,880,705
ENI SpA	427,833	11,105,392
Fiat SpA*	310,417	3,738,101
Finmeccanica SpA*	110,169	1,017,169
Pirelli & C. SpA	46,862	785,369
Prysmian SpA	11,719	304,681
Saipem SpA	3,713	99,419
Snam SpA	531,155	3,192,240
Telecom Italia SpA*	553,280	708,872
Terna Rete Elettrica Nazionale SpA	565,970	3,062,273
UnipolSai SpA*	6,447	23,667
Total Italy common stocks		34,516,177

Japan—15.73%
Advantest. Corp.[1]	97,000	1,068,343
Aeon Financial Service Co. Ltd.[1]	40,500	1,018,492
AEON Mall Co. Ltd.	70,300	1,673,695
Air Water, Inc.	35,000	491,270
Astellas Pharma, Inc.	231,300	2,572,388
Bridgestone Corp.	78,100	2,795,970
Calbee, Inc.	47,000	1,151,152
Canon, Inc.[2]	516,987	16,257,771
Chubu Electric Power Co., Inc.*	80,200	912,335
Citizen Holdings Co. Ltd.[1]	48,700	357,265
Coca-Cola West Co. Ltd.	38,900	676,522
Credit Saison Co Ltd[1]	43,800	931,395
Dai Nippon Printing Co. Ltd.	63,000	568,162
Daiichi Sankyo Co. Ltd.	79,000	1,323,686
Dainippon Sumitomo Pharma Co. Ltd.	14,900	226,047
Daito Trust Construction Co. Ltd.[2]	34,500	3,506,187
Dena Co. Ltd.[1]	65,100	1,095,241
Eisai Co. Ltd.[1]	84,600	3,262,853
FANUC Corp.[2]	22,000	3,959,505
Fuji Heavy Industries Ltd.	61,900	1,625,681
Hamamatsu Photonics KK	14,300	643,420

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Hirose Electric Co. Ltd.	4,000	563,799
Hisamitsu Pharmaceutical Co., Inc.	10,200	427,016
Hitachi Metals Ltd.	51,000	691,407
Hokuhoku Financial Group, Inc.	129,000	248,574
Hoya Corp.	183,200	5,400,937
Hulic Co. Ltd.	134,100	1,612,059
Idemitsu Kosan Co. Ltd.	600	13,234
Iida Group Holdings Co. Ltd.	7,500	111,508
Isuzu Motors Ltd.[1]	222,000	1,287,680
Itochu Techno-Science Corp.	600	24,972
Japan Airlines Co. Ltd.	18,700	967,604
Japan Real Estate Investment Corp.[1]	473	2,502,988
JFE Holdings, Inc.	50,507	933,714
JSR Corp.	33,400	547,220
Kajima Corp.[1]	17,000	64,684
Kakaku.com, Inc.	14,600	207,786
Kamigumi Co. Ltd.	35,000	333,447
Kao Corp.	271,500	10,216,271
Kawasaki Heavy Industries Ltd.[1]	19,000	70,436
Keio Corp.[1]	27,000	190,942
Keyence Corp.[2]	2,400	924,576
Kirin Holdings Co. Ltd.	486,600	6,734,866
Kobe Steel Ltd.	594,000	778,559
Kuraray Co. Ltd.	200	2,244
Kurita Water Industries Ltd.	24,000	504,720
Kyocera Corp.	100	4,702
Kyowa Hakko Kirin Co. Ltd.	17,000	193,554
Lawson, Inc.	30,000	2,083,435
Makita Corp.	17,900	948,971
Maruichi Steel Tube Ltd.	11,000	278,779
McDonald’s Holdings Co. Japan Ltd.[1]	41,700	1,153,903
Miraca Holdings, Inc.	7,800	337,986
Mitsubishi Estate Co. Ltd.[2]	175,000	3,960,972
Mitsubishi Logistics Corp.[1]	75,000	1,075,463
Mitsubishi Motors Corp.	256,000	2,769,463
Mitsubishi Tanabe Pharma Corp.	1,000	13,694
Mitsui Fudosan Co. Ltd.	48,164	1,423,225
Mitsui O.S.K. Lines Ltd.	238,000	793,838
Murata Manufacturing Co. Ltd.	200	16,628
Nintendo Co. Ltd.[1]	13,600	1,428,708
Nippon Electric Glass Co. Ltd.[1]	204,000	995,706

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Nippon Express Co. Ltd.	6,000	28,346
Nippon Steel & Sumitomo Metal Corp.[1]	745,000	1,952,952
Nippon Yusen Kabushiki Kaisha	696,000	1,885,773
Nissin Foods Holdings Co. Ltd.	10,500	502,225
Nitori Holdings Co. Ltd.	22,500	1,031,080
Nitto Denko Corp.[1]	41,798	1,802,995
NKSJ Holdings, Inc.	26,800	668,198
Nomura Real Estate Holdings, Inc.	80,400	1,498,923
Nomura Research Institute Ltd.	39,400	1,138,817
NTT DoCoMo, Inc.	343,500	5,449,768
NTT Urban Development Corp.	13,700	120,337
Odakyu Electric Railway Co. Ltd.[1]	176,000	1,544,207
Olympus Corp.*,1,2	109,600	3,344,765
Oracle Corp. Japan	23,200	1,067,697
Oriental Land Co. Ltd.	4,200	628,757
ORIX Corp.	53,000	765,697
Otsuka Corp.	10,000	1,182,570
Park24 Co. Ltd.	39,700	724,607
Rinnai Corp.	17,700	1,471,610
Rohm Co. Ltd.	10,000	476,843
Sankyo Co. Ltd.	32,500	1,298,601
Sanrio Co. Ltd.[1]	8,700	275,292
Santen Pharmaceutical Co. Ltd.	23,000	1,025,872
SBI Holdings, Inc.	22,800	259,813
Sega Sammy Holdings, Inc.	32,484	653,270
Sekisui House Ltd.	3,100	37,205
Seven & I Holdings Co. Ltd.	172,900	6,817,234
Sharp Corp.*,1	43,000	107,674
Shimadzu Corp.	25,000	213,479
Shimamura Co. Ltd.	100	9,312
Shimano, Inc.[2]	33,300	3,322,346
Shin-Etsu Chemical Co. Ltd.	6,000	352,013
Shiseido Co. Ltd.[1]	15,900	283,676
Showa Shell Sekiyu K.K.	119,000	1,207,052
Sumco Corp.	100	767
Sumitomo Rubber Industries Ltd.	2,600	36,087
Suntory Beverage & Food Ltd.	44,100	1,537,795
Suzuki Motor Corp.	1,700	43,816
Sysmex Corp.	9,000	284,785
Takeda Pharmaceutical Co. Ltd.[2]	269,800	12,107,814
The Nishi-Nippon City Bank Ltd.	44,000	99,848

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toho Gas Co. Ltd.[1]	163,000	798,777
Tokio Marine Holdings, Inc.	255,600	7,527,868
Tokyo Electron Ltd.	61,000	3,462,444
TonenGeneral Sekiyu KK	86,000	811,757
Toppan Printing Co. Ltd.	24,000	165,032
Toyoda Gosei Co. Ltd.	11,500	211,924
Toyota Motor Corp.	20,626	1,112,858
Toyota Tsusho Corp.[1]	53,100	1,396,644
Trend Micro, Inc.	55,100	1,781,244
Tsumura & Co.[1]	24,000	569,511
Yaskawa Electric Corp.	100	1,128
Total Japan common stocks		174,056,755

Jersey—0.60%
Delphi Automotive PLC	76,783	5,132,176
Shire PLC	26,593	1,516,708
Total Jersey common stocks		6,648,884

Luxembourg—0.18%
ArcelorMittal	118,602	1,925,969
Subsea 7 SA	2,129	42,585
Total Luxembourg common stocks		1,968,554

Netherlands—4.24%
Aegon N.V.	218,439	1,980,440
ASML Holding N.V., NY Registered Shares	141,040	11,479,246
Corio N.V.	43,364	2,029,532
Delta Lloyd N.V.	106,114	2,790,502
Koninklijke Ahold NV	524,040	10,109,304
Reed Elsevier N.V.	255,707	5,216,671
Sensata Technologies Holding N.V.*	174,236	7,399,803
STMicroelectronics N.V.	350,887	3,356,992
Unilever N.V.[2]	58,686	2,514,594
Total Netherlands common stocks		46,877,084

New Zealand—0.59%
Fletcher Building Ltd.	438,381	3,723,457

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Telecom Corp. of New Zealand Ltd.	1,182,562	2,824,634
Total New Zealand common stocks		6,548,091

Norway—0.47%
DnB NOR ASA[1,2]	284,874	5,036,801
Gjensidige Forsikring ASA[1]	8,736	161,073
Total Norway common stocks		5,197,874

Portugal—0.40%
EDP-Electricidade de Portugal SA	286,553	1,391,422
Jeronimo Martins, SGPS SA1	84,637	1,480,093
Portugal Telecom, SGPS, SA1	382,579	1,592,312
Total Portugal common stocks		4,463,827

Singapore—2.41%
ComfortDelGro Corp. Ltd.	198,000	334,817
Global Logistic Properties Ltd.	2,376,420	5,402,247
Hutchison Port Holdings Trust[1]	3,053,000	2,076,040
SembCorp Industries Ltd.	833,000	3,568,006
Singapore Airlines Ltd.[1]	79,000	654,080
Singapore Telecommunications Ltd.	2,350,000	7,179,150
StarHub Ltd.	227,000	751,416
United Overseas Bank Ltd.	301,420	5,231,634
Wilmar International Ltd.	421,000	1,141,740
Yangzijiang Shipbuilding Holdings Ltd.	310,000	271,995
Total Singapore common stocks		26,611,125

South Korea—0.75%
NAVER Corp.	11,546	8,246,345

Spain—4.68%
ACS Actividades de Contruccion y Servicios SA	186	7,967
Amadeus IT Holding SA	18,555	771,110
Banco Bilbao Vizcaya Argentaria SA	149,989	1,840,531
Banco Popular Espanol SA1	49,536	364,236
Banco Santander SA	1,745,160	17,352,357
CaixaBank SA	425,891	2,593,874
Distribuidora Internacional de Alimentacion SA	180,747	1,614,388
Enagas SA	57,981	1,785,766
Ferrovial SA	871	19,334
Gas Natural SDG, SA	13,784	395,181

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Iberdrola SA	1,731,608	12,095,808
Red Electrica Corp. SA	17,295	1,422,376
Repsol SA	15,787	424,900
Telefonica SA	658,991	11,035,006
Total Spain common stocks		51,722,834

Sweden—3.28%
Alfa Laval AB1	5,704	151,324
Boliden AB1	32,412	492,496
Electrolux AB, Series B1	110,017	3,048,978
Elekta AB, B Shares[1]	690,086	9,657,935
Husqvarna AB, B Shares	226,702	1,882,733
Nordea Bank AB2	91,237	1,318,279
Securitas AB, B Shares	169,255	2,042,087
Svenska Handelsbanken, A Shares[2]	36,357	1,824,504
Swedbank AB, A Shares[2]	231,981	6,161,471
Swedish Match AB2	90,367	3,097,844
Tele2 AB, B Shares	621	7,927
Telefonaktiebolaget LM Ericsson, B Shares	412,467	4,979,647
TeliaSonera AB	223,441	1,620,602
Total Sweden common stocks		36,285,827

Switzerland—11.76%
ABB Ltd. *	395,122	9,490,830
Actelion Ltd. *	1,500	147,341
Credit Suisse Group *	77,004	2,441,974
EMS-Chemie Holding AG	102	39,723
Geberit AG2	20,866	6,953,753
Julius Baer Group Ltd. *	219,784	10,276,232
Lonza Group AG *,2	33,430	3,492,658
Nestle SA2	202,261	15,615,992
Novartis AG2	152,630	13,232,211
Roche Holding AG	40,000	11,725,940
Schindler Holding AG	3,866	598,283
SGS SA	2,999	7,479,610
Sonova Holding AG *	4,274	616,746
Sulzer AG	2,938	452,000
Swiss Life Holding AG *,2	17,674	4,341,687
Swiss Prime Site AG *	24,155	2,029,613
Swiss Re AG *,2	72,895	6,365,164
Swisscom AG	3,512	2,134,894

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Syngenta AG	21,753	8,616,175
The Swatch Group AG	13,257	8,503,098
Transocean Ltd.[1,2]	143,208	6,106,802
Zurich Insurance Group AG *	32,844	9,407,991
Total Switzerland common stocks		130,068,717

Taiwan—1.55%
Taiwan Semiconductor Manufacturing Co. Ltd.	883,000	3,464,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	678,024	13,628,283
Total Taiwan common stocks		17,093,264

United Kingdom—18.21%
Aberdeen Asset Management PLC	322,121	2,375,619
Admiral Group PLC	61,523	1,452,178
AMEC PLC	269,508	5,619,708
BAE Systems PLC	29,680	200,447
Barclays PLC	73,769	314,119
BG Group PLC	411,936	8,332,239
BP PLC	999,856	8,427,275
British American Tobacco PLC	25,556	1,474,392
British Sky Broadcasting Group PLC[2]	303,144	4,504,087
BT Group PLC	274,818	1,709,849
Burberry Group PLC	9,278	232,625
Capita PLC	12,983	237,837
Compass Group PLC	539,747	8,584,525
Croda International PLC	236,377	10,280,783
Diageo PLC	9,513	291,922
Direct Line Insurance Group PLC	500,969	2,117,127
easyJet PLC	31,555	872,152
G4S PLC	2,116,199	8,432,253
GKN PLC	887,753	5,755,705
GlaxoSmithKline PLC	392,762	10,822,429
Hargreaves Lansdown PLC	363,823	7,187,058
HSBC Holdings PLC[2]	612,329	6,245,523
ICAP PLC	166,676	1,165,342
IMI PLC	125,197	3,170,738
InterContinental Hotels Group PLC[2]	108,793	3,706,784
Investec PLC	175,353	1,543,983
ITV PLC	1,144,822	3,517,908
J Sainsbury PLC[1]	205,244	1,163,314
Legal & General Group PLC	251,287	898,610

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Lloyds Banking Group PLC *	2,555,142	3,251,105
Meggitt PLC	333,363	2,683,105
Melrose Industries PLC	255,733	1,232,730
National Grid PLC	731,944	10,387,014
Next PLC	23,742	2,613,605
Pearson PLC	37,633	704,653
Prudential PLC	13,410	307,584
Reckitt Benckiser Group PLC[2]	57,456	4,632,164
Reed Elsevier PLC	23,768	349,932
Rio Tinto PLC	8,364	455,356
Rolls-Royce Holdings PLC *	189,256	3,355,167
Royal Dutch Shell PLC, A Shares[4]	258,476	10,236,137
Royal Dutch Shell PLC, A Shares[5]	40,719	1,613,561
RSA Insurance Group PLC	180,302	298,790
Segro PLC	247,478	1,462,028
Serco Group PLC	205,592	1,180,560
Standard Chartered PLC	374,271	8,098,040
Tate & Lyle PLC	10,316	122,097
Tesco PLC	2,345,119	11,599,346
The Weir Group PLC[2]	47,436	2,154,445
TUI Travel PLC	275,849	1,992,450
Unilever PLC	256,552	11,452,808
Vodafone Group PLC	1,243,503	4,701,896
Whitbread PLC[2]	78,068	5,377,846
WM Morrison Supermarkets PLC	155,393	527,092
Total United Kingdom common stocks		201,426,042

United States—0.72%
Lululemon Athletica, Inc.*	172,363	7,916,633
Total common stocks (cost—$1,111,957,582)		1,218,382,880

Preferred stocks—0.20%
Germany—0.19%
Henkel AG & Co. KGaA Vorzug	19,249	2,143,618

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
United Kingdom—0.01%
Rolls Royce Holdings PLC	25,360,304	42,818
Total preferred stocks (cost—$1,417,915)		2,186,436

Number of rights
Rights—0.00%
Australia—0.00%[6]
Bank Of Queensland, Ltd. expires 05/09/14* (cost—$0)	9,969	13,984

Face amount($)
Repurchase agreement—0.78%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $8,515,923 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $982,080 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value-$8,833,311); proceeds: $8,660,000 (cost—$8,660,000)	8,660,000	8,660,000

	Number of shares
Investment of cash collateral from securities loaned—3.63%
Money market fund—3.63%
UBS Private Money Market Fund LLC[7] (cost—$40,191,178)	40,191,178	40,191,178
Total investments before investments sold short (cost—$1,162,226,675)[8]—114.75%		1,269,434,478

Investments sold short—(11.70)%
Australia—(1.41)%
ALS Ltd.	(100,414)	(699,635)
Alumina Ltd.	(1,637,471)	(2,053,635)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Australia—(concluded)
APA Group	(77,239)	(477,889)
ASX Ltd.	(50,528)	(1,668,266)
Federation Centres Ltd.	(176,436)	(408,133)
Iluka Resources Ltd.	(233,818)	(1,931,059)
Insurance Australia Group Ltd.	(279,505)	(1,490,449)
Santos Ltd.	(9,185)	(117,327)
Seek Ltd.	(180,686)	(2,806,575)
Wesfarmers Ltd.	(16,406)	(650,951)
Woolworths Ltd.	(96,218)	(3,335,906)
Total Australia common stocks		(15,639,825)

Bermuda—(0.25)%
First Pacific Co. Ltd.	(1,480,000)	(1,639,789)
Seadrill Ltd.	(23,016)	(803,428)
Shangri-La Asia Ltd.	(194,000)	(319,791)
Total Bermuda common stocks		(2,763,008)

Cayman Islands—(0.11)%
ASM Pacific Technology Ltd.	(111,300)	(1,237,472)

Denmark—(0.05)%
Coloplast A/S	(6,994)	(586,820)

France—(0.77)%
Eutelsat Communications	(32,668)	(1,120,811)
Iliad SA	(4,952)	(1,336,245)
Natixis	(32,806)	(232,892)
Total SA	(24,968)	(1,783,233)
Valeo SA	(4,219)	(577,948)
Vivendi SA	(43,359)	(1,163,380)
Zodiac SA	(69,875)	(2,322,222)
Total France common stocks		(8,536,731)

Germany—(0.45)%
Daimler AG	(4,258)	(394,196)
Deutsche Boerse AG	(5,922)	(433,716)
Fraport AG Frankfurt Airport Services Worldwide	(10,409)	(768,113)
Hugo Boss AG	(19,903)	(2,761,241)
Infineon Technologies AG	(40,081)	(465,926)
Sky Deutschland AG	(19,200)	(164,298)
Total Germany common stocks		(4,987,490)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Hong Kong—(0.89)%
Henderson Land Development Co. Ltd.	(50,000)	(297,951)
Hopewell Holdings Ltd.	(333,000)	(1,146,802)
Sino Land Co. Ltd.	(868,236)	(1,299,059)
Sun Hung Kai Properties Ltd.	(221,726)	(2,792,672)
Swire Properties Ltd.	(65,400)	(196,547)
The Link REIT	(830,500)	(4,129,496)
Total Hong Kong common stocks		(9,862,527)

Isle Of Man—(0.02)%
Genting Singapore PLC	(198,000)	(209,261)

Italy—(0.26)%
EXOR SpA	(32,053)	(1,462,131)
Luxottica Group SpA	(24,313)	(1,392,063)
Total Italy common stocks		(2,854,194)

Japan—(3.35)%
Aeon Co. Ltd.	(16,900)	(195,226)
Alfresa Holdings Corp.	(26,600)	(1,654,776)
Aozora Bank Ltd.	(208,000)	(618,497)
Benesse Holdings, Inc.	(10,300)	(391,407)
Central Japan Railway Co.	(10,200)	(1,251,118)
Dentsu, Inc.	(100)	(4,108)
Electric Power Development Co. Ltd.	(29,700)	(788,436)
Fujitsu Ltd.	(465,000)	(2,729,007)
Fukuoka Financial Group, Inc.	(460,000)	(1,876,265)
Hitachi Ltd.	(2,000)	(14,222)
Hoya Corp.	(18,700)	(551,297)
Japan Petroleum Exploration Co.	(18,500)	(687,631)
Japan Prime Realty Investment Corp.	(470)	(1,652,712)
Japan Retail Fund Investment Corp.	(678)	(1,362,168)
KDDI Corp.	(100)	(5,323)
Kinden Corp.	(48,000)	(441,336)
Kyushu Electric Power Co., Inc.	(118,000)	(1,189,984)
M3, Inc.	(100)	(1,371)
Mabuchi Motor Co. Ltd.	(4,800)	(328,185)
Marubeni Corp.	(240,000)	(1,601,017)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Japan—(concluded)
Medipal Holdings Corp.	(81,900)	(1,150,373)
MEIJI Holdings Co. Ltd.	(3,800)	(233,051)
Mizuho Financial Group, Inc.	(877,400)	(1,716,438)
Namco Bandai Holdings, Inc.	(100)	(2,156)
NEC Corp.	(8,000)	(22,458)
Nikon Corp.	(42,600)	(667,949)
Ono Pharmaceutical Co. Ltd.	(500)	(39,566)
Panasonic Corp.	(100)	(1,095)
Rakuten, Inc.	(172,300)	(2,228,010)
Resona Holdings, Inc.	(86,800)	(443,191)
Seiko Epson Corp.	(100)	(2,725)
Shikoku Electric Power Co., Inc.	(37,500)	(438,695)
Softbank Corp.	(100)	(7,424)
Sony Corp.	(10,900)	(191,058)
Suruga Bank Ltd.	(32,000)	(548,384)
Suzuken Co. Ltd.	(39,200)	(1,411,024)
Taiyo Nippon Sanso Corp.	(71,000)	(565,305)
The Bank of Yokohama Ltd.	(306,000)	(1,535,462)
The Chugoku Bank Ltd.	(15,400)	(203,958)
The Chugoku Electric Power Co., Inc.	(9,400)	(122,930)
The Dai-ichi Life Insurance Co. Ltd.	(157,400)	(2,176,980)
The Hachijuni Bank Ltd.	(57,000)	(311,107)
The Iyo Bank Ltd.	(101,200)	(909,696)
The Kansai Electric Power Co., Inc.	(84,300)	(705,833)
Tobu Railway Co. Ltd.	(270,000)	(1,320,487)
Tohoku Electric Power Co., Inc.	(74,900)	(712,112)
Tokyo Tatemono Co. Ltd.	(51,000)	(406,064)
Toyo Seikan Group Holdings, Ltd.	(2,200)	(32,687)
Toyota Industries Corp.	(7,200)	(331,706)
United Urban Investment Corp.	(130)	(195,823)
USS Co. Ltd.	(36,100)	(525,778)
Yahoo Japan Corp.	(66,600)	(289,240)
Yamada Denki Co. Ltd.	(58,900)	(217,199)
Yamaha Corp.	(100)	(1,338)
Total Japan common stocks		(37,011,388)

Jersey—(0.26)%
Glencore Xstrata PLC	(193,519)	(1,040,658)
Randgold Resources Ltd.	(23,079)	(1,862,602)
Total Jersey common stocks		(2,903,260)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Luxembourg—(0.19)%
Millicom International Cellular SA, SDR	(1,794)	(177,408)
SES SA	(49,270)	(1,855,488)
Total Luxembourg common stocks		(2,032,896)

Mauritius—(0.18)%
Golden Agri-Resources Ltd.	(4,121,000)	(2,005,113)

Netherlands—(0.56)%
Akzo Nobel N.V.	(22,471)	(1,729,908)
ASML Holding N.V.	(54,654)	(4,506,231)
Total Netherlands common stocks		(6,236,139)

Norway—(0.17)%
Statoil ASA	(62,901)	(1,908,945)

Singapore—(0.48)%
Ascendas Real Estate Investment Trust	(1,030,000)	(1,881,391)
CapitaLand Ltd.	(586,000)	(1,495,733)
City Developments Ltd.	(162,000)	(1,399,426)
Jardine Cycle & Carriage Ltd.	(2,000)	(74,834)
Keppel Land Ltd.	(30,000)	(82,795)
Singapore Technologies Engineering Ltd.	(59,000)	(179,772)
UOL Group Ltd.	(42,000)	(215,075)
Total Singapore common stocks		(5,329,026)

Spain—(0.19)%
Grifols SA	(29,715)	(1,587,166)
Industria de Diseno Textil SA (Inditex)	(3,209)	(481,484)
Total Spain common stocks		(2,068,650)

Sweden—(0.98)%
Hennes & Mauritz AB, B Shares	(35,092)	(1,429,110)
Industrivarden AB, C Shares	(10,869)	(227,336)
Investment AB Kinnevik, B Shares	(66,290)	(2,329,560)
Lundin Petroleum AB	(88,563)	(1,891,883)
Sandvik AB	(27,182)	(383,555)
Svenska Cellulosa AB SCA, Class B	(163,929)	(4,590,980)
Total Sweden common stocks		(10,852,424)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Switzerland—(0.59)%
AGL Energy Ltd.	(270,302)	(3,960,015)
Partners Group Holding AG	(9,186)	(2,513,338)
Total Switzerland common stocks		(6,473,353)

United Kingdom—(0.54)%
Aggreko PLC	(14,276)	(380,114)
Anglo American PLC	(30,167)	(805,775)
Antofagasta PLC	(59,870)	(795,535)
Associated British Foods PLC	(280)	(14,045)
BG Group PLC	(65,476)	(1,324,384)
Fresnillo PLC	(85,831)	(1,233,968)
Hargreaves Lansdown PLC	(64,205)	(1,268,323)
Inmarsat PLC	(5,836)	(71,733)
SABMiller PLC	(1,338)	(72,754)
Total United Kingdom common stocks		(5,966,631)

Total investments sold short (proceeds—$126,923,606)		(129,465,153)
Liabilities in excess of other assets—(3.05)%		(33,728,771)
Net assets—100.00%		1,106,240,554

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$139,979,912
Gross unrealized depreciation	(32,772,109)
Net unrealized appreciation	$107,207,803

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation($)
SSC	AUD	7,801,000	USD	7,203,677	07/31/14	1,180

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,218,382,837	—	43	1,218,382,880
Preferred stocks	2,143,618	42,818	—	2,186,436
Rights	13,984	—	—	13,984
Repurchase agreement	—	8,660,000	—	8,660,000
Investments of cash collateral from securities loaned	—	40,191,178	—	40,191,178
Forward foreign currency contracts	—	1,180	—	1,180
Total	1,220,540,439	48,895,176	43	1,269,435,658

Liabilities
Investments sold short	(129,465,153)	—	—	(129,465,153)

At April 30, 2014 there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

Common stocks ($)
Beginning balance	41
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	2
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	43

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014, was $2.

Portfolio footnotes

*                               Non-income producing security.

1                               Security, or portion thereof, was on loan at April 30, 2014.

2                               Security, or portion thereof, pledged as collateral for investments sold short.

3                               Illiquid investment as of April 30, 2014.

4                               Security is traded on the Amsterdam Exchange.

5                               Security is traded on the London Exchange.

6                               Amount represents less than 0.05%.

7                               The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	5,492,556	294,441,321	259,742,699	40,191,178	1,787

8                               Includes $38,562,350 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $40,191,178.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders January 31, 2014.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks
Airlines	0.45%
Auto components	1.36
Automobiles	3.23
Banks	14.70
Beverages	2.05
Building products	0.45
Chemicals	1.08
Construction & engineering	1.37
Construction materials	0.41
Consumer finance	0.13
Diversified consumer services	0.39
Diversified financial services	1.09
Diversified telecommunication services	0.55
Electric utilities	1.29
Electrical equipment	0.51
Electronic equipment, instruments & components	2.40
Food & staples retailing	0.74
Food products	4.40
Gas utilities	1.02
Health care equipment & supplies	0.51
Health care providers & services	1.08
Hotels, restaurants & leisure	1.73
Household durables	0.96
Household products	0.28
Independent Power and Renewable Electricity Producers	1.29
Industrial conglomerates	1.80
Insurance	1.93
Internet & catalog retail	0.09
Internet software & services	1.66
IT services	2.06
Life sciences tools & services	0.35
Machinery	0.08
Media	0.67
Metals & mining	1.28
Multi-utilities	0.30

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks—(concluded)
Multiline retail	0.46%
Oil, gas & consumable fuels	7.47
Paper & forest products	0.34
Personal products	1.41
Pharmaceuticals	1.52
Real estate investment trusts	0.84
Real estate management & development	2.36
Semiconductors & semiconductor equipment	8.63
Specialty retail	1.36
Technology Hardware, Storage & Peripherals	1.16
Textiles, apparel & luxury goods	0.34
Thrifts & mortgage finance	0.74
Tobacco	0.46
Trading companies & distributors	0.44
Transportation infrastructure	2.67
Water utilities	0.07
Wireless telecommunication services	6.72
Total common stocks	90.68

Preferred stocks
Automobiles	0.29
Banks	0.85
Chemicals	0.36
Food & staples retailing	0.32
Media	0.01
Metals & mining	1.48
Oil, gas & consumable fuels	0.44
Paper & forest products	0.44
Total preferred stocks	4.19

Rights	0.00 [1]
Investment companies	2.80
Repurchase agreement	2.46
Investment of cash collateral from securities loaned	1.82
Liabilities in excess of other assets	(1.95)
Net assets	100.00%

1  Amount represents less than 0.005% of the Portfolio’s net assets as of April 30, 2014.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—90.68%
Bermuda—2.46%
Brilliance China Automotive Holdings Ltd.	436,000	673,715
COSCO Pacific Ltd.	1,214,000	1,625,358
Credicorp Ltd.	22,304	3,328,872
GOME Electrical Appliances Holding Ltd.	14,626,000	2,754,301
Huabao International Holdings Ltd.[1]	1,534,000	726,147
REXLot Holdings Ltd.	13,325,000	1,409,335
Sihuan Pharmaceutical Holdings Group Ltd.	376,000	414,170
Total Bermuda common stocks		10,931,898

Brazil—8.01%
AMBEV SA	271,700	1,986,191
AMBEV SA, ADR	461,284	3,344,309
Banco do Brasil SA	202,500	2,126,034
BB Seguridade Participacoes SA	261,600	3,065,639
BR Malls Participacoes SA	131,250	1,129,583
Cielo SA	215,284	3,813,754
Companhia de Concessoes Rodoviarias (CCR)	349,400	2,734,401
CPFL Energia SA	125,700	1,066,033
Cyrela Brazil Realty SA Empreendimentos e Participacoes	233,600	1,416,424
EcoRodovias Infraestrutura e Logistica SA	195,500	1,168,748
Hypermarcas SA	272,300	2,006,453
JBS SA	573,400	1,980,123
Kroton Educacional SA	81,000	1,734,975
Porto Seguro SA	133,700	1,948,761
Transmissora Alianca de Energia Eletrica SA	100,600	900,087
Ultrapar Participacoes SA	167,800	4,212,779
Vale SA, ADR[1]	40,600	536,732
Weg SA	30,880	372,679
Total Brazil common stocks		35,543,705

British Virgin Islands—0.10%
Mail.ru Group Ltd., GDR*	16,494	448,142

Cayman Islands—5.56%
Baidu, Inc., ADR*	9,181	1,412,497
Belle International Holdings Ltd.	2,169,976	2,247,520
Chaoda Modern Agriculture Holdings Ltd.*,2,3	1,038,000	1,339
China Resources Cement Holdings Ltd.	2,618,000	1,816,707
ENN Energy Holdings Ltd.	246,000	1,719,758
Evergrande Real Estate Group Ltd.	4,075,000	1,818,598
Golden Eagle Retail Group Ltd.[1]	1,005,000	1,296,281

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Hengan International Group Co. Ltd.	166,500	1,753,491
Mindray Medical International Ltd., ADR[1]	68,400	2,261,304
Sands China Ltd.	72,400	528,552
Shimao Property Holdings Ltd.	769,500	1,518,564
Tencent Holdings Ltd.	72,900	4,543,468
Vipshop Holdings Ltd., ADR*,1	2,976	417,205
Want Want China Holdings Ltd.[1]	1,129,000	1,770,763
WuXi PharmaTech Cayman, Inc., ADR*	45,799	1,557,166
Total Cayman Islands common stocks		24,663,213

Chile—1.38%
Banco Santander Chile, ADR	44,972	1,091,470
Cia Cervecerias Unidas SA	79,047	933,006
Enersis SA, ADR	234,385	3,773,599
Inversiones Aguas Metropolitanas SA (IAM), ADR[4]	9,800	324,368
Total Chile common stocks		6,122,443

China—4.82%
Angang Steel Co. Ltd., Class H*	2,560,000	1,551,925
Bank of China Ltd., Class H	8,495,000	3,736,378
China Bluechemical Ltd., Class H	1,530,000	820,952
China CITIC Bank, Class H	2,992,000	1,782,939
China Construction Bank Corp., Class H	3,050,000	2,104,683
China Railway Construction Corp. Ltd., Class H	1,822,500	1,506,810
China Shenhua Energy Co. Ltd., Class H	592,000	1,603,519
Chongqing Rural Commercial Bank, Class H	3,809,000	1,670,409
Huaneng Power International, Inc., Class H	1,790,000	1,747,761
Industrial & Commercial Bank of China Ltd., Class H	2,502,000	1,490,947
Jiangsu Expressway Co. Ltd., Class H1	1,490,000	1,677,774
Ping An Insurance (Group) Co. of China Ltd., Class H	115,500	854,375
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	247,000	834,702
Total China common stocks		21,383,174

Colombia—0.13%
Bancolombia SA, ADR[1]	10,100	574,993

Egypt—0.30%
Commercial International Bank Egypt SAE, GDR	262,220	1,318,967

Hong Kong—2.75%
Beijing Enterprises Holdings Ltd.	193,000	1,677,839

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
China Mobile Ltd.	640,000	6,083,878
China Power International Development Ltd.	4,122,000	1,483,355
China Resources Power Holdings Co. Ltd.	986,000	2,479,959
Lenovo Group Ltd.[1]	430,000	489,182
Total Hong Kong common stocks		12,214,213

India—7.64%
Axis Bank Ltd.	76,155	1,915,649
Cairn India Ltd.	284,970	1,583,482
GAIL India Ltd.	72,558	445,224
HCL Technologies Ltd.	57,424	1,335,657
HDFC Bank Ltd.	169,483	2,026,827
Housing Development Finance Corp.	160,991	2,396,781
ICICI Bank Ltd., ADR	57,461	2,451,861
Infosys Ltd.	8,782	463,132
Infosys Ltd., ADR	6,900	370,599
ITC Ltd.	363,089	2,051,274
Larsen & Toubro Ltd.	100,848	2,163,764
Lupin Ltd.	67,106	1,101,021
Mahindra & Mahindra Ltd.	80,174	1,427,885
Maruti Suzuki India Ltd.	15,815	504,224
Reliance Industries Ltd., GDR[4]	92,052	2,853,612
Rural Electrification Corp. Ltd.	184,763	728,759
Sun Pharmaceutical Industries Ltd.	180,600	1,894,780
Tata Consultancy Services Ltd.	37,437	1,358,818
Tata Motors Ltd., ADR	116,867	4,373,163
Wipro Ltd., ADR	149,774	1,791,297
Zee Entertainment Enterprises Ltd.	153,995	670,465
Total India common stocks		33,908,274

Indonesia—4.93%
Media Nusantara Citra Tbk PT	2,770,000	650,482
PT Adaro Energy Tbk	18,459,500	1,892,013
PT Astra International Tbk	3,182,500	2,043,858
PT Bank Mandiri (Persero) Tbk	2,284,700	1,941,545
PT Bank Negara Indonesia (Persero) Tbk	5,423,200	2,258,592
PT Bank Rakyat Indonesia (Persero) Tbk	7,352,000	6,295,446
PT Indofood Sukses Makmur Tbk	3,360,000	2,048,869
PT Kalbe Farma Tbk	8,326,800	1,112,737
PT Perusahaan Gas Negara	3,783,000	1,742,376

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	8,922,800	1,890,832
Total Indonesia common stocks		21,876,750

Kazakhstan—0.19%
KazMunaiGas Exploration Production, GDR[5]	31,423	467,574
KazMunaiGas Exploration Production, GDR[6]	26,604	395,868
Total Kazakhstan common stocks		863,442

Malaysia—2.69%
AMMB Holdings Berhad	1,441,100	3,168,611
DiGi.Com Bhd	1,243,100	2,108,949
Genting Malaysia Berhad	1,062,300	1,372,809
IJM Corp. Berhad	935,900	1,828,523
Malayan Banking Berhad	407,293	1,234,788
Malaysia Building Society	1,293,900	895,487
YTL Power International Berhad*	2,762,760	1,328,291
Total Malaysia common stocks		11,937,458

Mexico—4.95%
America Movil SA de C.V., ADR, Series L	72,900	1,463,832
America Movil SA de C.V., Series L	3,816,400	3,847,686
Arca Continental SAB de CV	107,900	686,192
Gentera SAB de CV1	328,700	573,345
Fibra Uno Administracion SA de C.V.[1]	1,139,000	3,734,055
Gruma SAB de C.V., Series B*	186,300	1,647,583
Grupo Aeroportuario del Pacifico SA de C.V., ADR	15,700	946,710
Grupo Aeroportuario del Pacifico SAB de C.V.	304,400	1,832,298
Grupo Financiero Banorte SAB de C.V., Series O	243,250	1,615,562
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	193,500	2,302,650
Grupo Lala SAB de C.V.	193,300	449,166
Infraestructura Energetica Nova SAB de CV	121,439	635,286
Kimberly-Clark de Mexico SA de C.V., Series A	470,200	1,227,007
Promotora y Operadora de Infraestructura SAB de CV*	40,300	562,788
Wal-Mart de Mexico SAB de C.V., Series V1	166,100	420,241
Total Mexico common stocks		21,944,401

Netherlands—0.01%
Yandex N.V. *	1,374	36,411

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Nigeria—0.11%
Guaranty Trust Bank PLC	3,008,813	491,074

Panama—0.09%
Copa Holdings SA, Class A	3,104	419,909

Philippines—2.36%
Alliance Global Group, Inc.	2,709,100	1,892,967
BDO Unibank, Inc.	939,900	1,860,614
International Container Terminal Services, Inc.	183,380	444,670
Metropolitan Bank & Trust Co.	874,880	1,662,233
Philippine Long Distance Telephone Co., ADR	40,900	2,638,050
Universal Robina Corp.	601,780	1,970,836
Total Philippines common stocks		10,469,370

Poland—0.95%
Powszechna Kasa Oszczednosci Bank Polski SA	307,628	4,216,657

Qatar—0.52%
Qatar National Bank	44,300	2,311,823

Romania—0.11%
Societatea Nationala de Gaze Naturale ROMGAZ SA*	46,744	504,835

Russia—2.58%
Gazprom, ADR	706,496	5,100,581
LUKOIL, ADR	35,230	1,864,129
Sberbank, ADR	433,586	3,655,125
Tatneft, ADR[6]	23,620	810,166
Total Russia common stocks		11,430,001

South Africa—8.46%
African Rainbow Minerals Ltd.	88,903	1,670,739
Aspen Pharmacare Holdings Ltd.	52,786	1,404,733
Barloworld Ltd.	180,022	1,961,154
Bidvest Group Ltd.	106,932	2,932,359
Clicks Group Ltd.[1]	98,756	602,176
Discovery Ltd.	108,965	944,595
Exxaro Resources Ltd.	127,098	1,732,172
FirstRand Ltd.	251,308	923,489
Liberty Holdings Ltd.	147,569	1,767,798
Life Healthcare Group Holdings Pte. Ltd.	158,429	629,018
Mediclinic International Ltd.	298,308	2,084,087

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Mondi Ltd.	89,766	1,493,185
MTN Group Ltd.	301,629	6,044,048
Naspers Ltd., N Shares	17,482	1,648,414
Netcare Ltd.	851,450	2,063,778
Sasol Ltd.	34,485	1,934,903
Steinhoff International Holdings Ltd.	424,405	2,203,009
Tiger Brands Ltd.[1]	75,482	2,017,110
Truworths International Ltd.[1]	126,748	1,016,225
Vodacom Group Ltd.	145,311	1,732,738
Woolworths Holdings Ltd/South Africa	109,388	743,429
Total South Africa common stocks		37,549,159

South Korea—12.26%
Amorepacific Corp.	1,941	2,507,728
Coway Co. Ltd.	7,924	624,994
E-Mart Co. Ltd.	9,795	2,237,124
Hankook Tire Co. Ltd.	32,327	1,867,727
Hanwha Corp.	55,450	1,612,574
Hyundai Mobis	14,631	4,177,049
Hyundai Motor Co.	21,499	4,785,416
Industrial Bank of Korea	148,480	1,824,926
Kangwon Land, Inc.	42,740	1,234,674
KCC Corp.	3,967	1,973,326
LG Display Co. Ltd.*	78,050	2,073,427
LS Corp.	24,785	1,940,488
NAVER Corp.	1,294	924,196
Samsung Electronics Co. Ltd.	13,246	17,216,082
Shinhan Financial Group Co. Ltd.	69,360	3,020,614
SK Holdings Co. Ltd	8,454	1,497,224
SK Hynix, Inc.*	83,220	3,233,604
SK Telecom Co. Ltd.	8,020	1,657,089
Total South Korea common stocks		54,408,262

Taiwan—9.22%
Advanced Semiconductor Engineering, Inc.	1,877,000	2,175,475
Asustek Computer, Inc.	70,000	723,227
AU Optronics Corp.*	4,263,000	1,609,319
Catcher Technology Co. Ltd.	313,000	2,637,873
Cheng Uei Precision Industry Co. Ltd.	797,000	1,602,023
Delta Electronics, Inc.	311,000	1,905,259
HON HAI Precision Industry Co. Ltd.	1,201,000	3,444,155

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
MediaTek, Inc.	198,000	3,094,774
POU Chen Corp.	1,177,000	1,496,682
Quanta Computer, Inc.	479,000	1,313,372
Ruentex Development Co. Ltd.	960,000	1,697,596
SinoPac Financial Holdings Co. Ltd.	4,069,000	1,812,307
Taiwan Mobile Co. Ltd.	739,000	2,383,555
Taiwan Semiconductor Manufacturing Co. Ltd.	1,846,156	7,244,502
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,492	3,406,789
Teco Electric and Machinery Co. Ltd.	311,000	337,797
Uni-President Enterprises Corp.	1,262,980	2,137,171
United Microelectronics Corp.	4,402,000	1,902,315
Total Taiwan common stocks		40,924,191

Thailand—2.15%
Airports of Thailand PCL	111,700	673,099
Kasikornbank Public Co. Ltd.	116,300	706,210
PTT Exploration & Production PCL	332,600	1,639,360
PTT Global Chemical PCL	864,300	1,649,275
PTT Public Co. Ltd.[2]	342,200	3,299,332
Quality Houses PCL	15,485,100	1,559,995
Total Thailand common stocks		9,527,271

Turkey—2.72%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	1,388,007	1,926,007
Tofas Turk Otomobil Fabrikasi A.S.	88,285	539,356
Tupras-Turkiye Petrol Rafinerileri A.S.	143,558	3,229,384
Turk Hava Yollari Anonim Ortakligi (THY)	486,166	1,554,129
Turk Telekomunikasyon A.S.	818,276	2,453,026
Turkcell Iletisim Hizmetleri A.S. (Turkcell)*	315,363	1,837,022
Turkiye Garanti Bankasi A.S.	138,287	506,243
Total Turkey common stocks		12,045,167

United Arab Emirates—1.22%
DP World Ltd.	39,625	733,062
Emaar Properties PJSC	928,186	2,754,524
First Gulf Bank PJSC	403,267	1,904,922
Total United Arab Emirates common stocks		5,392,508

United Kingdom—1.30%
SABMiller PLC	39,258	2,132,967

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Unilever PLC	81,248	3,627,014
Total United Kingdom common stocks		5,759,981

United States—0.71%
Yum! Brands, Inc.	40,900	3,148,891
Total common stocks (cost—$382,912,331)		402,366,583

Preferred stocks—4.19%
Brazil—3.89%
Braskem SA	235,700	1,608,859
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	30,238	1,438,119
Gerdau SA	293,500	1,759,881
Itau Unibanco Holding SA	227,620	3,756,662
Petroleo Brasileiro SA, ADR	262,600	1,951,466
Suzano Papel e Celulose SA	601,600	1,961,490
Vale SA, ADR	403,040	4,784,085
Total Brazil preferred stocks		17,260,562

India—0.01%
Zee Entertainment Enterprises Ltd.	3,000,690	38,308

South Korea—0.29%
Hyundai Motor Co.	9,127	1,280,766
Total preferred stocks (cost—$21,318,377)		18,579,636

Rights—0.00%[7]
Brazil—0.00%
AMBEV SA, expires 05/27/14* (cost—$0)	380	36

Investment companies—2.80%
United States—2.80%
iPath MSCI India Index ETN*	34,462	2,112,521
iShares MSCI Emerging Markets Index Fund	152,332	6,295,881

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
United States—(concluded)
iShares MSCI India ETF	151,800	4,004,484
Total investment companies (cost—$11,040,169)		12,412,886

	Face amount($)
Repurchase agreement—2.46%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $10,730,457 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $1,237,466 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$11,130,380); proceeds: $10,912,000 (cost—$10,912,000)	10,912,000	10,912,000

	Number of shares
Investment of cash collateral from securities loaned—1.82%
Money market fund—1.82%
UBS Private Money Market Fund LLC[8] (cost—$8,058,679)	8,058,679	8,058,679
Total investments (cost—$434,241,556)[9]—101.95%		452,329,820
Liabilities in excess of other assets—(1.95)%		(8,635,979)
Net assets—100.00%		443,693,841

For a listing of defined portfolio acronyms, currency type abbreviations and counterparty acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$37,573,919
Gross unrealized depreciation	(19,485,655)
Net unrealized appreciation	$18,088,264

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2014 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	392,714,980	9,650,264	1,339	402,366,583
Preferred stocks	18,579,636	—	—	18,579,636
Rights	36	—	—	36
Investment companies	12,412,886	—	—	12,412,886
Repurchase agreements	—	10,912,000	—	10,912,000
Investments of cash collateral from securities loaned	—	8,058,679	—	8,058,679
Total	423,707,538	28,620,943	1,339	452,329,820

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

Common stocks ($)
Beginning balance	1,338
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	1
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,339

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2014, was $ 1.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment as of April 30, 2014.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.72% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Security is traded on the Turquoise Exchange.
6	Security is traded on the over-the-counter (“OTC”) market.
7	Amount represents less than 0.005%.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information

Security description	Value at 7/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	34,204,798	173,534,866	199,680,985	8,058,679	1,984

9	Includes $7,783,395 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $8,058,679.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification—(unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks
Commercial services & supplies	1.19%
Hotels, restaurants & leisure	1.77
Paper & forest products	0.93
Real estate investment trusts	73.57
Real estate management & development	20.65
Total common stocks	98.11
Warrants	0.01
Repurchase agreement	1.74
Investment of cash collateral from securities loaned	3.80
Liabilities in excess of other assets	(3.66)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—98.11%
Australia—9.50%
Australand Property Group	54,895	218,269
Dexus Property Group	2,431,877	2,564,208
Federation Centres[1]	208,900	483,230
Goodman Group	539,446	2,495,704
Investa Office Fund	118,550	367,844
Mirvac Group	578,521	940,531
Stockland	203,800	736,495
Westfield Group	343,236	3,491,586
Westfield Retail Trust	778,635	2,307,493
Total Australia common stocks		13,605,360

Austria—0.75%
Conwert Immobilien Invest SE*,1	74,789	1,077,013

Bermuda—1.70%
Hongkong Land Holdings Ltd.	347,100	2,429,700

Canada—0.83%
Boardwalk Real Estate Investment Trust	5,900	332,560
Canadian Real Estate Investment Trust	6,900	284,423
Cominar Real Estate Investment Trust[2,3]	5,731	99,347
RioCan Real Estate Investment Trust[4]	16,700	414,891
RioCan Real Estate Investment Trust[2,3,5]	2,200	54,656
Total Canada common stocks		1,185,877

Cayman Islands—0.00%
Country Garden Holdings Co. Ltd.	293	118

France—4.84%
Fonciere des Regions	2,634	267,384
Gecina SA	2,600	350,070
ICADE*	3,036	309,581
Klepierre	21,249	974,160
Mercialys SA	41,050	944,242
Unibail Rodamco	15,152	4,087,556
Total France common stocks		6,932,993

Germany—2.79%
Alstria Office REIT-AG*	98,100	1,353,504
DIC Asset AG	93,190	916,904
LEG Immobilien AG*	25,790	1,720,290
Total Germany common stocks		3,990,698

Hong Kong—5.43%
China Overseas Land & Investment Ltd.[1]	116,000	284,578
Henderson Land Development Co. Ltd.	123,200	734,151
Hysan Development Co. Ltd.	160,400	685,837

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sino Land Co. Ltd.	98,100	146,778
Sun Hung Kai Properties Ltd.	343,330	4,324,312
Swire Properties Ltd.	180,000	540,955
The Link REIT	73,300	364,470
Wharf (Holdings) Ltd.	99,170	693,926
Total Hong Kong common stocks		7,775,007

Japan—9.61%
Activia Properties, Inc.	33	276,627
GLP J-Reit	136	134,224
Hulic Co. Ltd.[1]	34,600	415,938
Japan Logistics Fund, Inc.	439	989,344
Japan Real Estate Investment Corp.[1]	150	793,759
Japan Retail Fund Investment Corp.[1]	470	944,275
Kenedix Realty Investment Corp.	59	294,322
Mitsubishi Estate Co. Ltd.	210,989	4,775,552
Mitsui Fudosan Co. Ltd.	76,900	2,272,362
Nippon Prologis REIT, Inc.	210	444,095
Orix JREIT, Inc.[1]	158	200,910
Sumitomo Realty & Development Co. Ltd.	36,900	1,429,295
Tokyo Tatemono Co. Ltd.[1]	39,300	312,909
United Urban Investment Corp.[1]	319	480,520
Total Japan common stocks		13,764,132

Jersey—0.97%
Atrium European Real Estate Ltd.*	239,959	1,381,564

Luxembourg—0.13%
GAGFAH SA*	11,700	184,720

Netherlands—1.14%
Corio N.V.	18,380	860,225
Eurocommercial Properties N.V.	6,561	301,199
Nieuwe Steen Investments N.V.	78,820	477,207
Total Netherlands common stocks		1,638,631

Norway—0.90%
Norwegian Property ASA*	1,017,814	1,292,750

Singapore—3.77%
CapitaCommercial Trust[1]	1,189,200	1,517,684
CapitaMall Trust	703,000	1,118,677
Global Logistic Properties Ltd.	393,000	893,395
Keppel Land Ltd.	523,200	1,443,943

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Suntec Real Estate Investment Trust	313,000	428,169
Total Singapore common stocks		5,401,868

Sweden—0.55%
Castellum AB	24,936	424,152
Fabege AB	5,300	74,297
Hufvudstaden AB, Class A	19,677	287,490
Total Sweden common stocks		785,939

Switzerland—0.32%
PSP Swiss Property AG*	4,744	455,480

United Kingdom—4.88%
British Land Co. PLC	79,704	929,221
Derwent London PLC	17,626	809,464
Great Portland Estates PLC	62,141	657,841
Hammerson PLC	258,614	2,491,052
Land Securities Group PLC	96,461	1,729,623
Safestore Holdings PLC	70,026	272,229
Unite Group PLC	13,771	98,235
Total United Kingdom common stocks		6,987,665

United States—50.00%
American Homes 4 Rent, Class A	7,800	125,190
AvalonBay Communities, Inc.	26,100	3,563,955
BioMed Realty Trust, Inc.	28,300	591,470
Boston Properties, Inc.	9,400	1,101,116
Brandywine Realty Trust	75,900	1,104,345
Brixmor Property Group, Inc.	47,800	1,049,688
Camden Property Trust	15,600	1,068,444
CBL & Associates Properties, Inc.	98,200	1,784,294
DCT Industrial Trust, Inc.	185,800	1,452,956
DDR Corp.	90,600	1,555,602
Douglas Emmett, Inc.	72,800	2,009,280
Duke Realty Corp.	44,900	786,648
DuPont Fabros Technology, Inc.	31,700	768,091
Equity Residential	75,700	4,499,608
Essex Property Trust, Inc.	11,335	1,963,902
Extended Stay America, Inc.	2,800	60,340
Federal Realty Investment Trust	1,800	211,572
General Growth Properties, Inc.	62,196	1,428,642
HCP, Inc.	42,400	1,774,864
Health Care REIT, Inc.	24,800	1,564,632
Healthcare Realty Trust, Inc.	21,100	530,665
Healthcare Trust of America, Inc., Class A	24,900	291,081
Highwoods Properties, Inc.	65,200	2,630,820

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Hilton Worldwide Holdings, Inc.*	23,900	521,737
Host Hotels & Resorts, Inc.	166,383	3,568,915
Hyatt Hotels Corp., Class A*	26,500	1,491,420
Iron Mountain, Inc.	59,800	1,700,712
Kilroy Realty Corp.	17,900	1,066,303
Kimco Realty Corp.	35,300	809,076
Lexington Realty Trust	35,700	384,132
Liberty Property Trust	52,830	1,981,125
Mid-America Apartment Communities, Inc.	24,400	1,699,460
Pebblebrook Hotel Trust	10,000	344,400
Post Properties, Inc.	11,300	567,373
ProLogis, Inc.	43,791	1,779,228
Public Storage, Inc.	5,200	912,652
Ramco-Gershenson Properties Trust	12,300	202,704
Realty Income Corp.[1]	13,400	582,230
Senior Housing Properties Trust	18,500	434,195
Simon Property Group, Inc.	39,482	6,838,282
SL Green Realty Corp.	28,100	2,942,351
Spirit Realty Capital, Inc.	57,600	620,352
Starwood Hotels & Resorts Worldwide, Inc.	6,100	467,565
Strategic Hotels & Resorts, Inc.*	38,700	417,573
Sunstone Hotel Investors, Inc.	25,600	366,336
Tanger Factory Outlet Centers, Inc.	7,900	281,872
Taubman Centers, Inc.	6,720	489,485
The Macerich Co.	16,126	1,046,739
UDR, Inc.	45,800	1,184,388
Ventas, Inc.	35,836	2,368,043
Vornado Realty Trust	31,991	3,282,277
Weyerhaeuser Co.	44,400	1,325,340
Total United States common stocks		71,593,470
Total common stocks (cost—$124,841,541)		140,482,985

	Number of warrants
Warrants*—0.01%
Hong Kong—0.01%
Sun Hung Kai Properties Ltd. strike price $98.60, expires 04/22/16 (cost—$0)	28,611	19,263

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—1.74%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $2,447,590 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $282,263 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$2,538,812); proceeds: $2,489,000 (cost—$2,489,000)	2,489,000	2,489,000

	Number of shares
Investment of cash collateral from securities loaned—3.80%
Money market fund—3.80%
UBS Private Money Market Fund LLC[6] (cost—$5,440,567)	5,440,567	5,440,567
Total investments (cost—$132,771,108)[7]—103.66%		148,431,815
Liabilities in excess of other assets—(3.66)%		(5,247,097)
Net assets—100.00%		143,184,718

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,611,186
Gross unrealized depreciation	(950,479)
Net unrealized appreciation	$15,660,707

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	140,328,982	154,003	—	140,482,985
Warrants	19,263	—	—	19,263
Repurchase agreement	—	2,489,000	—	2,489,000
Investments of cash collateral from securities loaned	—	5,440,567	—	5,440,567
Total	140,348,245	8,083,570	—	148,431,815

At April 30, 2014, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2014 (unaudited)

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

Rights ($)
Beginning balance	0
Purchases	—
Sales	0
Accrued discounts/(premiums)	—
Total realized gain/(loss)	0
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	—

As of April 30, 2014 the Portfolio did not hold any Level 3 investments.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2014.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.11% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the Toronto Stock Exchange.
5	Security is traded on the over-the-counter (“OTC”) market.
6

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/13($)	Purchases during the nine months ended 04/30/14($)	Sales during the nine months ended 04/30/14($)	Value at 04/30/14($)	Net income earned from affiliate for the nine months ended 04/30/14($)
UBS Private Money Market Fund LLC	3,476,030	47,569,522	45,604,985	5,440,567	382

7

Includes $5,400,710 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $5,440,567 and non-cash collateral of $215,870.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Common stocks
Aerospace & defense	1.44%
Airlines	0.84
Auto components	0.69
Banks	1.61
Biotechnology	0.49
Building products	0.18
Capital markets	0.35
Chemicals	0.16
Construction & engineering	0.15
Consumer finance	0.52
Containers & packaging	0.09
Diversified financial services	0.08
Diversified telecommunication services	0.70
Electric utilities	0.32
Electrical equipment	0.12
Electronic equipment, instruments & components	0.77
Energy equipment & services	0.45
Food & staples retailing	0.99
Food products	0.69
Health care equipment & supplies	0.72
Health care providers & services	0.83
Hotels, restaurants & leisure	0.49
Household durables	0.30
Independent Power and Renewable Electricity Producers	0.22
Industrial conglomerates	0.35
Insurance	0.37
Internet software & services	0.88
IT services	0.59
Leisure products	0.03
Life sciences tools & services	0.12
Machinery	0.35
Media	1.26
Metals & mining	1.73
Multi-utilities	0.40
Multiline retail	0.41
Oil, gas & consumable fuels	2.66
Personal products	0.28
Pharmaceuticals	0.60
Professional services	0.36
Real estate investment trusts	2.95
Real estate management & development	0.69
Road & rail	0.48
Semiconductors & semiconductor equipment	0.42
Software	1.21
Specialty retail	0.65
Technology Hardware, Storage & Peripherals	0.90
Textiles, apparel & luxury goods	0.36
Trading companies & distributors	0.20
Transportation infrastructure	0.09
Wireless telecommunication services	0.62
Total common stocks	32.16

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Preferred stock
Aerospace & defense	0.00%[1]
Total preferred stock	0.00	[1]

Warrants	0.00	[1]

Corporate notes
Aerospace & defense	0.02
Apparel	0.02
Auto manufacturers	0.18
Auto parts & equipment	0.03
Banking non-US	0.68
Beverages	0.04
Building materials	0.01
Building societies	0.08
Chemicals	0.06
Commercial services	0.07
Diversified banking institution	0.48
Diversified financial services	0.03
Diversified operations	0.07
Electric-generation	0.12
Electric-integrated	0.25
Energy-alternate sources	0.02
Engineering & construction	0.10
Finance-auto loans	0.07
Finance-consumer loans	0.02
Food-retail	0.02
Gas-distribution	0.07
Insurance	0.39
Investment companies	0.03
Machinery-general	0.07
Media	0.04
Medical	0.05
Mining	0.06
Money center banks	0.07
Multimedia	0.02
Oil & gas	0.14
Paper & forest products	0.02
Pharmaceuticals	0.02
REITS-diversified	0.07
REITS-shopping centers	0.03
Retail-discount	0.02
Satellite telecommunications	0.02
Software	0.02
Steel-producers	0.03
Telecommunications	0.41
Tobacco	0.08
Transportation	0.04
Water	0.02
Total corporate notes	4.09

Non-US government obligations	2.16

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2014

Time deposits	18.59%

Short-term US government obligations	33.54

Repurchase agreement	9.62

Options purchased
Call options purchased	1.02
Put options purchased	0.42
Total options purchased	1.44

Investments sold short

Common stocks
Banks	(0.11)
Biotechnology	(0.27)
Capital markets	(0.06)
Communications equipment	(0.14)
Consumer finance	(0.09)
Diversified financial services	(0.15)
Electric utilities	(0.20)
Health care providers & services	(0.01)
Internet software & services	(0.06)
Machinery	(0.23)
Metals & mining	(1.64)
Oil, gas & consumable fuels	(0.57)
Real estate management & development	(0.26)
Semiconductors & semiconductor equipment	(0.49)
Total investments sold short	(4.28)
Other assets in excess of liabilities	2.68
Net assets	100.00%

1                 Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2014.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—32.16%
Australia—1.03%
Dexus Property Group	877,240	924,975
Federation Centres Ltd.	610,406	1,411,998
Fortescue Metals Group Ltd.	45,700	214,399
Mirvac Group	180,956	294,189
Santos Ltd.	69,816	891,813
Westfield Group	212,097	2,157,568
WorleyParsons Ltd.	64,437	1,006,280
Total Australia common stocks		6,901,222

Belgium—0.13%
UCB SA	10,972	899,468

Bermuda—0.59%
Bunge Ltd.[1]	22,294	1,775,717
Hongkong Land Holdings Ltd.	43,000	301,000
Lazard Ltd., Class A	22,911	1,077,962
Yue Yuen Industrial Holdings Ltd.	253,500	783,099
Total Bermuda common stocks		3,937,778

Brazil—0.15%
Vale SA, ADR	75,300	995,466

Canada—1.92%
Africa Oil Corp.*	51,684	394,255
Alimentation Couche Tard, Inc., Class B	59,793	1,685,147
Bombardier, Inc., Class B	248,600	1,000,252
CGI Group, Inc., Class A*	25,200	908,630
Element Financial Corp.*	47,747	571,979
Empire Co. Ltd.	11,800	746,402
First Capital Realty, Inc.	4,800	78,610
First Quantum Minerals Ltd.	47,421	944,483
Industrial Alliance Insurance & Financial Services, Inc.	23,800	982,574
Magna International, Inc.	12,900	1,263,813
Open Text Corp.	28,000	1,380,776
Rogers Communications, Inc., Class B	68,600	2,724,472
Teck Resources Ltd., Class B	8,450	192,407
Total Canada common stocks		12,873,800

Cayman Islands—0.59%
51job, Inc., ADR*	8,396	566,226
China Mengniu Dairy Co. Ltd.	252,000	1,295,275
China Metal Recycling Holdings Ltd.*,2,3	352,200	0
Herbalife Ltd.[1]	15,785	946,784
MGM China Holdings Ltd.	83,200	289,748
Sands China Ltd.	116,400	849,772
Total Cayman Islands common stocks		3,947,805

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—0.08%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	512,000	515,107

Denmark—0.24%
Danske Bank A/S	57,275	1,618,178

Finland—0.17%
Wartsila Oyj	19,932	1,109,977

France—1.17%
BNP Paribas SA	20,543	1,542,152
Carrefour SA	38,090	1,481,221
Ingenico SA	9,053	789,376
Klepierre	7,821	358,553
Lagardere SCA	38,035	1,592,269
Safran SA	4,275	287,323
Thales SA	3,311	210,613
Total SA	15,400	1,099,880
Unibail-Rodamco SE	1,815	489,633
Total France common stocks		7,851,020

Germany—0.12%
Merck KGaA*	146	24,620
ProSiebenSat.1 Media AG	16,433	718,489
United Internet AG	984	42,238
Total Germany common stocks		785,347

Hong Kong—0.59%
BOC Hong Kong (Holdings) Ltd.	162,500	475,787
Cheung Kong (Holdings) Ltd.	9,000	153,232
Hopewell Holdings Ltd.	11,500	39,604
Hutchison Whampoa Ltd.	109,000	1,490,271
Sun Hung Kai Properties Ltd.	5,000	62,976
Swire Pacific Ltd., Class A	59,000	681,096
The Link REIT	213,500	1,061,586
Total Hong Kong common stocks		3,964,552

Ireland—0.41%
Ryanair Holdings PLC, ADR*	25,500	1,363,740
Seagate Technology PLC[1]	26,945	1,416,768
Total Ireland common stocks		2,780,508

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—0.25%
Eni SpA	23,800	617,784
Pirelli & C. SpA	31,437	526,859
Prada SpA	63,900	510,181
Total Italy common stocks		1,654,824

Japan—4.18%
Asahi Kasei Corp.	9,000	61,183
Cosmos Pharmaceutical Corp.	3,300	352,805
Dentsu, Inc.	27,400	1,125,642
Japan Airlines Co. Ltd.	56,600	2,928,684
KDDI Corp.	22,700	1,208,328
Mitsubishi Estate Co. Ltd.	25,000	565,853
Mitsui Fudosan Co. Ltd.	59,000	1,743,424
NHK Spring Co. Ltd.	33,800	304,823
Nippon Building Fund, Inc.	13	71,971
Nippon Meat Packers, Inc.	53,000	918,110
Nippon Prologis REIT, Inc.	75	158,605
Nippon Steel & Sumitomo Metal	341,000	893,901
Omron Corp.	38,800	1,370,059
Oracle Corp. Japan	22,700	1,044,686
ORIX Corp.	59,200	855,269
Otsuka Corp.	13,600	1,608,295
Resorttrust, Inc.	38,400	601,344
Seiko Epson Corp.	48,100	1,310,770
Sekisui Chemical Co. Ltd.	81,000	821,607
Sekisui House Ltd.	97,100	1,165,371
Seven & I Holdings Co. Ltd.	22,000	867,433
Showa Shell Sekiyu K.K.	114,400	1,160,393
Sojitz Corp.	871,100	1,371,811
Sumitomo Mitsui Financial Group, Inc.	33,100	1,305,740
Sumitomo Realty & Development Co. Ltd.	14,000	542,280
Trend Micro, Inc.	60,900	1,968,744
Tsumura & Co.	21,600	512,560
Yamada Denki Co. Ltd.	263,200	970,572
Yamaha Corp.	14,800	198,038
Total Japan common stocks		28,008,301

Jersey—0.44%
Glencore Xstrata PLC	196,000	1,054,000
Petrofac Ltd.	43,735	1,072,926
Shire PLC	14,767	842,223
Total Jersey common stocks		2,969,149

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—0.07%
Grupo Financiero Banorte SAB de C.V., Series O	67,300	446,978

Netherlands—0.30%
Corio N.V.	3,149	147,380
Koninklijke Philips N.V.	27,211	871,108
LyondellBasell Industries N.V., Class A	10,858	1,004,365
Total Netherlands common stocks		2,022,853

Norway—0.21%
DNB ASA	78,740	1,392,187

Papua New Guinea—0.13%
Oil Search Ltd.	108,647	897,295

Portugal—0.46%
Electricidade de Portugal SA	444,063	2,156,247
Galp Energia, SGPS SA	54,825	949,627
Total Portugal common stocks		3,105,874

Russia—0.06%
Mining and Metallurgical Co. Norilsk Nickel, ADR	23,400	421,902

Singapore—0.72%
Avago Technologies Ltd.	18,300	1,162,050
CapitaCommercial Trust	63,000	80,402
ComfortDelGro Corp. Ltd.	510,000	862,407
Flextronics International Ltd.*,1	203,947	1,833,483
Hutchison Port Holdings Trust	907,000	616,760
StarHub Ltd.	68,000	225,094
UOL Group Ltd.	7,000	35,846
Yangzijiang Shipbuilding Holdings Ltd.	49,000	42,993
Total Singapore common stocks		4,859,035

South Korea—0.15%
Samsung Engineering Co. Ltd.*	13,341	998,025

Spain—0.39%
Banco Bilbao Vizcaya Argentaria SA	144,303	1,770,757
Grifols SA	16,050	857,278
Total Spain common stocks		2,628,035

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—0.26%
Castellum AB	6,218	105,766
Elekta AB, B Shares	61,437	859,827
Fabege AB	10,821	151,692
Lundin Petroleum AB*	29,035	620,246
Total Sweden common stocks		1,737,531

Switzerland—0.31%
Actelion Ltd.*	4,101	402,831
Lonza Group AG*	290	30,298
Roche Holding AG	5,734	1,680,914
Total Switzerland common stocks		2,114,043

United Kingdom—3.18%
Anglo American PLC	20,400	544,894
Antofagasta PLC	14,600	194,000
Aveva Group PLC	13,614	484,542
Barclays PLC	238,707	1,016,448
BHP Billiton PLC	82,500	2,673,031
BP PLC	124,950	1,053,140
British Land Co. PLC	48,086	560,606
British Sky Broadcasting Group PLC	114,576	1,702,360
BT Group PLC	220,262	1,370,415
Capital & Counties Properties PLC	27,921	157,312
Centrica PLC	477,671	2,661,448
Derwent London PLC	8,889	408,222
DS Smith PLC	110,562	588,019
Great Portland Estates PLC	23,388	247,592
Hammerson PLC	38,365	369,544
J Sainsbury PLC	101,812	577,066
Land Securities Group PLC	41,025	735,611
Rio Tinto PLC	53,935	2,936,353
Rolls-Royce Holdings PLC*	17,196	304,854
Royal Dutch Shell PLC, A Shares	42,363	1,677,655
Tate & Lyle PLC	41,780	494,495
Tui Travel PLC	59,421	429,196
Workspace Group PLC	14,903	144,431
Total United Kingdom common stocks		21,331,234

United States—13.86%
Activision Blizzard, Inc.[1]	121,132	2,423,851
Acuity Brands, Inc.	6,357	791,891
Aetna, Inc.[1]	36,506	2,608,354
Alliance Data Systems Corp.*	5,873	1,420,679
American Tower Corp.	17,014	1,421,009
Amgen, Inc.	9,352	1,045,086
Annaly Capital Management, Inc.[1]	152,733	1,764,066
Assurant, Inc.[1]	22,589	1,522,724

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(continued)
AvalonBay Communities, Inc.	3,029	413,610
Baxter International, Inc.	14,449	1,051,743
Best Buy Co., Inc.[1]	18,235	472,834
BorgWarner, Inc.	27,122	1,685,361
Boston Properties, Inc.	5,648	661,607
Brixmor Property Group, Inc.	12,057	264,772
C.R. Bard, Inc.[1]	17,510	2,404,648
Calpine Corp.*	63,291	1,451,263
Celgene Corp.*	6,940	1,020,249
Chevron Corp.	12,500	1,569,000
Cigna Corp.[1]	24,579	1,967,303
CVS Caremark Corp.	12,545	912,272
DDR Corp.	9,010	154,702
Delta Air Lines, Inc.	36,196	1,333,099
Electronic Arts, Inc.*	22,398	633,863
EOG Resources, Inc.	11,038	1,081,724
Equinix, Inc.*	4,084	767,016
Equity Residential	5,411	321,630
Essex Property Trust, Inc.	1,771	306,843
Exxon Mobil Corp.	28,500	2,918,685
Facebook, Inc., Class A*	15,966	954,447
Federal Realty Investment Trust	2,545	299,139
First Republic Bank	25,037	1,270,878
FLIR Systems, Inc.	35,390	1,204,676
Forest Laboratories, Inc.*,1	532	48,896
Fortune Brands Home & Security, Inc.	30,239	1,205,024
Freeport-McMoRan Copper & Gold, Inc.	15,200	522,424
GameStop Corp., Class A1	35,238	1,398,244
General Growth Properties, Inc.	12,815	294,361
Google, Inc., Class A*	1,940	1,037,667
Google, Inc., Class C*	1,940	1,021,720
Halliburton Co.	15,457	974,873
Hanesbrands, Inc.	13,812	1,133,827
HollyFrontier Corp.[1]	9,071	477,044
Host Hotels & Resorts, Inc.	20,044	429,944
J.B. Hunt Transport Services, Inc.	16,570	1,260,977
Kansas City Southern	10,690	1,078,407
Kimco Realty Corp.	16,357	374,902
Kohl’s Corp.[1]	38,086	2,086,732
L-3 Communications Holdings, Inc.[1]	22,962	2,649,126
Las Vegas Sands Corp.	7,369	583,109
Macy’s, Inc.	11,782	676,640
Manpowergroup, Inc.[1]	22,786	1,853,413
Marriott International, Inc., Class A	2,869	166,201
Micron Technology, Inc.*,1	62,731	1,638,534
NetApp, Inc.[1]	60,587	2,157,503

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(concluded)
News Corp., Class A*,1	136,215	2,318,379
Northrop Grumman Corp.[1]	21,803	2,649,283
Occidental Petroleum Corp.	12,035	1,152,351
Pall Corp.	14,418	1,213,275
Pebblebrook Hotel Trust	4,243	146,129
ProLogis, Inc.	15,181	616,804
Public Storage	876	153,747
Raytheon Co.[1]	26,987	2,576,719
Simon Property Group, Inc.	3,613	625,772
SL Green Realty Corp.	5,244	549,099
SLM Corp.[1]	101,868	2,623,101
Starwood Hotels & Resorts Worldwide, Inc.	4,467	342,396
Symantec Corp.[1]	75,842	1,538,076
Tesoro Corp.[1]	22,957	1,292,250
The Charles Schwab Corp.	48,521	1,288,233
The Estee Lauder Cos., Inc., Class A	12,966	940,943
The Macerich Co.	4,267	276,971
Time Warner, Inc.	14,608	970,848
TJX Cos., Inc.	26,386	1,535,137
Tyson Foods, Inc., Class A1	2,947	123,686
Ventas, Inc.	4,743	313,417
VeriSign, Inc.*,1	14,604	689,017
Verizon Communications, Inc.[1]	71,015	3,318,531
Visteon Corp.*	9,588	832,334
Vornado Realty Trust	7,659	785,813
Waters Corp.*	8,054	793,641
WellPoint, Inc.[1]	9,763	982,939
Western Digital Corp.	13,013	1,146,836
Total United States common stocks		92,984,319
Total common stocks (cost—$197,220,013)		215,751,813

Preferred stock*—0.00%†
United Kingdom—0.00%†
Rolls-Royce Holdings PLC (cost—$3,877)	2,304,264	3,890

	Number of warrants
Warrants*—0.00%†
Hong Kong—0.00%†
Sun Hung Kai Properties Ltd. strike price $98.60, expires 04/22/16 (cost—$0)	417	281

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—4.09%
Australia—0.07%
CNOOC Curtis Funding No 1 Pty Ltd.
2.750%, due 10/03/20[4]	EUR	100,000	142,583
Santos Finance Ltd.
8.250%, due 09/22/70[5]	EUR	100,000	157,672
Telstra Corp. Ltd.
2.500%, due 09/15/23	EUR	100,000	141,559
Total Australia corporate notes			441,814

Austria—0.04%
Raiffeisen Bank International AG
6.000%, due 10/16/23[4]	EUR	100,000	144,856
UniCredit Bank Austria AG
2.625%, due 01/30/18[4]	EUR	100,000	143,410
Total Austria corporate notes			288,266

Belgium—0.02%
Belfius Bank SA/N.V.
2.250%, due 09/26/18	EUR	100,000	142,631

Canada—0.02%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[4]	EUR	100,000	140,052

Cayman Islands—0.07%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[4]	EUR	200,000	303,430
IPIC GMTN Ltd.
5.875%, due 03/14/21[4]	EUR	100,000	169,257
Total Cayman Islands corporate notes			472,687

Curacao—0.02%
Teva Pharmaceutical Finance IV BV
2.875%, due 04/15/19[4]	EUR	100,000	147,968

Czech Republic—0.05%
CEZ AS
4.500%, due 06/29/20[4]	EUR	100,000	160,163
5.000%, due 10/19/21[4]	EUR	100,000	166,033
Total Czech Republic corporate notes			326,196

Denmark—0.04%
Danske Bank A/S
4.100%, due 03/16/18[5]	EUR	60,000	84,697
DONG Energy A/S
6.250%, due 06/26/3013[4,5]	EUR	128,000	198,534
Total Denmark corporate notes			283,231

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Finland—0.02%
Teollisuuden Voima OYJ
4.625%, due 02/04/19[4]	EUR	100,000	156,685

France—0.63%
Alstom SA
4.500%, due 03/18/20	EUR	100,000	158,505
Areva SA
3.500%, due 03/22/21	EUR	100,000	146,421
ASF
7.375%, due 03/20/19[4]	EUR	150,000	265,647
AXA SA
5.250%, due 04/16/40[4,5]	EUR	50,000	78,224
BNP Paribas SA
2.875%, due 11/27/17[4]	EUR	100,000	147,420
2.875%, due 09/26/23	EUR	100,000	145,886
4.730%, due 04/12/16[4,5,6]	EUR	50,000	72,489
BPCE SA
2.000%, due 04/24/18	EUR	100,000	142,847
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[4]	EUR	100,000	146,342
Christian Dior SA
4.000%, due 05/12/16	EUR	100,000	146,147
CNP Assurances
6.875%, due 09/30/41[5]	EUR	100,000	164,765
Credit Agricole SA
2.375%, due 11/27/20[4]	EUR	100,000	143,856
Credit Logement SA
1.454%, due 06/16/14[4,5,6]	EUR	100,000	119,312
Electricite de France
4.625%, due 04/26/30	EUR	50,000	83,672
6.250%, due 01/25/21	EUR	250,000	444,277
Eutelsat SA
5.000%, due 01/14/19[4]	EUR	100,000	159,668
Lafarge SA
8.875%, due 05/27/14[4,7]	EUR	60,000	83,616
Lagardere SCA
4.125%, due 10/31/17[4]	EUR	100,000	148,675
Orange SA
8.125%, due 01/28/33	EUR	70,000	152,844
Pernod-Ricard SA
4.875%, due 03/18/16[4]	EUR	100,000	148,954
5.000%, due 03/15/17[4]	EUR	100,000	153,732
RCI Banque SA
4.000%, due 03/16/16[4]	EUR	200,000	292,364

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
4.250%, due 04/27/17[4]	EUR	30,000	45,270
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	148,078
Societe Generale SA
4.750%, due 03/02/21	EUR	100,000	164,351
9.375%, due 09/04/19[4,5,6]	EUR	50,000	84,628
Veolia Environnement SA
4.450%, due 04/16/18[4,5,6]	EUR	100,000	141,856
Vinci SA
6.250%, due 11/13/15[5,6]	EUR	50,000	74,050
Total France corporate notes			4,203,896

Germany—0.22%
Allianz SE
4.750%, due 10/24/23[4,5,6]	EUR	200,000	297,309
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	168,746
Continental AG
3.125%, due 09/09/20[4]	EUR	100,000	148,702
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[4,5,6]	EUR	50,000	75,611
ThyssenKrupp AG
9.250%, due 06/18/14[7]	EUR	150,000	210,048
Volkswagen Leasing GmbH
3.250%, due 05/10/18	EUR	400,000	600,172
Total Germany corporate notes			1,500,588

Ireland—0.17%
Bord Gais Eireann
3.625%, due 12/04/17[4]	EUR	100,000	150,061
ESB Finance Ltd.
6.250%, due 09/11/17[4]	EUR	100,000	161,596
FGA Capital Ireland PLC
4.375%, due 09/18/14[4]	EUR	100,000	140,469
GE Capital European Funding
5.375%, due 01/23/20	EUR	80,000	133,552
6.000%, due 01/15/19	EUR	50,000	84,143
Swisscom AG via Lunar Funding V
2.000%, due 09/30/20[4]	EUR	100,000	141,302
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[4]	EUR	200,000	302,254
Total Ireland corporate notes			1,113,377

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Italy—0.23%
Assicurazioni Generali SpA
7.750%, due 12/12/42[4,5]	EUR	100,000	173,592
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[4]	EUR	75,000	122,727
Enel SpA
5.250%, due 06/20/17[4]	EUR	210,000	326,966
Intesa Sanpaolo SpA
3.000%, due 01/28/19[4]	EUR	100,000	145,823
4.125%, due 01/14/16[4]	EUR	100,000	145,748
5.000%, due 02/28/17[4]	EUR	200,000	305,356
Telecom Italia SpA
6.125%, due 12/14/18	EUR	100,000	158,518
UniCredit SpA
4.875%, due 03/07/17[4]	EUR	100,000	151,997
Total Italy corporate notes			1,530,727

Jersey—0.08%
Heathrow Funding Ltd.
4.600%, due 02/15/18[4]	EUR	200,000	312,150
Prosecure Funding
4.668%, due 06/30/16	EUR	160,000	232,890
Total Jersey corporate notes			545,040

Luxembourg—0.11%
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18[4]	EUR	100,000	157,686
Gazprom (Gaz Capital SA)
3.755%, due 03/15/17[4]	EUR	100,000	137,521
8.125%, due 02/04/15	EUR	50,000	71,449
Glencore Finance Europe SA
4.625%, due 04/03/18[4,7]	EUR	100,000	153,865
5.250%, due 03/22/17[4]	EUR	50,000	76,892
Wind Acquisition Finance SA
7.375%, due 02/15/18[4]	EUR	100,000	146,365
Total Luxembourg corporate notes			743,778

Mexico—0.07%
America Movil SAB de C.V.
4.125%, due 10/25/19	EUR	100,000	156,770
America Movil SAB de CV
5.125%, due 09/06/73[4,5]	EUR	100,000	147,579
Petroleos Mexicanos
3.125%, due 11/27/20[4]	EUR	100,000	143,591
Total Mexico corporate notes			447,940

Netherlands—0.64%
ABN Amro Bank N.V.
4.310%, due 03/10/16[5,6]	EUR	40,000	56,326
6.375%, due 04/27/21[4]	EUR	100,000	166,451
Achmea BV
2.500%, due 11/19/20[4]	EUR	100,000	142,254

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(continued)
Alliander N.V.
3.250%, due 11/27/18[4,5,6]	EUR	100,000	142,065
Allianz Finance II BV
5.750%, due 07/08/41[5]	EUR	200,000	324,524
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[4]	EUR	100,000	145,151
BMW Finance N.V.
3.625%, due 01/29/18	EUR	180,000	273,525
Conti Gummi Finance BV
2.500%, due 03/20/17[4]	EUR	50,000	72,176
Deutsche Annington Finance BV
3.125%, due 07/25/19	EUR	100,000	147,210
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	100,000	149,530
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	200,000	315,242
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[4,5,6]	EUR	100,000	146,019
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	163,978
Fresenius Finance BV
4.250%, due 04/15/19[4]	EUR	40,000	60,975
ING Bank N.V.
1.744%, due 03/15/19[5]	EUR	84,000	116,269
4.500%, due 02/21/22[4]	EUR	100,000	164,232
Koninklijke KPN N.V.
3.250%, due 02/01/21[4]	EUR	100,000	146,185
Linde Finance BV
7.375%, due 07/14/66[5]	EUR	170,000	265,356
OI European Group BV
6.750%, due 09/15/20[4]	EUR	100,000	164,054
Rabobank Nederland
4.125%, due 01/14/20	EUR	300,000	476,083
Repsol International Finance BV
4.250%, due 02/12/16[4]	EUR	100,000	146,853
SABIC Capital I BV
2.750%, due 11/20/20[4]	EUR	100,000	143,591
Telefonica Europe BV
5.875%, due 02/14/33[4]	EUR	50,000	89,056
Volkswagen International Finance N.V.
3.875%, due 09/04/18[4,5,6]	EUR	100,000	145,145

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Ziggo Bond Co.
8.000%, due 05/15/18[4]	EUR	70,000	102,941
Total Netherlands corporate notes			4,265,191

Norway—0.05%
DnB NOR Bank ASA
4.375%, due 02/24/21[4]	EUR	110,000	178,687
Statkraft AS
6.625%, due 04/02/19[4]	EUR	80,000	138,243
Total Norway corporate notes			316,930

Spain—0.28%
Amadeus Capital Markets SA
4.875%, due 07/15/16[4]	EUR	100,000	150,222
Banco Bilbao Vizcaya Argentaria SA
3.500%, due 12/05/17	EUR	100,000	150,048
Bankia SA
3.500%, due 11/13/14	EUR	50,000	70,280
BBVA Senior Finance SAU
4.375%, due 09/21/15	EUR	100,000	145,319
Catalunya Banc SA
3.500%, due 03/07/16	EUR	100,000	143,890
Ferrovial Emisiones SA
3.375%, due 01/30/18[4]	EUR	200,000	296,443
Gas Natural Capital Markets SA
4.125%, due 01/26/18[4]	EUR	200,000	306,729
Santander International Debt SAU
3.500%, due 08/12/14[4]	EUR	100,000	139,803
Telefonica Emisiones SAU
4.710%, due 01/20/20[4]	EUR	100,000	160,415
4.797%, due 02/21/18[4]	EUR	200,000	313,411
Total Spain corporate notes			1,876,560

Sweden—0.11%
Atlas Copco AB
2.500%, due 02/28/23[4]	EUR	100,000	143,429
Nordea Bank AB
4.000%, due 06/29/20[4]	EUR	100,000	158,136
Svenska Handelsbanken AB
4.375%, due 10/20/21[4]	EUR	200,000	327,183
TeliaSonera AB
3.875%, due 10/01/25	EUR	50,000	78,070
Total Sweden corporate notes			706,818

United Arab Emirates—0.02%
Xstrata Finance Dubai Ltd.
1.750%, due 05/19/16[4,7]	EUR	100,000	140,368

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—0.60%
Abbey National Treasury Services PLC
3.375%, due 10/20/15[4]	EUR	100,000	144,059
Aviva PLC
6.125%, due 07/05/43[4,5]	EUR	100,000	162,840
Barclays Bank PLC
6.625%, due 03/30/22[4]	EUR	70,000	120,084
7.625%, due 11/21/22	USD	200,000	227,125
BAT International Finance PLC
3.625%, due 11/09/21[4]	EUR	100,000	154,542
Brambles Finance PLC
4.625%, due 04/20/18[4]	EUR	100,000	155,633
Coventry Building Society
2.250%, due 12/04/17[4]	EUR	150,000	215,361
Experian Finance PLC
4.750%, due 02/04/20[4]	EUR	50,000	80,370
G4S International Finance PLC
2.625%, due 12/06/18[4]	EUR	100,000	143,157
Hammerson PLC
2.750%, due 09/26/19[4]	EUR	100,000	145,804
4.875%, due 06/19/15[4]	EUR	50,000	72,424
HSBC Holdings PLC
3.375%, due 01/10/24[4,5]	EUR	100,000	145,108
Imperial Tobacco Finance PLC
4.500%, due 07/05/18[4]	EUR	150,000	234,050
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19[4]	EUR	50,000	105,820
Legal & General Group PLC
4.000%, due 06/08/25[4,5]	EUR	50,000	70,609
Lloyds TSB Bank PLC
6.500%, due 03/24/20[4]	EUR	90,000	150,548
10.375%, due 02/12/24[4,5]	EUR	50,000	89,137
Mondi Finance PLC
3.375%, due 09/28/20[4]	EUR	100,000	147,026
Nationwide Building Society
3.125%, due 04/03/17	EUR	100,000	147,298
6.750%, due 07/22/20[4]	EUR	100,000	168,397
NGG Finance PLC
4.250%, due 06/18/76[4,5]	EUR	100,000	144,817
Rolls-Royce PLC
2.125%, due 06/18/21[4]	EUR	100,000	141,805
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	270,000	411,241
5.375%, due 09/30/19[4]	EUR	50,000	81,894
6.934%, due 04/09/18	EUR	50,000	79,534
SSE PLC
5.025%, due 10/01/15[4,5,6]	EUR	150,000	215,469

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United Kingdom—(concluded)
Stagecoach Group PLC
5.750%, due 12/16/16	GBP	50,000	92,130
Total United Kingdom corporate notes			4,046,282

United States—0.53%
American International Group, Inc.
5.000%, due 06/26/17	EUR	50,000	77,179
6.797%, due 11/15/17	EUR	100,000	164,264
AT&T, Inc.
2.500%, due 03/15/23	EUR	100,000	141,759
Bank of America Corp.
4.750%, due 04/03/17[4]	EUR	200,000	306,547
Citigroup, Inc.
1.009%, due 05/31/17[5]	EUR	100,000	136,238
1.558%, due 11/30/17[5]	EUR	75,000	103,229
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.750%, due 05/19/23	EUR	100,000	137,327
GE Capital Trust II
5.500%, due 09/15/67[4,5]	EUR	50,000	74,397
JPMorgan Chase & Co.
2.625%, due 04/23/21[4]	EUR	100,000	145,809
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	100,000	153,996
MetLife Global Funding I
4.625%, due 05/16/17	EUR	100,000	153,374
Morgan Stanley
4.000%, due 11/17/15	EUR	205,000	297,857
4.500%, due 02/23/16	EUR	50,000	73,759
5.500%, due 10/02/17	EUR	50,000	79,009
Pemex Project Funding Master Trust
6.375%, due 08/05/16[4]	EUR	100,000	154,653
Philip Morris International, Inc.
2.750%, due 03/19/25	EUR	100,000	141,462
ProLogis LP
3.000%, due 01/18/22	EUR	100,000	144,370
Roche Holdings, Inc.
6.500%, due 03/04/21[4]	EUR	150,000	273,545
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	200,000	284,207
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	105,096
Wells Fargo & Co.
2.250%, due 09/03/20[4]	EUR	300,000	430,779
Total United States corporate notes			3,578,856
Total corporate notes (cost—$24,960,904)			27,415,881

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Non-US government obligations—2.16%
Germany—0.06%
Bundesrepublik Deutschland
1.500%, due 02/15/23	EUR	225,000	317,051
4.750%, due 07/04/40	EUR	50,000	102,292
Total Germany			419,343

Mexico—2.07%
Mexican Bonos
6.500%, due 06/10/21	MXN	43,700,000	3,486,033
7.500%, due 06/03/27	MXN	41,810,000	3,471,630
8.500%, due 05/31/29	MXN	39,250,000	3,490,931
10.000%, due 12/05/24	MXN	34,890,000	3,448,705
Total Mexico			13,897,299

Spain—0.03%
Spain Government Bond
5.500%, due 04/30/21	EUR	100,000	167,183
Total non-US government obligations (cost—$15,029,117)			14,483,825

Time deposits—18.59%
Abbey National
0.080%, due 05/01/14	USD	1,098,496	1,098,496
ABN Amro Bank N.V.
0.300%, due 10/10/14	USD	7,500,000	7,500,000
ABN Amro Bank N.V.
0.340%, due 09/10/14	USD	5,000,000	5,000,000
Barclays Bank PLC Bishopsgate
0.200%, due 05/22/14	USD	10,000,000	9,998,833
Citibank N.A. Treasury London
0.200%, due 05/27/14	USD	10,000,000	10,000,000
Commerzbank AG
0.100%, due 05/01/14	USD	12,807,749	12,807,749
Credit Agricole
0.010%, due 10/16/14	USD	10,000,000	10,000,000
DZ Bank AG
0.070%, due 05/01/14	USD	10,785,540	10,785,540
ING Bank N.V.
0.240%, due 09/02/14	USD	10,000,000	10,000,000
KBC Bank N.V.
0.120%, due 05/01/14	USD	12,501,876	12,501,876
Nationwide Building Society
0.200%, due 07/16/14	USD	5,000,000	5,000,000
Nationwide Building Society
0.230%, due 05/14/14	USD	5,000,000	5,000,000
Natixis
0.360%, due 06/02/14	USD	7,500,000	7,500,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
NRW Bank
0.110%, due 05/28/14	USD	5,000,000	4,999,588
Societe Generale
0.290%, due 05/02/14	USD	10,000,000	10,000,000
Societe Generale
0.700%, due 09/05/14	USD	2,500,000	2,500,000
Total Time deposits (cost—$124,692,082)			124,692,082

Short-term US government obligations[1,8]—33.54%
US Treasury Bills
0.030%, due 07/17/14	USD	7,500,000	7,499,677
0.036%, due 05/08/14	USD	5,500,000	5,499,983
0.065%, due 09/25/14	USD	36,150,000	36,144,831
0.067%, due 09/04/14	USD	38,000,000	37,996,010
0.100%, due 05/29/14	USD	15,753,000	15,752,748
0.450%, due 10/23/14	USD	51,100,000	51,090,087
0.650%, due 09/25/14	USD	71,000,000	70,989,847
Total short-term US government obligations (cost—$224,946,539)			224,973,183

Repurchase agreement—9.62%
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $63,475,095 Federal Home Loan Mortgage Corp. obligations, 1.960% to 2.100% due 10/17/22 to 11/07/22 and $7,320,126 Federal National Mortgage Association obligations, 2.080% to 2.170% due 10/17/22 to 11/02/22; (value—$65,840,805); proceeds: $64,549,000 (cost—$64,549,000)	64,549,000		64,549,000

	Number of contracts/ Notional amount
Options purchased—1.44%
Call options purchased—1.02%
DAX Index, strike @ 10,150, expires 05/16/14	278		2,700
DAX Index, strike @ 10,200, expires 05/16/14	279		1,742
DAX Index, strike @ 10,500, expires 06/20/14	278		8,871
Euro STOXX 50 Index, strike @ 3,325, expires 05/16/14	556		5,400
Euro STOXX 50 Index, strike @ 3,350, expires 05/16/14	278		1,543
Euro STOXX 50 Index, strike @ 3,400, expires 06/20/14	278		10,799
GBP Currency Futures, strike @ 172, expires 05/09/14	257		1,606
GBP Currency Futures, strike @ 173, expires 05/09/14	43		269
GBP Currency Futures, strike @ 173, expires 06/06/14	167		9,394
GBP Currency Futures, strike @ 173.5, expires 06/06/14	167		7,306
GBP Currency Futures, strike @ 174, expires 05/09/14	244		1,525
GBP Currency Futures, strike @ 174, expires 06/06/14	167		5,219
GBP Currency Futures, strike @ 174.5, expires 06/06/14	334		8,350

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Call options purchased—(concluded)
GBP Currency Futures, strike @ 175, expires 05/09/14	334		2,087
JPY Currency Futures, strike @ 101.5, expires 05/09/14	295		1,844
JPY Currency Futures, strike @ 103, expires 05/09/14	111		694
JPY Currency Futures, strike @ 103, expires 06/06/14	12		375
JPY Currency Futures, strike @ 103.5, expires 05/09/14	161		1,006
JPY Currency Futures, strike @ 103.5, expires 06/06/14	111		2,081
JPY Currency Futures, strike @ 104, expires 05/09/14	284		1,775
JPY Currency Futures, strike @ 104.5, expires 05/09/14	111		694
JPY Currency Futures, strike @ 104.5, expires 06/06/14	222		1,387
JPY Currency Futures, strike @ 106, expires 05/09/14	111		694
S&P 500 Index, strike @ 1,815, expires 06/21/14	69		543,030
S&P 500 Index, strike @ 1,835, expires 06/21/14	92		578,680
S&P 500 Index, strike @ 1,840, expires 06/21/14	126		744,660
S&P 500 Index, strike @ 1,845, expires 06/21/14	60		328,620
S&P 500 Index, strike @ 1,850, expires 06/19/15	170		2,034,900
S&P 500 Index, strike @ 1,860, expires 06/21/14	84		378,924
S&P 500 Index, strike @ 1,880, expires 06/21/14	24		79,200
S&P 500 Index, strike @ 2,000, expires 05/17/14	167		1,670
S&P 500 Index, strike @ 2,050, expires 05/17/14	445		2,225
S&P 500 Index, strike @ 2,075, expires 05/17/14	167		835
S&P 500 Index, strike @ 2,075, expires 06/21/14	167		835
S&P 500 Index, strike @ 2,100, expires 05/17/14	445		2,225
S&P 500 Index, strike @ 2,100, expires 06/21/14	167		3,340
US Treasury Note 10 Year Futures, strike @ 129, expires 05/23/14	167		2,609
US Treasury Note 10 Year Futures, strike @ 130.5, expires 05/23/14	111		1,734
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	USD	9,000,000	1,760,328
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	USD	1,000,000	159,963
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	USD	1,250,000	172,774
USD Call/JPY Put, strike @ JPY 105, expires 05/07/14	USD	2,500,000	75
USD Call/JPY Put, strike @ JPY 105, expires 05/08/14	USD	2,500,000	120
USD Call/JPY Put, strike @ JPY 105, expires 05/09/14	USD	2,500,000	175
USD Call/JPY Put, strike @ JPY 105, expires 05/12/14	USD	2,500,000	240
USD Call/JPY Put, strike @ JPY 105, expires 05/13/14	USD	2,500,000	312
Total call options purchased			6,874,835

Put options & swaptions purchased—0.42%
Apple, Inc., strike @ 505, expires 07/19/14	22		3,036
DAX Index, strike @ 7,750, expires 05/16/14	558		2,709
DAX Index, strike @ 8,150, expires 05/16/14	279		2,903
DAX Index, strike @ 8,200, expires 06/20/14	822		88,951
Euro STOXX 50 Index, strike @ 2,450, expires 05/16/14	557		1,546
Euro STOXX 50 Index, strike @ 2,500, expires 06/20/14	841		28,002
Euro STOXX 50 Index, strike @ 2,600, expires 06/20/14	1,114		57,184

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Put options & swaptions purchased—(continued)
Euro STOXX 50 Index, strike @ 2,700, expires 05/16/14	278		2,314
Euro STOXX 50 Index, strike @ 2,750, expires 06/20/14	580		59,545
Euro STOXX 50 Index, strike @ 2,775, expires 06/20/14	39		4,599
Euro STOXX 50 Index, strike @ 2,825, expires 05/16/14	856		15,438
GBP Currency Futures, strike @ 157.5, expires 05/09/14	167		1,044
GBP Currency Futures, strike @ 158, expires 05/09/14	557		3,481
GBP Currency Futures, strike @ 158, expires 06/06/14	167		1,044
GBP Currency Futures, strike @ 161.5, expires 05/09/14	56		350
JPY Currency Futures, strike @ 90, expires 06/06/14	166		1,038
JPY Currency Futures, strike @ 91, expires 05/09/14	111		694
JPY Currency Futures, strike @ 91.5, expires 05/09/14	30		188
JPY Currency Futures, strike @ 92, expires 05/09/14	111		694
JPY Currency Futures, strike @ 92.5, expires 05/09/14	222		1,388
JPY Currency Futures, strike @ 93, expires 05/09/14	54		338
JPY Currency Futures, strike @ 93, expires 06/06/14	56		1,050
JPY Currency Futures, strike @ 94.5, expires 05/09/14	168		2,100
Kospi 200 Index, strike @ 271.22, expires 09/11/14	KRW	30,512,204	487,134
S&P 500 Index, strike @ 1,400, expires 05/17/14	167		1,670
S&P 500 Index, strike @ 1,400, expires 06/21/14	167		6,680
S&P 500 Index, strike @ 1,430, expires 06/21/14	167		6,680
S&P 500 Index, strike @ 1,450, expires 06/21/14	445		22,250
S&P 500 Index, strike @ 1,470, expires 05/17/14	167		835
S&P 500 Index, strike @ 1,480, expires 06/21/14	167		10,020
S&P 500 Index, strike @ 1,500, expires 05/17/14	1,160		11,600
S&P 500 Index, strike @ 1,500, expires 06/21/14	167		13,360
S&P 500 Index, strike @ 1,575, expires 05/17/14	167		3,340
S&P 500 Index, strike @ 1,700, expires 05/17/14	46		2,898
S&P 500 Index, strike @ 1,725, expires 06/21/14	106		63,600
S&P 500 Index, strike @ 1,740, expires 07/19/14	124		167,400
S&P 500 Index, strike @ 1,820, expires 05/17/14	167		65,130
S&P 500 Index, strike @ 1,820, expires 06/21/14	223		427,045
S&P 500 Index, strike @ 1,850, expires 05/17/14	111		87,690
S&P 500 Index, strike @ 1,850, expires 06/21/14	69		159,045
S&P 500 Index, strike @ 1,855, expires 06/21/14	56		145,040
S&P 500 Index, strike @ 1,865, expires 06/21/14	100		288,000
US Treasury Note 10 Year Futures, strike @ 116, expires 05/23/14	111		1,734
US Treasury Note 10 Year Futures, strike @ 116, expires 06/20/14	167		2,609
US Treasury Note 10 Year Futures, strike @ 116.5, expires 05/23/14	222		3,469
US Treasury Note 10 Year Futures, strike @ 117, expires 05/23/14	167		2,609
US Treasury Note 10 Year Futures, strike @ 118.5, expires 05/23/14	111		1,734

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
US Treasury Note 10 Year Futures, strike @ 119, expires 05/23/14	556		8,688
US Treasury Note 10 Year Futures, strike @ 119.5, expires 05/23/14	557		8,703
USD Put/JPY Call, strike @ JPY 71, expires 05/16/14	USD	1,250,000	0
USD Put/JPY Call, strike @ JPY 95, expires 05/13/14	USD	2,500,000	0
USD Put/JPY Call, strike @ JPY 95, expires 05/07/14	USD	2,500,000	0
USD Put/JPY Call, strike @ JPY 95, expires 05/08/14	USD	2,500,000	0
USD Put/JPY Call, strike @ JPY 95, expires 05/12/14	USD	2,500,000	0
USD Put/JPY Call, strike @ JPY 95, expires 05/09/14	USD	2,500,000	0
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 01/09/34 (counterparty: RBS; receive floating rate); underlying swap terminates 01/11/54[3]	EUR	10,000,000	539,465
Total put options & swaptions purchased			2,818,064
Total options purchased (cost—$10,940,387)			9,692,899
Total investments before investments sold short (cost—$662,341,919)—101.60%			681,562,854

	Number of shares
Investments sold short—(4.28)%
Common stocks—(4.28)%
Australia—(0.54)%
Alumina Ltd.	(908,439)		(1,139,319)
Iluka Resources Ltd.	(209,110)		(1,727,000)
Newcrest Mining Ltd.	(80,253)		(779,846)
Total Australia common stocks			(3,646,165)

Austria—(0.10)%
Erste Group Bank AG	(20,453)		(686,402)

Canada—(0.17)%
Barrick Gold Corp.	(15,400)		(268,785)
Catamaran Corp.	(2,700)		(102,576)
First Quantum Minerals Ltd.	(4,600)		(91,618)
Turquoise Hill Resources Ltd.	(181,400)		(705,044)
Total Canada common stocks			(1,168,023)

Finland—(0.14)%
Nokia Oyj	(123,615)		(925,227)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Germany—(0.11)%
ThyssenKrupp AG	(25,563)	(727,738)

Japan—(1.19)%
ACOM Co. Ltd.	(171,800)	(584,794)
Advantest Corp.	(158,000)	(1,740,187)
Hitachi Construction Machinery Co. Ltd.	(44,900)	(833,132)
Japan Exchange Group, Inc.	(52,700)	(1,040,237)
Shikoku Electric Power Co., Inc.	(27,000)	(315,860)
The Japan Steel Works Ltd.	(171,000)	(720,898)
The Kansai Electric Power Co., Inc.	(121,000)	(1,013,117)
Tokyu Fudosan Holdings Corp.	(238,300)	(1,729,531)
Total Japan common stocks		(7,977,756)

Jersey—(0.25)%
Glencore Xstrata PLC	(309,037)	(1,661,862)

Luxembourg—(0.21)%
ArcelorMittal	(87,081)	(1,414,102)

Sweden—(0.09)%
Lundin Petroleum AB	(27,059)	(578,035)

United Kingdom—(0.41)%
Antofagasta PLC	(59,098)	(785,277)
ARM Holdings PLC	(104,014)	(1,565,627)
Royal Bank of Scotland Group PLC	(7,214)	(36,394)
Schroders PLC	(8,914)	(384,688)
Total United Kingdom common stocks		(2,771,986)

United States—(1.07)%
BioMarin Pharmaceutical, Inc.	(17,108)	(996,199)
Cobalt International Energy, Inc.	(92,256)	(1,660,608)
Newmont Mining Corp.	(68,739)	(1,706,790)
Pioneer Natural Resources Co.	(8,137)	(1,572,638)
Rackspace Hosting, Inc.	(13,150)	(381,613)
Vertex Pharmaceuticals, Inc.	(12,396)	(839,209)
Total United States common stocks		(7,157,057)
Total investments sold short (proceeds—$29,956,107)		(28,714,353)
Other assets in excess of liabilities—2.68%		17,958,710
Net assets—100.00%		670,807,211

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,507,607
Gross unrealized depreciation	(8,286,672)
Net unrealized appreciation	$19,220,935

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Written options

Number of contracts/ Notional amount		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
22		Apple Flex, Inc., strike @ 505	07/19/14	90,863	(189,145)	(98,282)
278		DAX Index, strike @ 9,850	05/16/14	35,499	(45,125)	(9,626)
278		DAX Index, strike @ 9,900	05/19/14	22,989	(28,926)	(5,937)
279		DAX Index, strike @ 10,050	05/16/14	42,050	(6,968)	35,082
279		DAX Index, strike @ 10,250	06/20/14	49,828	(34,256)	15,572
289		Euro STOXX 50 Index, strike @ 3,225	05/16/14	47,029	(47,712)	(683)
567		Euro STOXX 50 Index, strike @ 3,250	05/16/14	52,161	(50,344)	1,817
556		Euro STOXX 50 Index, strike @ 3,275	05/16/14	50,623	(23,913)	26,710
580		Euro STOXX 50 Index, strike @ 3,275	06/20/14	110,713	(158,519)	(47,806)
278		Euro STOXX 50 Index, strike @ 3,325	06/20/14	33,018	(37,797)	(4,779)
39		Euro STOXX 50 Index, strike @ 3,350	06/20/14	7,723	(3,571)	4,152
194		GBP Currency Futures, strike @ 170.5	05/09/14	17,848	(9,700)	8,148
242		GBP Currency Futures, strike @ 171	05/09/14	15,916	(6,050)	9,866
167		GBP Currency Futures, strike @ 171	06/06/14	17,256	(32,356)	(15,100)
334		GBP Currency Futures, strike @ 171.5	05/09/14	45,007	(4,175)	40,832
167		GBP Currency Futures, strike @ 171.5	06/06/14	17,306	(24,006)	(6,700)
167		GBP Currency Futures, strike @ 172	06/06/14	21,431	(17,744)	3,687
78		GBP Currency Futures, strike @ 172.5	05/09/14	11,000	(487)	10,513
334		GBP Currency Futures, strike @ 172.5	06/06/14	31,260	(25,050)	6,210
56		JPY Currency Futures, strike @ 100	05/09/14	4,528	(1,750)	2,778
333		JPY Currency Futures, strike @ 101	05/09/14	50,880	(4,162)	46,718
12		JPY Currency Futures, strike @ 101	06/06/14	2,218	(1,499)	719
45		JPY Currency Futures, strike @ 101.5	05/09/14	6,069	(281)	5,788
111		JPY Currency Futures, strike @ 101.5	06/06/14	23,297	(9,713)	13,584
500		JPY Currency Futures, strike @ 102	05/09/14	99,210	(3,125)	96,085
55		JPY Currency Futures, strike @ 102.5	05/09/14	8,793	(343)	8,450
222		JPY Currency Futures, strike @ 102.5	06/06/14	46,593	(9,712)	36,881
KRW	30,512,204	Kospi 200 Index, strike @ 271.22	09/11/14	462,394	(80,122)	382,272
69		S&P 500 Index, strike @ 1,850	06/21/14	365,554	(364,320)	1,234
56		S&P 500 Index, strike @ 1,855	06/21/14	226,682	(267,680)	(40,998)
100		S&P 500 Index, strike @ 1,865	06/21/14	398,989	(409,700)	(10,711)
167		S&P 500 Index, strike @ 1,920	05/17/14	40,563	(46,760)	(6,197)
139		S&P 500 Index, strike @ 1,925	05/17/14	20,832	(25,020)	(4,188)
334		S&P 500 Index, strike @ 1,930	05/17/14	47,725	(45,090)	2,635
491		S&P 500 Index, strike @ 1,940	05/17/14	66,054	(33,388)	32,666
445		S&P 500 Index, strike @ 1,950	05/17/14	75,291	(16,910)	58,381
167		S&P 500 Index, strike @ 1,960	05/17/14	44,738	(5,010)	39,728
124		S&P 500 Index, strike @ 1,960	07/19/14	86,538	(101,680)	(15,142)
167		S&P 500 Index, strike @ 1,970	05/17/14	31,378	(2,505)	28,873
167		S&P 500 Index, strike @ 1,970	06/21/14	42,233	(39,245)	2,988
556		S&P 500 Index, strike @ 1,980	05/17/14	125,052	(5,560)	119,492
273		S&P 500 Index, strike @ 1,980	06/21/14	109,689	(47,775)	61,914
167		US Treasury Note 10 Year Futures, strike @ 126	05/23/14	17,910	(18,266)	(356)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Written options – (continued)

Number of contracts/ Notional amount	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
111	US Treasury Note 10 Year Futures, strike @ 126.5	05/23/14	11,862	(6,939)	4,923
			3,134,592	(2,292,399)	842,193

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
547	DAX Index, strike @ 8,650	06/20/14	154,398	(132,425)	21,973
278	DAX Index, strike @ 8,750	05/16/14	53,722	(12,149)	41,573
279	DAX Index, strike @ 8,800	05/16/14	43,255	(14,128)	29,127
580	Euro STOXX 50 Index, strike @ 2,625	06/20/14	140,165	(32,992)	107,173
39	Euro STOXX 50 Index, strike @ 2,650	06/20/14	12,354	(2,489)	9,865
578	Euro STOXX 50 Index, strike @ 2,725	05/16/14	100,466	(5,614)	94,852
557	Euro STOXX 50 Index, strike @ 2,750	06/20/14	101,295	(57,183)	44,112
278	Euro STOXX 50 Index, strike @ 2,775	06/20/14	49,606	(32,784)	16,822
280	Euro STOXX 50 Index, strike @ 2,825	06/20/14	250,467	(43,118)	207,349
278	Euro STOXX 50 Index, strike @ 2,875	05/16/14	34,276	(7,328)	26,948
556	Euro STOXX 50 Index, strike @ 2,925	05/16/14	55,338	(22,370)	32,968
167	GBP Currency Futures, strike @ 159.5	05/09/14	19,394	(1,044)	18,350
223	GBP Currency Futures, strike @ 160	05/09/14	26,247	(1,394)	24,853
166	GBP Currency Futures, strike @ 160.5	05/09/14	22,390	(1,037)	21,353
167	GBP Currency Futures, strike @ 163.5	06/06/14	15,219	(4,175)	11,044
70	GBP Currency Futures, strike @ 164	05/09/14	5,067	(438)	4,629
112	GBP Currency Futures, strike @ 165.5	05/09/14	6,755	(1,399)	5,356
166	JPY Currency Futures, strike @ 92	06/06/14	32,061	(2,075)	29,986
306	JPY Currency Futures, strike @ 93.5	05/09/14	47,062	(1,912)	45,150
222	JPY Currency Futures, strike @ 94	05/09/14	40,350	(1,388)	38,962
12	JPY Currency Futures, strike @ 94.5	06/06/14	1,468	(899)	569
56	JPY Currency Futures, strike @ 95.5	05/09/14	5,816	(1,750)	4,066
56	JPY Currency Futures, strike @ 96	05/09/14	5,436	(3,150)	2,286
54	JPY Currency Futures, strike @ 96.5	05/09/14	8,280	(5,400)	2,880
167	S&P 500 Index, strike @ 1,560	05/17/14	48,078	(3,340)	44,738
334	S&P 500 Index, strike @ 1,600	05/17/14	10,425	(6,680)	3,745
278	S&P 500 Index, strike @ 1,600	06/21/14	76,703	(51,430)	25,273
167	S&P 500 Index, strike @ 1,620	05/17/14	21,358	(4,175)	17,183
334	S&P 500 Index, strike @ 1,630	06/21/14	116,195	(83,500)	32,695
46	S&P 500 Index, strike @ 1,640	05/17/14	41,303	(1,840)	39,463
167	S&P 500 Index, strike @ 1,640	06/21/14	53,088	(43,420)	9,668
273	S&P 500 Index, strike @ 1,650	06/21/14	155,554	(77,805)	77,749
167	S&P 500 Index, strike @ 1,660	06/21/14	69,788	(51,770)	18,018
110	S&P 500 Index, strike @ 1,675	05/17/14	382,768	(4,950)	377,818
167	S&P 500 Index, strike @ 1,680	05/17/14	55,593	(5,845)	49,748
124	S&P 500 Index, strike @ 1,690	07/19/14	160,938	(115,320)	45,618
139	S&P 500 Index, strike @ 1,700	05/17/14	16,387	(8,757)	7,630
278	S&P 500 Index, strike @ 1,710	05/17/14	76,103	(20,294)	55,809
278	S&P 500 Index, strike @ 1,720	05/17/14	57,738	(20,850)	36,888
278	S&P 500 Index, strike @ 1,730	05/17/14	53,933	(20,850)	33,083
111	S&P 500 Index, strike @ 1,740	05/17/14	18,636	(9,990)	8,646

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Written options – (concluded)

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
612	S&P 500 Index, strike @ 1,750	05/17/14	120,579	(55,080)	65,499
111	S&P 500 Index, strike @ 1,760	05/17/14	32,511	(12,765)	19,746
111	S&P 500 Index, strike @ 1,780	05/17/14	35,286	(18,315)	16,971
69	S&P 500 Index, strike @ 1,815	06/21/14	317,254	(120,405)	196,849
92	S&P 500 Index, strike @ 1,835	06/21/14	524,206	(180,320)	343,886
126	S&P 500 Index, strike @ 1,840	06/21/14	622,174	(280,350)	341,824
60	S&P 500 Index, strike @ 1,845	06/21/14	318,353	(136,200)	182,153
84	S&P 500 Index, strike @ 1,860	06/21/14	319,023	(228,060)	90,963
24	S&P 500 Index, strike @ 1,880	06/21/14	105,549	(81,600)	23,949
111	US Treasury Note 10 Year Futures, strike @ 120	05/23/14	13,595	(1,734)	11,861
167	US Treasury Note 10 Year Futures, strike @ 120	06/20/14	23,063	(13,046)	10,017
222	US Treasury Note 10 Year Futures, strike @ 120.5	05/23/14	34,150	(3,469)	30,681
167	US Treasury Note 10 Year Futures, strike @ 121	05/23/14	28,316	(2,610)	25,706
500	US Treasury Note 10 Year Futures, strike @ 121.5	05/23/14	51,799	(15,625)	36,174
501	US Treasury Note 10 Year Futures, strike @ 122	05/23/14	73,618	(31,313)	42,305
223	US Treasury Note 10 Year Futures, strike @ 122.5	05/23/14	41,249	(20,906)	20,343
			5,306,200	(2,121,255)	3,184,945
			8,440,792	(4,413,654)	4,027,138

Written option activity for the nine months ended April 30, 2014 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2013	25,386	7,499,907
Options written	270,920	55,939,974
Options exercised	(2,034)	(2,357,073)
Options terminated in closing purchase transactions	(121,731)	(29,454,695)
Options expired prior to exercise	(149,921)	(23,649,715)
Options outstanding at April 30, 2014	22,620	7,978,398

	Notional	Premiums
	amount (KRW)	received ($)
Options outstanding at July 31, 2013	35,100,000	327,600
Options written	30,512,204	462,394
Options terminated in closing purchase transactions	(35,100,000)	(327,600)
Options expired prior to exercise	—	—
Options outstanding at April 30, 2014	30,512,204	462,394

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Foreign exchange written options

Notional amount (000)		Calls written	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	1,250	USD Call/JPY Put, strike @ JPY 88	BB	05/16/14	50,525	(172,590)	(122,065)
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/07/14	85,249	(74)	85,175
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/08/14	83,525	(120)	83,405
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/09/14	78,775	(175)	78,600
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/12/14	75,450	(240)	75,210
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	05/13/14	45,900	(312)	45,588
USD	2,180	USD Call/JPY Put, strike @ JPY 110	BB	03/09/15	36,493	(16,727)	19,766
USD	2,180	USD Call/JPY Put, strike @ JPY 110	BB	03/10/15	37,278	(16,854)	20,424
USD	2,180	USD Call/JPY Put, strike @ JPY 110	BB	03/11/15	38,259	(16,980)	21,279
USD	3,700	USD Call/JPY Put, strike @ JPY 110	BB	03/11/15	53,651	(29,105)	24,546
USD	2,180	USD Call/JPY Put, strike @ JPY 110	BB	03/12/15	54,827	(17,100)	37,727
USD	2,180	USD Call/JPY Put, strike @ JPY 110	BB	03/13/15	54,805	(17,228)	37,577
					694,737	(287,505)	407,232

		Puts written
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	02/09/15	423,000	(72)	422,928
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	12/10/15	84,275	(1,402)	82,873
USD	1,250	USD Put/JPY Call, strike @ JPY 71	BB	05/16/14	67,475	—	67,475
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/07/14	43,500	—	43,500
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/08/14	45,225	—	45,225
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/09/14	49,975	—	49,975
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/12/14	53,300	—	53,300
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	05/13/14	82,850	—	82,850
USD	2,180	USD Put/JPY Call, strike @ JPY 100	BB	03/09/15	70,348	(51,517)	18,831
USD	2,180	USD Put/JPY Call, strike @ JPY 100	BB	03/10/15	69,325	(51,726)	17,599
USD	2,180	USD Put/JPY Call, strike @ JPY 100	BB	03/11/15	67,798	(51,932)	15,866
USD	3,700	USD Put/JPY Call, strike @ JPY 100	BB	03/11/15	98,642	(88,422)	10,220
USD	2,180	USD Put/JPY Call, strike @ JPY 100	BB	03/12/15	54,827	(52,154)	2,673
USD	2,180	USD Put/JPY Call, strike @ JPY 100	BB	03/13/15	54,784	(52,362)	2,422
					1,265,324	(349,587)	915,737
					1,960,061	(637,092)	1,322,969

Foreign exchange written options activity for the nine months ended April 30, 2014 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2013	3,724,880
Foreign exchange options written	1,183,021
Foreign exchange options expired prior to exercise	(2,947,840)
Foreign exchange options outstanding at April 30, 2014	1,960,061

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value ($)	(depreciation) ($)
US Treasury futures buy contracts:
1,155	USD	US Treasury Note 10 Year Futures	June 2014	143,152,304	143,707,266	554,962

Index futures buy contracts:
48	CAD	S&P TSX 60 Index Futures	June 2014	7,104,856	7,313,828	208,972
6	EUR	CAC 40 Index Futures	May 2014	359,361	369,501	10,140
72	EUR	DAX Index Futures	June 2014	22,899,239	24,001,996	1,102,757
15	EUR	FTSE MIB Index Futures	June 2014	2,261,830	2,234,459	(27,371)
9	GBP	FTSE 100 Index Futures	June 2014	983,752	1,024,958	41,206
33	HKD	Hang Seng Index Futures	May 2014	4,682,665	4,647,459	(35,206)
52	JPY	NIKKEI 225 Index Futures	June 2014	7,693,862	7,238,767	(455,095)
67	JPY	TOPIX Index Futures	June 2014	7,848,424	7,578,904	(269,520)
12	USD	CBOE Volatility Index Futures	May 2014	197,422	180,000	(17,422)
683	USD	MSCI EAFE Mini Index Futures	June 2014	63,025,651	65,714,845	2,689,194
419	USD	NASDAQ 100 E-Mini Index Futures	June 2014	30,851,353	29,943,835	(907,518)
1,004	USD	S&P 500 E-Mini Index Futures	June 2014	92,364,698	94,270,580	1,905,882

Interest rate futures buy contracts:
694	GBP	United Kingdom Long Gilt Bond Futures	June 2014	128,111,395	129,290,640	1,179,245
17	JPY	JGB MINI 10 Year Futures	June 2014	2,407,219	2,411,620	4,401
				513,944,031	519,928,658	5,984,627

				Proceeds ($)
US Treasury futures sell contracts:
4	USD	US Treasury Note 10 Year Futures	June 2014	494,889	497,688	(2,799)

Index futures sell contracts:
131	AUD	ASX SPI 200 Index Futures	June 2014	16,296,662	16,595,407	(298,745)
94	CHF	Swiss Market Index Futures	June 2014	8,547,328	8,998,035	(450,707)
257	EUR	CAC 40 Index Futures	May 2014	15,222,170	15,826,979	(604,809)
47	EUR	EURO STOXX 50 Index Futures	June 2014	1,955,526	2,049,528	(94,002)
24	EUR	IBEX 35 Index Futures	May 2014	3,355,469	3,460,793	(105,324)
17	GBP	FTSE 100 Index Futures	June 2014	1,914,323	1,936,033	(21,710)
7	HKD	Hang Seng Index Futures	May 2014	996,602	985,825	10,777
48	JPY	TOPIX Index Futures	June 2014	5,735,071	5,429,662	305,409
10	SEK	OMX 30 Index Futures	May 2014	206,534	208,611	(2,077)
258	USD	Russell 2000 Mini Index Futures	June 2014	30,471,735	28,988,880	1,482,855
703	USD	S&P 500 E-Mini Index Futures	June 2014	65,368,405	66,008,185	(639,780)

Interest rate futures sell contracts:
546	AUD	Australian Treasury Bond 10 Year Futures	June 2014	58,411,076	59,134,620	(723,544)
1,202	CAD	Canada Government Bond 10 Year Futures	June 2014	141,742,215	143,436,075	(1,693,860)
371	EUR	German Euro Bund Futures	June 2014	73,403,295	74,352,780	(949,485)
				424,121,300	427,909,101	(3,787,801)
						2,196,826

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	AUD	900,000	USD	796,818	05/12/14	(38,710)
BB	AUD	266,968	USD	239,085	05/13/14	(8,741)
BB	AUD	477,125	USD	424,690	06/11/14	(17,347)
BB	AUD	32,512,635	USD	29,362,723	06/18/14	(744,494)
BB	AUD	10,488,926	USD	9,760,945	06/18/14	48,033
BB	AUD	2,800,000	USD	2,571,437	07/10/14	(17,496)
BB	AUD	4,118,372	USD	3,820,338	07/14/14	13,466
BB	AUD	4,109,851	USD	3,820,616	07/28/14	25,292
BB	AUD	3,162,341	USD	2,939,867	07/29/14	19,742
BB	CAD	25,003,084	USD	22,512,442	06/18/14	(273,854)
BB	CAD	1,660,000	USD	1,504,131	07/10/14	(7,900)
BB	CAD	11,252,505	USD	10,212,949	07/11/14	(36,289)
BB	CHF	1,030,000	USD	1,138,287	05/12/14	(32,100)
BB	CHF	30,280,999	USD	34,112,588	06/18/14	(305,827)
BB	EUR	6,649,465	USD	8,979,723	05/12/14	(245,257)
BB	EUR	106,944	USD	146,981	06/05/14	(1,376)
BB	EUR	1,946,501	USD	2,711,721	06/18/14	11,534
BB	EUR	6,270,246	USD	8,682,605	06/18/14	(15,484)
BB	EUR	2,875,794	USD	3,958,340	07/10/14	(30,746)
BB	EUR	19,206,221	USD	26,544,591	07/23/14	(96,497)
BB	EUR	1,570,000	USD	2,173,367	07/25/14	(4,387)
BB	GBP	4,898,523	USD	7,977,181	05/12/14	(292,833)
BB	GBP	54,878	USD	91,497	06/05/14	(1,135)
BB	GBP	1,567,151	USD	2,611,924	06/11/14	(33,227)
BB	GBP	2,389,004	USD	3,977,231	06/18/14	(54,885)
BB	GBP	475,000	USD	787,124	07/10/14	(14,436)
BB	JPY	398,000,000	USD	3,935,887	05/12/14	42,658
BB	JPY	160,000,000	USD	1,552,652	05/28/14	(12,617)
BB	JPY	602,610,261	USD	5,889,047	06/18/14	(6,964)
BB	NOK	112,684,952	USD	18,781,137	06/18/14	(142,293)
BB	NOK	1,000,000	USD	166,659	07/10/14	(1,123)
BB	NZD	23,817,908	USD	19,937,686	06/18/14	(519,675)
BB	SEK	2,400,000	USD	367,513	05/12/14	(1,546)
BB	SEK	695,666	USD	107,637	06/11/14	719
BB	SEK	1,018,184	USD	156,342	06/11/14	(145)
BB	SEK	231,193,224	USD	35,702,353	06/18/14	173,800
BB	SEK	80,828,077	USD	12,304,258	06/18/14	(116,974)
BB	SEK	3,800,000	USD	583,306	07/10/14	(453)
BB	SGD	87,587	USD	68,852	06/11/14	(1,010)
BB	SGD	22,983,229	USD	18,133,482	06/18/14	(198,811)
BB	SGD	5,835,576	USD	4,661,904	06/18/14	7,228
BB	USD	19,280,563	CAD	21,507,496	06/18/14	320,066
BB	USD	1,284,697	CHF	1,136,170	06/18/14	6,713
BB	USD	485,655	CHF	425,940	06/18/14	(1,517)
BB	USD	23,166	EUR	16,707	06/11/14	10
BB	USD	39,028,701	EUR	28,366,507	06/18/14	321,334
BB	USD	6,027,949	GBP	3,616,031	06/18/14	75,120

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	USD	43,305	HKD	335,970	06/11/14	33
BB	USD	123,237	JPY	12,513,138	06/11/14	(812)
BB	USD	42,333,100	JPY	4,333,588,125	06/18/14	67,242
BB	USD	10,151,470	JPY	1,036,857,276	06/18/14	(6,735)
BB	USD	1,679,745	MXN	22,500,000	05/20/14	37,987
BB	USD	3,680,900	MXN	49,000,000	05/23/14	59,029
BB	USD	37,085,001	NOK	223,782,727	06/18/14	495,321
BB	USD	14,980,655	NZD	17,624,546	06/18/14	157,186
BB	USD	6,714,448	NZD	7,798,701	06/18/14	(16,091)
BB	USD	5,782,634	SGD	7,327,410	06/18/14	61,985
BNP	AUD	12,646,561	USD	11,663,253	07/30/14	(13,853)
BNP	CAD	186,080	USD	167,851	05/13/14	(1,874)
BNP	CAD	8,399,501	USD	7,646,647	06/02/14	(11,052)
BNP	CAD	7,280,156	USD	6,620,857	06/03/14	(16,195)
BNP	CAD	16,915,760	USD	15,233,522	06/12/14	(184,669)
BNP	CAD	4,600,000	USD	4,103,442	06/17/14	(88,818)
BNP	DKK	1,200,000	USD	221,425	07/10/14	(1,692)
BNP	EUR	1,150,000	USD	1,583,259	05/12/14	(12,167)
BNP	EUR	5,073,804	USD	6,917,243	05/15/14	(121,731)
BNP	EUR	19,910,557	USD	27,360,490	06/05/14	(260,416)
BNP	GBP	4,295,257	USD	7,151,317	05/13/14	(100,165)
BNP	HKD	2,600,000	USD	334,896	05/12/14	(466)
BNP	HKD	3,900,000	USD	502,931	07/10/14	(177)
BNP	JPY	370,035,550	USD	3,635,070	05/28/14	15,037
BNP	MXN	80,029,630	USD	6,081,833	07/07/14	(4,186)
BNP	RUB	14,265,425	USD	395,000	05/13/14	(4,590)
BNP	USD	79,101	EUR	57,018	06/05/14	(3)
BNP	USD	525,921	EUR	382,918	06/05/14	5,282
BNP	USD	141,545	EUR	102,079	06/11/14	62
BNP	USD	5,273,940	MXN	71,100,000	05/21/14	153,653
BNP	USD	5,936,007	MXN	80,000,000	05/22/14	170,495
BNP	USD	1,687,037	MXN	22,500,000	05/23/14	30,278
BNP	USD	18,130	RUB	670,000	05/13/14	637
MSCI	AUD	7,081,434	USD	6,336,950	06/18/14	(220,570)
MSCI	AUD	1,831,822	USD	1,709,918	06/18/14	13,622
MSCI	CAD	32,563,099	USD	29,400,669	06/18/14	(275,368)
MSCI	CHF	34,483,703	USD	38,861,155	06/18/14	(334,196)
MSCI	EUR	4,551,929	USD	6,315,847	06/18/14	1,409
MSCI	EUR	5,947,061	USD	8,217,674	06/18/14	(32,092)
MSCI	GBP	3,333,236	USD	5,551,473	06/18/14	(74,300)
MSCI	JPY	899,054,841	USD	8,771,522	06/18/14	(24,938)
MSCI	JPY	431,142,142	USD	4,236,704	06/18/14	18,358
MSCI	NOK	28,784,020	USD	4,849,176	06/18/14	15,413
MSCI	SEK	110,636,303	USD	17,218,696	06/18/14	216,693
MSCI	SEK	56,955,336	USD	8,697,666	06/18/14	(54,929)
MSCI	SGD	37,188,318	USD	29,328,794	06/18/14	(334,014)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
MSCI	USD	10,235,882	AUD	11,121,781	06/18/14	63,064
MSCI	USD	17,775,352	CAD	19,702,880	06/18/14	180,660
MSCI	USD	1,475,061	CHF	1,290,063	06/18/14	(8,731)
MSCI	USD	31,510,604	EUR	22,926,344	06/18/14	292,833
MSCI	USD	21,287,515	GBP	12,764,596	06/18/14	256,330
MSCI	USD	13,898,959	JPY	1,419,940,600	06/18/14	(6,091)
MSCI	USD	5,215,154	JPY	533,655,713	06/18/14	6,197
MSCI	USD	20,113,399	NOK	120,948,029	06/18/14	197,668
MSCI	USD	9,884,309	NZD	11,476,136	06/18/14	(27,378)
MSCI	USD	45,587,411	NZD	54,329,926	06/18/14	1,076,929
MSCI	USD	2,765,477	SEK	17,771,076	06/18/14	(34,512)
RBS	CAD	1,950,000	USD	1,758,056	05/12/14	(20,603)
RBS	CHF	1,700,000	USD	1,917,468	07/10/14	(15,147)
RBS	EUR	500,000	USD	689,728	05/12/14	(3,935)
RBS	EUR	203,976	USD	281,555	06/05/14	(1,411)
RBS	EUR	811,860	USD	1,117,666	06/11/14	(8,568)
RBS	EUR	700,000	USD	960,556	07/10/14	(10,432)
RBS	GBP	79,279	USD	133,073	06/11/14	(740)
RBS	HKD	3,351,332	USD	431,951	06/11/14	(353)
RBS	JPY	229,174,981	USD	2,253,069	06/11/14	10,883
RBS	JPY	28,267,613	USD	272,768	06/11/14	(3,794)
RBS	JPY	323,000,000	USD	3,108,450	07/10/14	(52,221)
RBS	MXN	9,072,000	USD	690,974	07/15/14	1,516
RBS	SGD	5,172	USD	4,083	06/11/14	(42)
RBS	SGD	5,680	USD	4,550	06/11/14	20
RBS	SGD	450,000	USD	356,341	07/10/14	(2,600)
RBS	USD	158,671	EUR	114,717	05/05/14	482
RBS	USD	147,477	EUR	106,197	06/05/14	(154)
RBS	USD	123,187	GBP	74,723	06/11/14	2,935
RBS	USD	175,427	HKD	1,361,216	06/11/14	162
RBS	USD	176,499	JPY	18,047,546	06/11/14	73
RBS	USD	192,998	JPY	19,628,703	06/11/14	(956)
RBS	USD	1,650,607	MXN	22,200,000	05/19/14	44,359
RBS	USD	1,502,709	MXN	20,000,000	05/23/14	23,793
RBS	USD	7,127	SEK	45,951	06/11/14	(65)
						(926,640)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Variance swaps3,9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BB	GBP	10	06/20/14	Receive	FTSE 100 Index	15.60	—	(61,325)	(61,325)
BNP	EUR	6	05/16/14	Receive	DJ EuroStoxx 50 Index	18.85	—	(23,502)	(23,502)
BNP	EUR	1	05/16/14	Receive	DJ EuroStoxx 50 Index	19.00	—	(4,452)	(4,452)
BNP	EUR	5	08/15/14	Receive	DJ EuroStoxx 50 Index	18.95	—	(6,195)	(6,195)
BNP	GBP	9	12/19/14	Pay	FTSE 100 Index	18.10	—	61,672	61,672
BNP	GBP	5	12/19/14	Pay	FTSE 100 Index	25.00	—	77,531	77,531
BNP	GBP	10	12/19/14	Pay	FTSE 100 Index	25.20	—	157,336	157,336
BNP	GBP	13	12/19/14	Pay	FTSE 100 Index	26.90	—	228,192	228,192
BNP	GBP	2	12/19/14	Pay	FTSE 100 Index	28.20	—	45,050	45,050
BNP	GBP	4	12/19/14	Pay	FTSE 100 Index	28.50	—	79,121	79,121
BNP	HKD	194	12/30/14	Receive	China Enterprises Index (Hang Seng)	28.90	—	(142,269)	(142,269)
BNP	HKD	85	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.30	—	(106,044)	(106,044)
BNP	HKD	15	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.50	—	(18,883)	(18,883)
BNP	HKD	129	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.65	—	(164,862)	(164,862)
BNP	HKD	53	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.00	—	(69,029)	(69,029)
BNP	HKD	41	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.25	—	(54,104)	(54,104)
BNP	HKD	112	12/30/14	Receive	Hang Seng Index	22.45	—	(57,073)	(57,073)
BNP	HKD	155	12/30/14	Receive	Hang Seng Index	23.00	—	(94,026)	(94,026)
BNP	KRW	8,000	06/12/14	Receive	Kospi 2 Index	16.80	—	(33,758)	(33,758)
BNP	KRW	1,000	07/10/14	Receive	Kospi 2 Index	16.10	—	(2,020)	(2,020)
BNP	KRW	29,000	07/10/14	Receive	Kospi 2 Index	16.60	—	(89,842)	(89,842)
BNP	KRW	38,613	12/11/14	Receive	Kospi 2 Index	22.70	—	(238,051)	(238,051)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Variance swaps3,9 – (concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	KRW	43,000	12/10/15	Receive	Kospi 2 Index	22.50	—	(111,070)	(111,070)
BNP	USD	17	05/16/14	Receive	Russell 2000 Index	19.70	—	(21,602)	(21,602)
BNP	USD	16	05/16/14	Receive	Russell 2000 Index	20.50	—	(41,123)	(41,123)
BNP	USD	10	05/16/14	Receive	S&P 500 Index	15.20	—	(35,515)	(35,515)
BNP	USD	25	12/19/14	Pay	S&P 500 Index	20.80	—	137,866	137,866
BNP	USD	10	12/19/14	Pay	S&P 500 Index	21.00	—	56,991	56,991
BNP	USD	20	12/19/14	Pay	S&P 500 Index	21.40	—	123,236	123,236
BNP	USD	25	12/19/14	Pay	S&P 500 Index	21.60	—	158,000	158,000
BNP	USD	40	12/18/15	Pay	S&P 500 Index	20.60	—	101,312	101,312
CITI	GBP	5	06/20/14	Receive	FTSE 100 Index	15.95	—	(31,880)	(31,880)
CITI	GBP	12	07/18/14	Receive	FTSE 100 Index	15.35	—	(56,934)	(56,934)
CITI	GBP	1	07/18/14	Receive	FTSE 100 Index	15.50	—	(4,621)	(4,621)
CITI	GBP	17	08/15/14	Receive	FTSE 100 Index	14.60	—	—	—
CITI	USD	10	06/20/14	Receive	S&P 500 Index	15.75	—	(31,212)	(31,212)
CSI	USD	5	07/18/14	Receive	S&P 500 Index	15.50	—	(9,073)	(9,073)
							—	(282,158)	(282,158)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
AUD	11,250	12/04/17	6 Month AUD Bank Bill Rate	4.215	114,261	114,261
AUD	22,500	12/07/17	6 Month AUD Bank Bill Rate	4.200	221,478	221,478
AUD	11,250	12/11/17	6 Month AUD Bank Bill Rate	4.200	109,614	109,614
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.063	53,236	53,236
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	45,287	45,287
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	45,287	45,287
AUD	40,000	04/04/18	6 Month AUD Bank Bill Rate	4.078	211,571	211,571
EUR	5,719	06/26/16	6 Month EURIBOR	1.380	67,758	67,758
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	57,207	57,207
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	57,207	57,207
EUR	7,765	08/17/16	6 Month EURIBOR	1.220	70,419	70,419
EUR	7,765	08/17/16	6 Month EURIBOR	1.210	69,350	69,350
EUR	5,719	08/17/16	6 Month EURIBOR	1.200	50,287	50,287
EUR	5,098	08/17/16	6 Month EURIBOR	1.204	45,110	45,110
EUR	7,765	08/17/16	6 Month EURIBOR	1.208	69,083	69,083
EUR	5,098	08/19/16	6 Month EURIBOR	1.239	47,453	47,453

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Centrally cleared interest rate swap agreements – (concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
EUR	5,098	08/19/16	6 Month EURIBOR	1.212	45,557	45,557
EUR	5,098	08/19/16	6 Month EURIBOR	1.202	44,855	44,855
EUR	5,098	08/19/16	6 Month EURIBOR	1.255	48,576	48,576
EUR	5,098	08/19/16	6 Month EURIBOR	1.252	48,365	48,365
EUR	4,546	08/19/16	6 Month EURIBOR	1.270	44,255	44,255
EUR	5,098	08/19/16	6 Month EURIBOR	1.244	47,804	47,804
EUR	5,098	08/19/16	6 Month EURIBOR	1.207	45,206	45,206
EUR	21,500	11/28/24	6 Month EURIBOR	2.263	1,146,742	1,146,742
EUR	745	01/16/25	6 Month EURIBOR	2.402	49,431	49,431
EUR	1,000	06/06/27	2.784	6 Month EURIBOR	(34,265)	(34,265)
EUR	1,000	06/06/27	6 Month EURIBOR	2.784	34,265	65,320
EUR	600	08/21/27	6 Month EURIBOR	3.216	48,694	48,694
EUR	600	08/21/27	6 Month EURIBOR	3.219	48,913	48,913
EUR	600	08/21/27	6 Month EURIBOR	3.227	49,498	49,498
EUR	700	08/21/27	6 Month EURIBOR	3.219	57,065	57,065
EUR	700	08/21/27	3.219	6 Month EURIBOR	(57,065)	(50,592)
EUR	600	08/21/27	3.219	6 Month EURIBOR	(48,913)	(43,701)
EUR	600	08/21/27	3.216	6 Month EURIBOR	(48,694)	(43,482)
EUR	600	08/21/27	3.227	6 Month EURIBOR	(49,499)	(42,984)
EUR	1,420	11/16/35	6 Month EURIBOR	3.006	158,119	158,119
EUR	2,230	11/16/35	6 Month EURIBOR	2.960	225,433	225,433
EUR	2,230	11/18/35	6 Month EURIBOR	2.950	220,081	220,081
EUR	2,230	11/19/35	6 Month EURIBOR	2.915	202,472	202,472
EUR	3,917	11/20/35	6 Month EURIBOR	2.925	364,111	364,111
EUR	574	11/25/35	6 Month EURIBOR	2.960	57,585	57,585
EUR	300	06/06/47	6 Month EURIBOR	2.790	12,850	12,850
EUR	300	06/06/47	2.790	6 Month EURIBOR	(12,850)	(34,005)
EUR	348	08/21/47	3.027	6 Month EURIBOR	(36,726)	(36,726)
EUR	348	08/21/47	3.030	6 Month EURIBOR	(37,022)	(37,022)
EUR	348	08/21/47	3.038	6 Month EURIBOR	(37,811)	(37,811)
EUR	406	08/21/47	3.030	6 Month EURIBOR	(43,193)	(43,193)
EUR	406	08/21/47	6 Month EURIBOR	3.030	43,193	49,143
EUR	348	08/21/47	6 Month EURIBOR	3.030	37,021	39,679
EUR	348	08/21/47	6 Month EURIBOR	3.027	36,727	39,384
EUR	348	08/21/47	6 Month EURIBOR	3.038	37,810	39,139
EUR	890	11/16/55	2.986	6 Month EURIBOR	(150,040)	(150,040)
EUR	1,391	11/16/55	2.938	6 Month EURIBOR	(210,933)	(210,933)
EUR	1,391	11/18/55	2.928	6 Month EURIBOR	(205,767)	(205,767)
EUR	1,391	11/19/55	2.891	6 Month EURIBOR	(187,424)	(187,424)
EUR	2,449	11/20/55	2.903	6 Month EURIBOR	(340,138)	(340,138)
EUR	597	11/25/55	2.900	6 Month EURIBOR	(82,023)	(82,023)
GBP	50	02/17/44	3.340	6 Month GBP LIBOR	(1,926)	(1,926)
GBP	5,850	02/19/44	3.294	6 Month GBP LIBOR	(134,034)	(134,034)
JPY	1,250,000	11/28/24	0.950	6 Month JPY LIBOR	(62,575)	(62,575)
JPY	92,900	01/16/25	1.015	6 Month JPY LIBOR	(8,527)	(8,527)
USD	16,500	11/28/24	3.250	3 Month USD LIBOR	(396,453)	(396,453)
USD	780	01/16/25	3.391	3 Month USD LIBOR	(24,547)	(24,547)
					2,278,811	2,324,717

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

Centrally cleared credit default swap agreements – buy protection12

Referenced obligations[11]	Notional amount (000)		Termination date	Payments made by the Portfolio[10] (%)	Value($)	Unrealized (depreciation) ($)
CDX North America High Yield Series 20 Index	USD	1,000	06/20/18	5.000	(89,446)	(35,975)
CDX North America High Yield Series 21 Index	USD	24,400	12/20/18	5.000	(1,956,891)	(218,541)
					(2,046,337)	(254,516)

Centrally cleared credit default swap agreements – sell protection13

Referenced obligations[11]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Value($)	Unrealized appreciation($)	Credit spread[14]
CDX North America High Yield Series 21 Index	USD	24,400	12/20/18	5.000	1,973,248	995,219	3.24
CDX North America High Yield Series 22 Index	USD	14,890	06/20/19	5.000	1,121,181	25,575	3.49
CDX North America High Yield Series 20 Index	USD	1,000	06/20/18	5.000	89,446	46,869	2.85
					3,183,875	1,067,663

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	215,751,813	—	0	215,751,813
Preferred stock	—	3,890	—	3,890
Warrants	281	—	—	281
Corporate notes	—	27,415,881	—	27,415,881
Non-US government obligations	—	14,483,825	—	14,483,825
Time deposits	—	124,692,082	—	124,692,082
Short-term US government obligations	—	224,973,183	—	224,973,183
Repurchase agreement	—	64,549,000	—	64,549,000
Options and swaptions purchased	6,569,277	3,123,622	—	9,692,899
Futures contracts	9,495,800	—	—	9,495,800
Forward foreign currency contracts	—	4,743,341	—	4,743,341
Swap agreements	—	8,899,418	—	8,899,418
Total	231,817,171	472,884,242	0	704,701,413

Liabilities
Investments sold short	(28,714,353)	—	—	(28,714,353)
Written options	(4,144,387)	(269,267)	—	(4,413,654)
Foreign exchange written options	—	(637,092)	—	(637,092)
Futures contracts	(7,298,974)	—	—	(7,298,974)
Forward foreign currency contracts	—	(5,669,981)	—	(5,669,981)
Swap agreements	—	(5,765,227)	—	(5,765,227)
Total	(40,157,714)	(12,341,567)	—	(52,499,281)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2014 (unaudited)

At April 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the nine months ended April 30, 2014:

	Common stocks($)	Rights($)	Total($)
Beginning balance	0	0	0
Purchases	—	—	—
Sales	—	0	0
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	0	0
Net change in unrealized appreciation/depreciation	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	0	—	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2014 was $0.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investments as of April 30, 2014.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2014, the value of these securities amounted to 2.55% of net assets.

5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rate shown is the discount rate at date of purchase.
9

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

10	Payments made/received are based on the notional amount.
11	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
12

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2014.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CETIP	Central of Custody and Settlement of Private Bonds
COFI	Cost of Funds Index
DAX	German Stock Index
ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FTSE	London Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
IBEX	Spanish Exchange Index
ICC	International Code Council
JGB	Japan Government Bond
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
NATL-RE	National Reinsurance
NCUA	National Credit Union Administration
NIKKEI	Tokyo Stock Exchange Index
NVDR	Non Voting Depositary Receipt
OAT	Obligation Assimilables du Trésor
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
S&P	Standard and Poor’s
S&P TSX	S&P/Toronto Stock Exchange Index
SCSDE	South Carolina School District Enhancement
SDR	Special Drawing Rights
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Price Index
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Counterparty acronyms:
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SSC	State Street Bank and Trust Co.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with US GAAP a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 30, 2014